UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
04/30/2025
Date of reporting period:
04/30/2025
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Core U.S. REIT ETF
USRT | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Core U.S. REIT ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. REIT ETF	$9	0.08%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 15.03%.
  For the same period, the Russell 3000® Index returned 11.40% and the FTSE Nareit Equity REITs Index returned 15.07%.
What contributed to performance?
Real estate investment trusts (“REITs”) gained during the reporting period, supported by solid economic growth, attractive dividend yields and as the U.S. Federal Reserve began to lower interest rates. Specialized REITs, which include data center and self storage REITs, were the largest contributors to the Fund’s return. Data center REITs own and lease facilities that are purpose-built to support the massive computational and storage needs of artificial intelligence (“AI”), cloud computing, and digital services, making them critical infrastructure as AI adoption accelerates. Buoyed by an aging population, healthcare REITs were also significant contributors, as increasing demand for senior living and long-term healthcare facilities drove occupancy and rent growth. Retail REITs gained amid increased consumer spending, while multi-family residential REITs were supported by recovering rent growth, supported by favorable demographics, steady job growth, and the high cost of homeownership, which made renting more attractive.
What detracted from performance?
During the reporting period, hotel and resort REITs detracted from the Fund’s return amid broader economic uncertainties and the potential impact of tariffs and trade policies on travel demand.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	15.03%	8.92%	5.65%
Russell 3000® Index	11.40	15.12	11.68
FTSE Nareit Equity REITs Index	15.07	8.98	5.74
Key Fund statistics
Net Assets	$2,857,294,569
Number of Portfolio Holdings	135
Net Investment Advisory Fees	$2,168,686
Portfolio Turnover Rate	7%
The Fund has added the Russell 3000® Index in response to new regulatory requirements.
The performance of the FTSE Nareit Equity REITS Index in this report reflects the performance of the FTSE NAREIT Real Estate 50 Index through November 2, 2016 and, beginning on November 3, 2016, the performance of the FTSE Nareit Equity REITS Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Specialized REITs	28.3%
Residential REITs	16.9%
Health Care REITs	16.9%
Retail REITs	16.7%
Industrial REITs	12.5%
Office REITs	3.8%
Diversified REITs	2.5%
Hotel & Resort REITs	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Prologis, Inc.	8.4%
Welltower, Inc.	8.3%
Equinix, Inc.	7.4%
Digital Realty Trust, Inc.	4.7%
Simon Property Group, Inc.	4.5%
Realty Income Corp.	4.5%
Public Storage	4.2%
VICI Properties, Inc.	3.0%
Extra Space Storage, Inc.	2.7%
AvalonBay Communities, Inc.	2.6%
(a)	Excludes money market funds.
Material fund changes
This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective June 23, 2025, the Fund’s principal investment strategy was updated for a new Underlying Index, the FTSE Nareit Equity REITs 40 Act Capped Index. The updates reflect, among other things, that the Fund’s new Underlying Index will, on a quarterly basis, comply with the diversification requirements for ETFs classified as “diversified” under the Investment Company Act of 1940 rules.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell or FTSE International Limited, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core U.S. REIT ETF
Annual Shareholder Report — April 30, 2025
USRT-04/25-AR

iShares Core Dividend ETF
DIVB | Cboe BZX Exchange
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Core Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend ETF	$5	0.05%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 12.25%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Dividend and Buyback Index℠ returned 12.34%.
What contributed to performance?
The information technology sector was the largest contributor to the Fund’s return during the reporting period. Software and services stocks gained on growing demand for integrated platforms that combine cybersecurity, artificial intelligence (“AI”), and cloud capabilities to address evolving business needs. The technology hardware and equipment segment gained on demand for AI infrastructure solutions, while semiconductor firms benefited as clients increased their AI outlays and data center spending. In the financials sector, diversified banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. The capital markets space, which includes asset management and custody banks, investment banking and brokerage, and financial exchanges and data, was further supported by increased trading activity and solid investment banking revenues. In the healthcare sector, several biotechnology firms benefited from solid fundamentals, cutting edge therapies, and strategic acquisitions and partnerships.
What detracted from performance?
Energy stocks were the largest detractor from the Fund’s return during the reporting period, facing several headwinds. The oil, gas, and consumable fuels segment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies and trade uncertainty, negatively pressuring oil prices.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: November 7, 2017 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	12.25%	15.18%	11.31%
Morningstar US Market Index	11.51	15.18	12.12
Morningstar® US Dividend and Buyback Index℠	12.34	15.38	11.53
Key Fund statistics
Net Assets	$736,860,933
Number of Portfolio Holdings	410
Net Investment Advisory Fees	$265,007
Portfolio Turnover Rate	36%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The inception date of the Fund was November 7, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	21.8%
Information Technology	20.8%
Industrials	11.7%
Health Care	9.7%
Consumer Staples	8.1%
Energy	7.8%
Consumer Discretionary	6.3%
Communication Services	4.4%
Real Estate	3.5%
Utilities	3.4%
Materials	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Cisco Systems, Inc.	4.8%
International Business Machines Corp.	3.4%
JPMorgan Chase & Co.	3.3%
Accenture PLC, Class A	3.2%
Exxon Mobil Corp.	2.8%
Texas Instruments, Inc.	2.5%
Wells Fargo & Co.	2.4%
Verizon Communications, Inc.	2.2%
Automatic Data Processing, Inc.	2.0%
Fidelity National Information Services, Inc.	1.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core Dividend ETF
Annual Shareholder Report — April 30, 2025
DIVB-04/25-AR

iShares Core Dividend Growth ETF
DGRO | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Core Dividend Growth ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Dividend Growth ETF	$8	0.08%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 9.99%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Dividend Growth Index℠ returned 10.07%.
What contributed to performance?
During the reporting period, financials stocks were the largest contributor to the Fund’s return. Capital markets firms, which include asset management and custody banks, investment banking and brokerage, and financial exchanges and data, were further supported by increased trading activity and solid investment banking revenues. Diversified banks contributed, as interest rates remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits). Information technology stocks also had a positive impact on performance. An innovative multinational technology company within the technology hardware and equipment segment gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. Semiconductor firms were positive, as firms increased their artificial intelligence outlays and data center spending. In the healthcare sector, several biotechnology firms benefited from solid fundamentals, cutting edge therapies, and strategic acquisitions and partnerships.
What detracted from performance?
Energy stocks were the largest detractor from the Fund’s return during the reporting period, facing several headwinds. The oil, gas, and consumable fuels segment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies and trade uncertainty, negatively pressuring oil prices.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.99%	13.22%	11.22%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Dividend Growth Index℠	10.07	13.30	11.30
Key Fund statistics
Net Assets	$30,052,745,645
Number of Portfolio Holdings	414
Net Investment Advisory Fees	$23,614,904
Portfolio Turnover Rate	25%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.0%
Information Technology	17.2%
Health Care	16.3%
Consumer Staples	11.6%
Industrials	11.0%
Utilities	7.0%
Consumer Discretionary	5.9%
Energy	4.8%
Materials	2.9%
Communication Services	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Microsoft Corp.	3.1%
JPMorgan Chase & Co.	3.1%
Apple Inc.	2.9%
Exxon Mobil Corp.	2.9%
Johnson & Johnson	2.8%
Broadcom, Inc.	2.6%
AbbVie, Inc.	2.6%
Procter & Gamble Co. (The)	2.2%
CME Group, Inc., Class A	2.2%
Home Depot, Inc. (The)	2.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core Dividend Growth ETF
Annual Shareholder Report — April 30, 2025
DGRO-04/25-AR

iShares Core High Dividend ETF
HDV | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Core High Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core High Dividend ETF	$8	0.08%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 10.69%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® Dividend Yield Focus Index℠ returned 10.74%.
What contributed to performance?
Consumer staples stocks were the main contributor to the Fund’s return during the reporting period. Tobacco companies were helped by their defensive nature and further boosted by the success of their smoke-free products, such as tobacco pouches and e-cigarettes. Utilities stocks benefited from a substantial rise in electricity demand that was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy. The convergence of AI, cloud computing, and data increased the load on energy grids, creating tailwinds for companies that generate, transmit, and distribute electricity. Within the communication sector, integrated telecommunication services companies were supported by modernization efforts. These providers benefited from growth in both wireless and wireline services, such as fiber broadband and enterprise connectivity.
What detracted from performance?
Energy stocks were the largest detractor from the Fund’s return during the reporting period, facing several headwinds. The oil, gas, and consumable fuels segment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies and trade uncertainty, negatively pressuring oil prices.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.69%	11.16%	7.98%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® Dividend Yield Focus Index℠	10.74	11.24	8.07
Key Fund statistics
Net Assets	$11,025,390,051
Number of Portfolio Holdings	79
Net Investment Advisory Fees	$8,721,314
Portfolio Turnover Rate	82%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Consumer Staples	22.3%
Energy	20.1%
Health Care	17.2%
Financials	12.5%
Utilities	9.9%
Information Technology	7.8%
Communication Services	4.0%
Consumer Discretionary	3.0%
Industrials	2.2%
Materials	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Exxon Mobil Corp.	7.8%
Johnson & Johnson	5.4%
Progressive Corp. (The)	5.1%
AbbVie, Inc.	5.0%
Chevron Corp.	4.7%
Philip Morris International, Inc.	4.5%
Procter & Gamble Co. (The)	4.3%
CME Group, Inc., Class A	4.2%
AT&T Inc.	4.0%
Coca-Cola Co. (The)	3.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core High Dividend ETF
Annual Shareholder Report — April 30, 2025
HDV-04/25-AR

iShares Select Dividend ETF
DVY | NASDAQ
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Select Dividend ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Select Dividend ETF	$40	0.38%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 11.61%.
  For the same period, the S&P Total Market Index™ returned 11.25% and the Dow Jones U.S. Select Dividend Index™ returned 12.00%.
What contributed to performance?
Utilities stocks contributed the most to the Fund’s return during the reporting period. A substantial rise in electricity demand was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy. The convergence of AI, cloud computing, and data increased the load on energy grids, creating tailwinds for companies that generate, transmit, and distribute electricity. Financials stocks were also meaningful contributors, with banks exhibiting robust earnings, witnessing increases in advisory fees and deal-making revenues. Insurance companies also contributed, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment. In consumer staples, tobacco companies were helped by their defensive nature and further boosted by the success of their smoke-free products, such as tobacco pouches and e-cigarettes.
What detracted from performance?
Chemicals stocks in the materials sector were modest detractors from the Fund’s return during the reporting period. These companies were pressured by weak global demand and rising raw material costs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	11.61%	13.83%	8.86%
S&P Total Market Index™	11.25	15.02	11.59
Dow Jones U.S. Select Dividend Index™	12.00	14.29	9.29
Key Fund statistics
Net Assets	$19,002,472,720
Number of Portfolio Holdings	104
Net Investment Advisory Fees	$73,810,690
Portfolio Turnover Rate	19%
The Fund has added the S&P Total Market Index™ in response to new regulatory requirements.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Utilities	26.7%
Financials	24.0%
Consumer Staples	12.0%
Consumer Discretionary	7.2%
Materials	6.7%
Communication Services	6.1%
Energy	5.4%
Health Care	5.4%
Information Technology	3.9%
Industrials	2.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Altria Group, Inc.	2.6%
Ford Motor Co.	2.2%
Verizon Communications, Inc.	2.2%
Pfizer, Inc.	2.0%
Edison International	2.0%
LyondellBasell Industries NV, Class A	1.7%
Eversource Energy	1.6%
Dominion Energy, Inc.	1.5%
Prudential Financial, Inc.	1.5%
FirstEnergy Corp.	1.5%
(a)	Excludes money market funds.
Material fund changes
This is a summary of certain changes to the Fund since April 30, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Select Dividend ETF
Annual Shareholder Report — April 30, 2025
DVY-04/25-AR

iShares Morningstar Mid-Cap Value ETF
IMCV | NASDAQ
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar Mid-Cap Value ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Mid-Cap Value ETF	$6	0.06%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 5.39%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Mid Cap Broad Value Index℠ returned 5.42%.
What contributed to performance?
Utilities stocks were the largest contributor to the Fund’s return during the reporting period, primarily driven by a substantial rise in electricity demand. This increase in power consumption was largely fueled by the rapid expansion of data centers and the accelerated adoption of artificial intelligence (“AI”) technologies, both of which require significant computational power and energy. Financials stocks also contributed. Within the insurance segment, property and casualty firms experienced a surge in premium growth and a favorable underwriting environment.
What detracted from performance?
Healthcare stocks weighed on the Fund’s performance during the reporting period. A combination of macroeconomic pressures and trade war threats negatively impacted biotechnology and life sciences firms. These firms were further pressured by uncertainty surrounding policy changes from the new U.S. presidential administration. Chemicals stocks in the materials sector were modest detractors, pressured by weak global demand and rising raw material costs.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.39%	14.90%	8.04%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Mid Cap Broad Value Index℠	5.42	15.00	8.23
Key Fund statistics
Net Assets	$643,405,888
Number of Portfolio Holdings	292
Net Investment Advisory Fees	$380,139
Portfolio Turnover Rate	31%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The performance of the Morningstar® US Mid Cap Broad Value Index℠ in this report reflects the performance of the Morningstar® US Mid Value Index℠ through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Mid Cap Broad Value Index℠.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.4%
Utilities	13.1%
Energy	11.2%
Real Estate	9.4%
Consumer Staples	8.7%
Industrials	8.6%
Health Care	7.4%
Information Technology	7.3%
Materials	7.1%
Consumer Discretionary	6.8%
Communication Services	2.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Williams Cos., Inc. (The)	1.4%
Capital One Financial Corp.	1.4%
Newmont Corp.	1.2%
American Electric Power Co., Inc.	1.1%
Aflac, Inc.	1.1%
Cheniere Energy, Inc.	1.0%
Kinder Morgan, Inc.	1.0%
ONEOK, Inc.	1.0%
Truist Financial Corp.	1.0%
American International Group, Inc.	1.0%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Mid-Cap Value ETF
Annual Shareholder Report — April 30, 2025
IMCV-04/25-AR

iShares Morningstar Small-Cap ETF
ISCB | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar Small-Cap ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Small-Cap ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 2.51%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Small Cap Extended Index℠ returned 2.48%.
What contributed to performance?
Small-cap financials were the largest contributor to the Fund’s performance during the reporting period. Banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. Within the capital markets space, firms were supported by increased trading activity and solid investment banking revenues. Insurance companies also contributed, as property and casualty firms experienced a surge in premium growth and a favorable underwriting environment. Real estate stocks also provided a modest contribution to performance.
What detracted from performance?
Energy stocks detracted from the Fund’s return during the reporting period, as companies operating within the oil, gas, and consumable fuels segment suffered from falling crude prices, supply increases, as well as reduced profit margins and investor confidence. Within the information technology sector, small-cap semiconductors and semiconductor equipment names detracted. While demand for artificial intelligence chips surged, semiconductor companies exposed to PCs, smartphones, industrial, and automotive sectors faced significant challenges. Weak end-market demand in these segments, coupled with excess inventory from prior overproduction, pressured sales and margins. Geopolitical factors, such as U.S.-China trade restrictions and tariffs further constrained growth by limiting access to key international markets.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	2.51%	9.88%	5.76%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Small Cap Extended Index℠	2.48	9.79	5.80
Key Fund statistics
Net Assets	$214,782,793
Number of Portfolio Holdings	1,586
Net Investment Advisory Fees	$90,177
Portfolio Turnover Rate	25%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The performance of the Morningstar® US Small Cap Extended Index℠ in this report reflects the performance of the Morningstar® US Small Core Index℠ through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Small Cap Extended Index℠.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.9%
Industrials	18.3%
Consumer Discretionary	13.6%
Health Care	12.1%
Information Technology	11.3%
Real Estate	6.2%
Materials	5.1%
Communication Services	3.8%
Consumer Staples	3.8%
Energy	3.7%
Utilities	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Tapestry, Inc.	0.3%
BJ's Wholesale Club Holdings, Inc.	0.3%
Duolingo, Inc., Class A	0.3%
SoFi Technologies, Inc.	0.3%
Insmed, Inc.	0.3%
Royal Gold, Inc.	0.3%
Rivian Automotive, Inc., Class A	0.3%
Encompass Health Corp.	0.3%
Crown Holdings, Inc.	0.3%
TKO Group Holdings, Inc., Class A	0.3%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Small-Cap ETF
Annual Shareholder Report — April 30, 2025
ISCB-04/25-AR

iShares Morningstar U.S. Equity ETF
ILCB | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar U.S. Equity ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar U.S. Equity ETF	$3	0.03%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 12.08%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Large-Mid Cap Index℠ returned 12.11%.
What contributed to performance?
Stock selection across the information technology sector was the largest driver of the Fund’s return during the reporting period. Within the technology hardware and equipment segment, an innovative multinational technology company gained due to its consistently strong brand recognition and a robust ecosystem of its products and services. Software and services stocks benefited from strong trends in application software and systems software names as companies prioritized secure, scalable infrastructure and automation to support data-driven decision-making. Semiconductor firms were positive, as firms increased their artificial intelligence outlays and data center spending. Companies within the financials sector were another large contributor, as these firms were supported by robust earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. In the communication sector, media and entertainment names were positively impacted by robust subscriber growth and strong advertising revenue.
What detracted from performance?
There were no significant detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	12.08%	15.11%	11.63%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Large-Mid Cap Index℠	12.11	15.17	11.77
Key Fund statistics
Net Assets	$937,821,106
Number of Portfolio Holdings	598
Net Investment Advisory Fees	$312,971
Portfolio Turnover Rate	4%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The performance of the Morningstar® US Large-Mid Cap Index℠ in this report reflects the performance of the Morningstar® US Large Core Index℠ through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Large-Mid Cap Index℠.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	30.1%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.5%
Communication Services	9.2%
Industrials	8.9%
Consumer Staples	6.0%
Energy	3.1%
Utilities	2.4%
Real Estate	2.4%
Materials	2.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.5%
Microsoft Corp.	6.0%
NVIDIA Corp.	5.2%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc., Class A	2.5%
Berkshire Hathaway, Inc., Class B	2.0%
Alphabet, Inc., Class A	1.9%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C, NVS	1.7%
Tesla, Inc.	1.6%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar U.S. Equity ETF
Annual Shareholder Report — April 30, 2025
ILCB-04/25-AR

iShares Morningstar Value ETF
ILCV | NYSE Arca
Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about iShares Morningstar Value ETF (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Value ETF	$4	0.04%
How did the Fund perform last year?
  For the reporting period ended April 30, 2025, the Fund returned 9.20%.
  For the same period, the Morningstar US Market Index returned 11.51% and the Morningstar® US Large-Mid Cap Broad Value Index℠ returned 9.23%.
What contributed to performance?
Financial services stocks registered robust performance during the reporting period, contributing to the Fund’s return. Overall, these firms were supported by strong earnings, growing trading volumes, and the prospects of a loosening regulatory regime under the new presidential administration. Banks exhibited robust earnings, witnessing increases in advisory fees and deal-making revenues. Within the financial services segment, a multinational conglomerate holding company was supported by its long-term, value-oriented investment strategy, which focuses on well-run businesses and quality investments. Additionally, capital markets firms were supported by increased trading activity and solid investment banking revenues. Consumer staples stocks also benefited performance. Tobacco companies were helped by their defensive nature and further boosted by the success of their smoke-free products, such as tobacco pouches and e-cigarettes.
What detracted from performance?
Within the energy sector, oil, gas, and consumable fuels stocks detracted from the Fund’s return. The oil and gas environment was marked by significant volatility as OPEC+, a coalition of the Organization of the Petroleum Exporting Countries and 10 non-OPEC oil-producing nations, announced production increases amid slowing energy demand in major economies, and trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
Fund performance
Cumulative performance: May 1, 2015 through April 30, 2025
Initial investment of $10,000
See “Average annual total returns” for additional information on fund performance.
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.20%	13.05%	9.09%
Morningstar US Market Index	11.51	15.18	11.81
Morningstar® US Large-Mid Cap Broad Value Index℠	9.23	13.12	9.25
Key Fund statistics
Net Assets	$994,320,633
Number of Portfolio Holdings	425
Net Investment Advisory Fees	$392,497
Portfolio Turnover Rate	22%
The Fund has added the Morningstar US Market Index in response to new regulatory requirements.
The performance of the Morningstar® US Large-Mid Cap Broad Value Index℠ in this report reflects the performance of the Morningstar® US Large Value Index℠ through March 21, 2021 and, beginning on March 22, 2021, the performance of the Morningstar® US Large-Mid Cap Broad Value Index℠.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.8%
Information Technology	17.1%
Health Care	14.3%
Consumer Staples	10.4%
Industrials	9.6%
Communication Services	6.4%
Energy	6.0%
Consumer Discretionary	5.8%
Utilities	4.4%
Real Estate	3.1%
Materials	3.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.5%
Berkshire Hathaway, Inc., Class B	4.1%
JPMorgan Chase & Co.	2.9%
Exxon Mobil Corp.	1.9%
Walmart, Inc.	1.8%
Procter & Gamble Co. (The)	1.6%
UnitedHealth Group, Inc.	1.6%
Alphabet, Inc., Class A	1.6%
Johnson & Johnson	1.6%
Home Depot, Inc. (The)	1.5%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Morningstar, Inc., and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Morningstar Value ETF
Annual Shareholder Report — April 30, 2025
ILCV-04/25-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Laura F. Fergerson

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the nine series of the registrant for which the fiscal year-end is April 30, 2025 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $119,700 for the fiscal year ended April 30, 2024 and $119,700 for the fiscal year ended April 30, 2025.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended April 30, 2024 and April 30, 2025 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $58,200 for the fiscal year ended April 30, 2024 and $87,300 for the fiscal year ended April 30, 2025. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended April 30, 2024 and April 30, 2025 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $58,200 for the fiscal year ended April 30, 2024 and $87,300 for the fiscal year ended April 30, 2025.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

John E. Martinez

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

APRIL 30, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust

•	iShares Core U.S. REIT ETF | USRT | NYSE Arca

2

Schedule of Investments April 30, 2025	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 2.5%
Alexander & Baldwin, Inc.	183,001	$3,143,957
Alpine Income Property Trust, Inc.	31,199	482,025
American Assets Trust, Inc.	120,790	2,262,397
Armada Hoffler Properties, Inc.	200,191	1,355,293
Broadstone Net Lease, Inc.	473,363	7,659,013
CTO Realty Growth, Inc.	73,424	1,341,456
Essential Properties Realty Trust, Inc.	439,579	14,141,256
Gladstone Commercial Corp.	110,759	1,565,025
Global Net Lease, Inc.	503,790	3,803,615
NexPoint Diversified Real Estate Trust	92,012	322,962
One Liberty Properties, Inc.	40,684	992,690
WP Carey, Inc.	547,916	34,211,875

		71,281,564

Health Care REITs — 16.9%
Alexandria Real Estate Equities, Inc.	433,553	31,501,961
American Healthcare REIT, Inc.	380,949	12,297,034
CareTrust REIT, Inc.	472,263	13,823,138
Community Healthcare Trust, Inc.	69,317	1,183,934
Diversified Healthcare Trust	555,789	1,256,083
Global Medical REIT, Inc.	155,345	1,202,370
Healthcare Realty Trust, Inc.	893,281	13,872,654
Healthpeak Properties, Inc.	1,766,628	31,516,644
LTC Properties, Inc.	112,212	4,025,045
Medical Properties Trust, Inc.	1,499,429	8,276,848
National Health Investors, Inc.	109,783	8,307,280
Omega Healthcare Investors, Inc.	682,002	26,632,178
Sabra Health Care REIT, Inc.	594,185	10,606,202
Sila Realty Trust, Inc.	144,096	3,711,913
Universal Health Realty Income Trust	32,899	1,257,071
Ventas, Inc.	1,058,488	74,178,839
Welltower, Inc.	1,559,053	237,895,897

		481,545,091

Hotel & Resort REITs — 2.4%
Apple Hospitality REIT, Inc.	572,445	6,737,678
Braemar Hotels & Resorts, Inc.	165,091	308,720
Chatham Lodging Trust	123,898	851,179
DiamondRock Hospitality Co.	519,136	3,810,458
Host Hotels & Resorts, Inc.	1,762,407	24,885,187
Park Hotels & Resorts, Inc.	516,351	5,132,529
Pebblebrook Hotel Trust(a)	299,191	2,707,678
RLJ Lodging Trust	377,299	2,644,866
Ryman Hospitality Properties, Inc.	147,271	12,952,484
Service Properties Trust	421,662	758,992
Summit Hotel Properties, Inc.	262,408	1,068,001
Sunstone Hotel Investors, Inc.	502,827	4,193,577
Xenia Hotels & Resorts, Inc.	256,353	2,737,850

		68,789,199

Industrial REITs — 12.4%
Americold Realty Trust, Inc.	718,686	13,899,387
EastGroup Properties, Inc.	124,204	20,297,418
First Industrial Realty Trust, Inc.	333,948	15,889,246
Industrial Logistics Properties Trust	170,753	447,373
Innovative Industrial Properties, Inc.	70,638	3,836,350
Lineage, Inc.(a)	156,101	7,528,751
LXP Industrial Trust	730,874	5,766,596
Plymouth Industrial REIT, Inc.	101,628	1,511,208
Prologis, Inc.	2,337,804	238,923,569
Rexford Industrial Realty, Inc.	556,687	18,426,340

Security	Shares	Value

Industrial REITs (continued)
STAG Industrial, Inc.	457,633	$15,115,618
Terreno Realty Corp.	247,801	13,958,630

		355,600,486

Office REITs — 3.8%
Brandywine Realty Trust	428,490	1,696,820
BXP, Inc.	397,103	25,307,374
City Office REIT, Inc.	95,290	484,073
COPT Defense Properties	283,554	7,403,595
Cousins Properties, Inc.	422,524	11,636,311
Douglas Emmett, Inc.	354,303	4,900,011
Easterly Government Properties, Inc.	100,249	2,022,022
Empire State Realty Trust, Inc., Class A	343,267	2,444,061
Highwoods Properties, Inc.	263,752	7,501,107
Hudson Pacific Properties, Inc.	350,243	717,998
JBG SMITH Properties	205,037	2,866,417
Kilroy Realty Corp.	295,908	9,324,061
NET Lease Office Properties(a)(b)	37,895	1,145,566
Orion Properties, Inc.	152,890	279,789
Paramount Group, Inc.(a)	466,266	2,000,281
Peakstone Realty Trust, Class E	93,824	1,079,914
Piedmont Office Realty Trust, Inc., Class A	311,384	1,840,280
Postal Realty Trust, Inc., Class A	56,983	754,455
SL Green Realty Corp.	180,213	9,481,006
Vornado Realty Trust	443,164	15,634,826

		108,519,967

Residential REITs — 16.9%
American Homes 4 Rent, Class A	853,725	31,920,778
Apartment Investment & Management Co., Class A	348,513	2,756,738
AvalonBay Communities, Inc.	358,744	75,329,065
BRT Apartments Corp.	29,680	459,150
Camden Property Trust	261,641	29,774,746
Centerspace	41,686	2,516,167
Elme Communities	221,752	3,452,679
Equity LifeStyle Properties, Inc.	477,337	30,921,891
Equity Residential	955,233	67,114,671
Essex Property Trust, Inc.	161,435	45,064,580
Independence Realty Trust, Inc.	567,672	11,029,867
Invitation Homes, Inc.	1,547,570	52,911,418
Mid-America Apartment Communities, Inc.	293,646	46,880,584
NexPoint Residential Trust, Inc.	56,463	2,104,941
Sun Communities, Inc.	318,764	39,663,804
UDR, Inc.	830,107	34,764,881
UMH Properties, Inc.	181,651	3,209,773
Veris Residential, Inc.	197,278	3,061,754

		482,937,487

Retail REITs — 16.7%
Acadia Realty Trust	294,552	5,625,943
Agree Realty Corp.	257,615	19,993,500
Alexander’s, Inc.	5,361	1,106,510
Brixmor Property Group, Inc.	757,651	18,873,087
CBL & Associates Properties, Inc.	55,534	1,303,383
Curbline Properties Corp.	239,030	5,471,397
Federal Realty Investment Trust	213,465	20,069,979
FrontView REIT, Inc.	35,612	443,013
Getty Realty Corp.	126,579	3,542,946
InvenTrust Properties Corp.	194,064	5,406,623
Kimco Realty Corp.	1,665,758	33,281,845
Kite Realty Group Trust	544,053	11,778,748
Macerich Co. (The)	627,191	9,194,620
NETSTREIT Corp.	206,027	3,352,059
NNN REIT, Inc.	471,688	19,391,094

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (continued) April 30, 2025	iShares® Core U.S. REIT ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
Phillips Edison & Co., Inc.	308,448	$10,703,146
Realty Income Corp.	2,204,398	127,546,468
Regency Centers Corp.	456,557	32,954,284
Saul Centers, Inc.	27,014	883,358
Simon Property Group, Inc.	818,253	128,776,657
SITE Centers Corp.	120,568	1,427,525
Tanger, Inc.	271,294	8,548,474
Urban Edge Properties	314,356	5,680,413
Whitestone REIT	125,428	1,635,581

		476,990,653

Specialized REITs — 28.2%
CubeSmart	565,745	23,008,849
Digital Realty Trust, Inc.	838,090	134,546,969
EPR Properties	189,205	9,363,755
Equinix, Inc.	243,842	209,887,002
Extra Space Storage, Inc.	528,930	77,498,824
Farmland Partners, Inc.	112,186	1,128,591
Four Corners Property Trust, Inc.	242,352	6,773,738
Gaming & Leisure Properties, Inc.	658,617	31,521,410
Gladstone Land Corp.	86,637	860,305
Iron Mountain, Inc.	736,305	66,024,469
Lamar Advertising Co., Class A	220,181	25,058,800
National Storage Affiliates Trust	176,917	6,581,312
Outfront Media, Inc.	363,456	5,499,089
Public Storage	399,981	120,166,292
Safehold, Inc.	130,587	2,056,745
VICI Properties, Inc.	2,664,443	85,315,465

		805,291,615

Total Long-Term Investments — 99.8% (Cost: $2,997,047,360)		2,850,956,062

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	5,871,293	$5,873,641
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	5,262,548	5,262,548

Total Short-Term Securities — 0.4% (Cost: $ 11,136,056)		11,136,189

Total Investments — 100.2% (Cost: $ 3,008,183,416)		2,862,092,251

Liabilities in Excess of Other Assets — (0.2)%		(4,797,682)

Net Assets — 100.0%		$2,857,294,569

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,558,636	$3,319,592	(a)	$—		$(4,384)	$(203)	$5,873,641	5,871,293	$78,132	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,904,914	—		(1,642,366	)(a)	—	—	5,262,548	5,262,548	341,568		—

						$(4,384)	$(203)	$11,136,189		$419,700		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

4	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Core U.S. REIT ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	181	06/20/25	$6,500	$20,522

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$20,522	$—	$—	$—	$20,522

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(722,770)	$—	$—	$—	$(722,770)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$491,025	$—	$—	$—	$491,025

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$6,995,638

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (continued) April 30, 2025	iShares® Core U.S. REIT ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,850,956,062	$—	$—	$2,850,956,062
Short-Term Securities
Money Market Funds	11,136,189	—	—	11,136,189

	$2,862,092,251	$—	$—	$2,862,092,251

Derivative Financial Instruments(a)
Assets
Equity Contracts	$20,522	$—	$—	$20,522

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

6	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statement of Assets and Liabilities

April 30, 2025

iShares Core U.S. REIT ETF

ASSETS

Investments, at value — unaffiliated(a)(b)	$2,850,956,062
Investments, at value — affiliated(c)	11,136,189
Cash	110
Cash pledged:
Futures contracts	417,000
Receivables:
Securities lending income — affiliated	1,885
Dividends — unaffiliated	762,119
Dividends — affiliated	23,861
Variation margin on futures contracts	27,371

Total assets	2,863,324,597

LIABILITIES

Collateral on securities loaned	5,849,150
Payables:
Investment advisory fees	180,878

Total liabilities	6,030,028

Commitments and contingent liabilities

NET ASSETS	$2,857,294,569

NET ASSETS CONSIST OF:

Paid-in capital	$3,055,373,969
Accumulated loss	(198,079,400)

NET ASSETS	$2,857,294,569

NET ASSET VALUE

Shares outstanding	$51,000,000

Net asset value	$56.03

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$2,997,047,360
(b) Securities loaned, at value	$5,291,647
(c) Investments, at cost — affiliated	$11,136,056

See notes to financial statements.

S T A T E M E N T O F A S S E T S A N D L I A B I L I T I E S	7

Statement of Operations

Year Ended April 30, 2025

iShares Core U.S. REIT ETF

INVESTMENT INCOME
Dividends — unaffiliated	$83,405,481
Dividends — affiliated	341,568
Interest — unaffiliated	2,927
Securities lending income — affiliated — net	78,132

Total investment income	83,828,108

EXPENSES
Investment advisory	2,168,686
Interest expense	28

Total expenses	2,168,714

Net investment income	81,659,394

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,171,576)
Investments — affiliated	(4,384)
Futures contracts	(722,770)
In-kind redemptions — unaffiliated(a)	54,672,074

36,773,344

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	211,193,498
Investments — affiliated	(203)
Futures contracts	491,025

211,684,320

Net realized and unrealized gain	248,457,664

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$330,117,058

(a)	See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

8	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets

	iShares Core U.S. REIT ETF

	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$81,659,394	$72,517,108
Net realized gain	36,773,344	24,029,229
Net change in unrealized appreciation (depreciation)	211,684,320	(59,524,903)

Net increase in net assets resulting from operations	330,117,058	37,021,434

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(76,166,281)	(68,921,006)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	365,462,812	378,443,147

NET ASSETS
Total increase in net assets	619,413,589	346,543,575
Beginning of year	2,237,880,980	1,891,337,405

End of year	$2,857,294,569	$2,237,880,980

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	9

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core U.S. REIT ETF

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$50.06	$50.84	$61.83	$56.60	$42.45

Net investment income(a)	1.73	1.77	1.71	1.24	1.17
Net realized and unrealized gain (loss)(b)	5.85	(0.85)	(10.95)	5.45	14.39

Net increase (decrease) from investment operations	7.58	0.92	(9.24)	6.69	15.56

Distributions(c)
From net investment income	(1.61)	(1.70)	(1.75)	(1.43)	(1.41)
From net realized gain	—	—	—	(0.03)	—

Total distributions	(1.61)	(1.70)	(1.75)	(1.46)	(1.41)

Net asset value, end of year	$56.03	$50.06	$50.84	$61.83	$56.60

Total Return(d)
Based on net asset value	15.03%	1.82%	(14.84)%	11.82%	37.43%

Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.01%	3.47%	3.24%	2.00%	2.48%

Supplemental Data
Net assets, end of year (000)	$2,857,295	$2,237,881	$1,891,337	$2,318,550	$1,986,692

Portfolio turnover rate(f)	7%	5%	8%	9%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

10	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
Core U.S. REIT	Diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividend and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	11

Notes to Financial Statements (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Non-Cash Collateral Received, at Fair Value	(a)	Net Amount
Barclays Bank PLC	$25,726	$(25,726)	$—		$—
BofA Securities, Inc.	1,972,607	(1,972,607)	—		—
Citigroup Global Markets, Inc.	1,260,034	(1,260,034)	—		—
Morgan Stanley	1,974,455	(1,974,455)	—		—
National Financial Services LLC	58,825	(58,825)	—		—

	$5,291,647	$(5,291,647)	$—		$—

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fees
Core U.S. REIT	0.08%

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (continued)

managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SLAgency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, the Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income - affiliated - net in its Statement of Operations. For the year ended April 30, 2025, the Fund paid BTC $21,727 for securities lending agent services.

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended April 30, 2025, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core U.S. REIT	$ 13,335,248	$ 22,547,736	$ (3,858,334)

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7. PURCHASES AND SALES

For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core U.S. REIT	$ 230,853,775	$ 190,128,261

For the year ended April 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core U.S. REIT	$ 626,949,663	$ 290,270,407

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Notes to Financial Statements (continued)

8. INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in capital	Accumulated earnings (loss)

Core U.S. REIT	$ 54,337,339	$ (54,337,339)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 04/30/25	Year Ended 04/30/24

Ordinary income	$ 76,166,281	$ 68,921,006

As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core U.S. REIT	$ 9,190,828	$ (32,683,125)	$ (174,587,103)	$(198,079,400)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.

As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core U.S. REIT	$3,039,242,194	$ 192,001,420	$ (369,151,363)	$ (177,149,943)

9. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company,

N O T E S T O F I N A N C I A L S T A T E M E N T S	15

Notes to Financial Statements (continued)

market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invest.

The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 04/30/25		Year Ended 04/30/24
Share Class	Shares	Amount	Shares	Amount
Shares sold	11,000,000	$634,727,230	13,100,000	$659,303,907
Shares redeemed	(4,700,000)	(269,264,418)	(5,600,000)	(280,860,760)

	6,300,000	$365,462,812	7,500,000	$378,443,147

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to

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Notes to Financial Statements (continued)

compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	17

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of iShares Core U.S. REIT ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Core U.S. REIT ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of April 30, 2025, the related statement of operations for the year ended April 30, 2025, the statement of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended April 30, 2025 and the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 24, 2025

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:

iShares ETF	Qualified Dividend Income

iShares Core U.S. REIT ETF	$1,356,163

The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:

iShares ETF	Qualified Business Income

iShares Core U.S. REIT ETF	$82,048,169

I M P O R T A N T T A X I N F O R M A T I O N	19

Additional Information

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviation

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	21

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Want to know more?

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust

•	iShares Core Dividend ETF | DIVB | Cboe BZX Exchange

•	iShares Core Dividend Growth ETF | DGRO | NYSE Arca

•	iShares Core High Dividend ETF | HDV | NYSE Arca

•	iShares Select Dividend ETF | DVY | NASDAQ

2

Schedule of Investments April 30, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.5%
Huntington Ingalls Industries, Inc.	1,405	$323,628
L3Harris Technologies, Inc.	5,598	1,231,672
Lockheed Martin Corp.	12,436	5,941,299
Northrop Grumman Corp.	5,475	2,663,587
RTX Corp.	64,453	8,129,457

		18,289,643

Air Freight & Logistics — 1.0%
CH Robinson Worldwide, Inc.	2,716	242,321
Expeditors International of Washington, Inc.	8,800	967,208
FedEx Corp.	10,909	2,294,490
United Parcel Service, Inc., Class B	42,202	4,021,851

		7,525,870

Automobile Components — 0.1%
Autoliv, Inc.	5,191	483,957
Lear Corp.	4,663	399,852

		883,809

Automobiles — 0.5%
Ford Motor Co.	285,559	2,858,445
Harley-Davidson, Inc.	15,257	342,062
Thor Industries, Inc.	1,564	113,265

		3,313,772

Banks — 10.5%
Bank of America Corp.	302,918	12,080,370
Bank OZK	4,825	205,545
BOK Financial Corp.	941	87,673
Cadence Bank	353	10,329
Cathay General Bancorp	1,460	60,867
Citigroup, Inc.	77,246	5,282,081
Citizens Financial Group, Inc.	35,383	1,305,279
Columbia Banking System, Inc.	11,084	248,503
Comerica, Inc.	6,334	340,452
Commerce Bancshares, Inc.	3,476	211,132
Cullen/Frost Bankers, Inc.	1,874	218,265
East West Bancorp, Inc.	4,551	389,338
Fifth Third Bancorp	29,883	1,073,995
First Financial Bankshares, Inc.	2,469	82,736
First Hawaiian, Inc.	4,570	104,470
First Horizon Corp.	28,471	514,756
FNB Corp.	12,029	157,460
Glacier Bancorp, Inc.	2,894	117,959
Hancock Whitney Corp.	3,190	166,167
Home BancShares, Inc.	7,308	202,797
Huntington Bancshares, Inc.	51,702	751,230
International Bancshares Corp.	882	53,837
JPMorgan Chase & Co.	99,425	24,321,343
KeyCorp	44,362	658,332
M&T Bank Corp.	6,673	1,132,808
Old National Bancorp	8,827	181,748
PNC Financial Services Group, Inc. (The)	14,965	2,404,726
Popular, Inc.	1,907	181,966
Prosperity Bancshares, Inc.	3,404	231,132
Regions Financial Corp.	48,143	982,599
SouthState Corp.	2,142	185,883
Synovus Financial Corp.	7,590	328,799
Truist Financial Corp.	65,749	2,520,817
U.S. Bancorp	53,147	2,143,950
United Bankshares, Inc.	5,006	171,656
United Community Banks, Inc.	3,219	88,877
Valley National Bancorp	2,811	24,175

Security	Shares	Value

Banks (continued)
Webster Financial Corp.	6,343	$300,024
Wells Fargo & Co.	246,305	17,490,118
Western Alliance Bancorp	2,084	145,276
Zions Bancorp N.A.	5,167	232,360

		77,391,830

Beverages — 2.2%
Coca-Cola Co. (The)	104,145	7,555,720
Keurig Dr. Pepper, Inc.	42,542	1,471,528
Molson Coors Beverage Co., Class B	9,748	560,802
PepsiCo, Inc.	46,292	6,276,269

		15,864,319

Biotechnology — 2.3%
AbbVie, Inc.	50,329	9,819,188
Amgen, Inc.	13,192	3,837,816
Gilead Sciences, Inc.	33,146	3,531,375

		17,188,379

Broadline Retail — 0.4%
eBay, Inc.	34,333	2,340,137
Macy’s, Inc.	13,123	149,865
Nordstrom, Inc.	3,284	79,276

		2,569,278

Building Products — 0.4%
A. O. Smith Corp.	5,851	397,049
Johnson Controls International PLC	21,037	1,765,004
Masco Corp.	9,455	573,068

		2,735,121

Capital Markets — 5.1%
Ameriprise Financial, Inc.	4,867	2,292,454
Ares Management Corp., Class A	2,925	446,150
Artisan Partners Asset Management, Inc., Class A	4,006	148,142
Bank of New York Mellon Corp. (The)	41,614	3,346,182
BlackRock, Inc.(a)	4,279	3,912,119
Blackstone, Inc., Class A	19,987	2,632,488
Blue Owl Capital, Inc., Class A	15,936	295,294
Carlyle Group, Inc. (The)	10,663	412,018
CME Group, Inc., Class A	11,911	3,300,300
Cohen & Steers, Inc.	582	44,418
Evercore, Inc., Class A	2,121	435,420
Federated Hermes, Inc., Class B	5,793	235,254
Franklin Resources, Inc.	20,611	386,662
Goldman Sachs Group, Inc. (The)	16,264	8,905,353
Invesco Ltd.	19,470	271,217
Janus Henderson Group PLC	4,937	163,958
Jefferies Financial Group, Inc.	5,147	240,519
Moelis & Co., Class A	1,345	72,065
Morgan Stanley	61,410	7,087,942
Northern Trust Corp.	10,730	1,008,406
Stifel Financial Corp.	4,684	401,372
T Rowe Price Group, Inc.	12,227	1,082,701
Victory Capital Holdings, Inc., Class A	2,523	144,543

		37,264,977

Chemicals — 1.0%
Air Products & Chemicals, Inc.	4,413	1,196,320
Ashland, Inc.	5,981	325,307
Avient Corp.	2,292	76,346
CF Industries Holdings, Inc.	14,954	1,171,945
Dow, Inc.	54,231	1,658,926
Eastman Chemical Co.	5,691	438,207
FMC Corp.	6,789	284,595
International Flavors & Fragrances, Inc.	4,152	325,766

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	17,549	$1,021,527
NewMarket Corp.	179	110,139
PPG Industries, Inc.	7,890	858,905
Scotts Miracle-Gro Co. (The)	1,636	82,422
Sensient Technologies Corp.	726	68,208

		7,618,613

Commercial Services & Supplies — 0.0%
ABM Industries, Inc.	2,914	142,028

Communications Equipment — 5.0%
Cisco Systems, Inc.	609,315	35,175,755
Juniper Networks, Inc.	47,660	1,731,011

		36,906,766

Construction Materials — 0.3%
CRH PLC	26,904	2,567,180

Consumer Finance — 0.5%
Ally Financial, Inc.	8,909	290,968
Capital One Financial Corp.	6,745	1,215,854
Discover Financial Services	8,612	1,573,154
OneMain Holdings, Inc.	10,322	485,856

		3,565,832

Consumer Staples Distribution & Retail — 0.7%
Albertsons Cos., Inc., Class A	7,977	175,334
Dollar General Corp.	5,678	531,972
Kroger Co. (The)	10,826	781,746
Sysco Corp.	21,022	1,500,971
Target Corp.	17,763	1,717,682
Walgreens Boots Alliance, Inc.	55,257	606,169

		5,313,874

Containers & Packaging — 0.4%
Amcor PLC	83,413	767,400
International Paper Co.	17,752	810,911
Packaging Corp. of America	2,081	386,254
Sealed Air Corp.	2,314	63,774
Smurfit WestRock PLC	22,122	929,567
Sonoco Products Co.	3,872	158,752

		3,116,658

Distributors — 0.1%
Genuine Parts Co.	5,154	605,853
LKQ Corp.	10,063	384,507

		990,360

Diversified Consumer Services — 0.2%
ADT, Inc.	13,943	111,823
H&R Block, Inc.	11,521	695,523
Service Corp. International	5,844	466,935

		1,274,281

Diversified REITs — 0.1%
WP Carey, Inc.	10,097	630,457

Diversified Telecommunication Services — 4.0%
AT&T Inc.	441,548	12,230,880
Cogent Communications Holdings, Inc.	3,569	193,975
Iridium Communications, Inc.	17,935	432,771
Verizon Communications, Inc.	368,846	16,251,355

		29,108,981

Electric Utilities — 2.2%
ALLETE, Inc.	1,856	121,549
Alliant Energy Corp.	4,820	294,213
American Electric Power Co., Inc.	9,239	1,000,953
Duke Energy Corp.	21,193	2,585,970

Security	Shares	Value

Electric Utilities (continued)
Edison International	19,405	$1,038,362
Entergy Corp.	8,736	726,573
Evergy, Inc.	7,669	529,928
Eversource Energy	7,688	457,282
Exelon Corp.	26,867	1,260,062
FirstEnergy Corp.	18,742	803,657
IDACORP, Inc.	201	23,736
MGE Energy, Inc.	644	58,231
NextEra Energy, Inc.	23,171	1,549,677
NRG Energy, Inc.	12,442	1,363,394
OGE Energy Corp.	6,589	299,009
Otter Tail Corp.	873	69,299
Pinnacle West Capital Corp.	2,196	209,015
PPL Corp.	18,328	668,972
Southern Co. (The)	28,298	2,600,303
TXNM Energy, Inc.	125	6,650
Xcel Energy, Inc.	6,748	477,084

		16,143,919

Electrical Equipment — 0.3%
Emerson Electric Co.	15,461	1,625,105
Rockwell Automation, Inc.	3,207	794,310

		2,419,415

Electronic Equipment, Instruments & Components — 1.9%
Avnet, Inc.	23,502	1,104,359
Corning, Inc.	83,368	3,699,872
TE Connectivity PLC	64,252	9,405,208

		14,209,439

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	19,997	707,894
Helmerich & Payne, Inc.	6,253	118,119
Patterson-UTI Energy, Inc.	25,448	143,527
Schlumberger NV	41,610	1,383,532

		2,353,072

Entertainment — 0.0%
Warner Music Group Corp., Class A	4,160	126,672

Financial Services — 2.3%
Enact Holdings, Inc.	4,032	144,305
Equitable Holdings, Inc.	4,476	221,338
Essent Group Ltd.	3,261	185,649
Fidelity National Information Services, Inc.	180,104	14,206,604
Global Payments, Inc.	11,395	869,552
MGIC Investment Corp.	22,204	553,102
Radian Group, Inc.	9,637	307,806
TFS Financial Corp.	4,073	52,786
Voya Financial, Inc.	8,666	513,027
Walker & Dunlop, Inc.	1,035	79,219

		17,133,388

Food Products — 1.8%
Bunge Global SA	13,969	1,099,640
Conagra Brands, Inc.	22,254	549,896
Flowers Foods, Inc.	10,009	176,058
General Mills, Inc.	39,832	2,260,068
Hershey Co. (The)	5,756	962,346
Hormel Foods Corp.	9,174	274,303
Ingredion, Inc.	2,416	320,893
J M Smucker Co. (The)	6,136	713,433
Kellanova	5,670	469,306
Kraft Heinz Co. (The)	52,866	1,538,400
McCormick & Co., Inc., NVS	4,812	368,888
Mondelez International, Inc., Class A	55,105	3,754,304

4	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
The Campbell’s Co.	7,641	$278,591
Tyson Foods, Inc., Class A	8,269	506,393

		13,272,519

Gas Utilities — 0.1%
MDU Resources Group, Inc.	5,111	87,602
National Fuel Gas Co.	2,020	155,096
New Jersey Resources Corp.	1,936	94,748
UGI Corp.	8,181	268,255

		605,701

Ground Transportation — 1.1%
CSX Corp.	105,916	2,973,062
Norfolk Southern Corp.	5,430	1,216,591
Ryder System, Inc.	2,795	384,788
Union Pacific Corp.	15,003	3,235,547

		7,809,988

Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	32,502	4,249,636
Baxter International, Inc.	11,165	348,013
DENTSPLY SIRONA, Inc.	21,870	303,993
Medtronic PLC	52,002	4,407,690

		9,309,332

Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	9,376	1,324,735
Cigna Group (The)	15,715	5,343,729
CVS Health Corp.	74,403	4,963,424
Labcorp Holdings, Inc.	3,022	728,332
Quest Diagnostics, Inc.	2,673	476,382

		12,836,602

Health Care REITs — 0.2%
Healthcare Realty Trust, Inc.	34,860	541,376
Healthpeak Properties, Inc.	38,688	690,194
National Health Investors, Inc.	962	72,794
Sabra Health Care REIT, Inc.	11,046	197,171

		1,501,535

Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.	7,800	91,806
Host Hotels & Resorts, Inc.	38,331	541,234
Ryman Hospitality Properties, Inc.	671	59,014

		692,054

Hotels, Restaurants & Leisure — 1.6%
Boyd Gaming Corp.	5,434	375,707
Choice Hotels International, Inc.	1,534	193,453
Darden Restaurants, Inc.	4,438	890,440
McDonald’s Corp.	21,438	6,852,657
Red Rock Resorts, Inc., Class A	1,262	53,887
Starbucks Corp.	29,834	2,388,212
Wendy’s Co. (The)	14,387	179,837
Wyndham Hotels & Resorts, Inc.	4,325	368,922
Yum! Brands, Inc.	5,413	814,332

		12,117,447

Household Durables — 0.0%
KB Home	5,356	289,385
Newell Brands, Inc.	13,385	63,980

		353,365

Household Products — 2.3%
Clorox Co. (The)	4,063	578,165
Colgate-Palmolive Co.	27,816	2,564,357
Kimberly-Clark Corp.	13,427	1,769,410

Security	Shares	Value

Household Products (continued)
Procter & Gamble Co. (The)	72,746	$11,826,317
Reynolds Consumer Products, Inc.	1,624	37,352

		16,775,601

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	34,275	342,750
Clearway Energy, Inc., Class A	1,870	51,145
Clearway Energy, Inc., Class C	3,736	109,614

		503,509

Industrial Conglomerates — 0.9%
3M Co.	13,522	1,878,341
Honeywell International, Inc.	20,779	4,373,980

		6,252,321

Industrial REITs — 0.4%
Americold Realty Trust, Inc.	1,563	30,228
First Industrial Realty Trust, Inc.	2,577	122,614
Innovative Industrial Properties, Inc.	2,321	126,053
Prologis, Inc.	25,280	2,583,616
STAG Industrial, Inc.	3,428	113,227

		2,975,738

Insurance — 3.3%
Aflac, Inc.	27,514	2,990,221
Allstate Corp. (The)	4,737	939,773
American Financial Group, Inc.	2,103	266,366
American International Group, Inc.	58,704	4,785,550
Assurant, Inc.	2,286	440,604
Assured Guaranty Ltd.	4,035	353,991
Axis Capital Holdings Ltd.	2,030	195,530
Cincinnati Financial Corp.	3,696	514,520
CNO Financial Group, Inc.	5,929	224,946
F&G Annuities & Life, Inc.	295	10,269
Fidelity National Financial, Inc., Class A	6,771	433,682
First American Financial Corp.	3,846	233,875
Hanover Insurance Group, Inc. (The)	685	113,778
Hartford Insurance Group, Inc. (The)	15,144	1,857,714
Kemper Corp.	1,188	70,235
Mercury General Corp.	538	29,816
MetLife, Inc.	41,932	3,160,415
Old Republic International Corp.	22,211	835,134
Principal Financial Group, Inc.	14,926	1,106,763
Prudential Financial, Inc.	22,077	2,267,529
Travelers Cos., Inc. (The)	6,566	1,734,278
Unum Group	8,521	661,741
Willis Towers Watson PLC	3,307	1,017,895

		24,244,625

IT Services — 7.2%
Accenture PLC, Class A	77,890	23,300,794
Cognizant Technology Solutions Corp., Class A	72,723	5,350,231
International Business Machines Corp.	102,026	24,671,927

		53,322,952

Leisure Products — 0.1%
Acushnet Holdings Corp.	1,824	120,785
Brunswick Corp.	5,086	234,210
Hasbro, Inc.	5,066	313,586
Polaris, Inc.	4,952	168,170

		836,751

Machinery — 2.3%
Caterpillar, Inc.	21,923	6,780,126
CNH Industrial NV	60,178	696,259
Cummins, Inc.	2,475	727,254

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Deere & Co.	10,987	$5,093,134
Illinois Tool Works, Inc.	10,325	2,477,071
Snap-on, Inc.	1,842	578,038
Stanley Black & Decker, Inc.	5,047	302,921

		16,654,803

Media — 0.4%
Interpublic Group of Cos., Inc. (The)	41,875	1,051,900
Omnicom Group, Inc.	17,744	1,351,383
Sirius XM Holdings, Inc.	22,061	472,547

		2,875,830

Metals & Mining — 0.7%
Newmont Corp.	33,155	1,746,605
Nucor Corp.	14,961	1,785,895
Southern Copper Corp.	2,226	199,272
Steel Dynamics, Inc.	10,055	1,304,234

		5,036,006

Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Rithm Capital Corp.	25,439	284,408
Starwood Property Trust, Inc.	17,144	328,993

		613,401

Multi-Utilities — 1.0%
Ameren Corp.	3,492	346,546
Avista Corp.	1,254	52,003
CenterPoint Energy, Inc.	6,773	262,657
CMS Energy Corp.	4,403	324,281
Consolidated Edison, Inc.	13,318	1,501,605
Dominion Energy, Inc.	28,097	1,527,915
DTE Energy Co.	5,310	727,470
NiSource, Inc.	4,876	190,700
Public Service Enterprise Group, Inc.	12,447	994,889
Sempra	11,063	821,649
WEC Energy Group, Inc.	7,895	864,660

		7,614,375

Office REITs — 0.1%
BXP, Inc.	7,715	491,677
COPT Defense Properties	3,730	97,390
Kilroy Realty Corp.	6,699	211,086
SL Green Realty Corp.	594	31,250

		831,403

Oil, Gas & Consumable Fuels — 7.5%
Antero Midstream Corp.	12,265	202,986
APA Corp.	20,303	315,509
California Resources Corp.	2,640	91,106
Chevron Corp.	97,740	13,298,504
Chord Energy Corp.	5,416	488,686
Civitas Resources, Inc.	10,819	294,818
ConocoPhillips	57,951	5,164,593
Coterra Energy, Inc.	22,771	559,256
Devon Energy Corp.	33,947	1,032,328
Diamondback Energy, Inc.	8,332	1,099,907
DT Midstream, Inc.	683	66,388
EOG Resources, Inc.	20,324	2,242,347
Expand Energy Corp.	3,780	392,742
Exxon Mobil Corp.	195,185	20,617,391
Kinder Morgan, Inc.	56,617	1,489,027
Magnolia Oil & Gas Corp., Class A	8,058	165,431
Murphy Oil Corp.	9,815	201,502
ONEOK, Inc.	16,373	1,345,206
Ovintiv, Inc.	12,882	432,577
PBF Energy, Inc., Class A	14,354	246,602

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Peabody Energy Corp.	14,027	$173,093
Permian Resources Corp., Class A	19,048	224,766
Phillips 66	26,697	2,778,090
Targa Resources Corp.	4,130	705,817
Williams Cos., Inc. (The)	25,330	1,483,578

		55,112,250

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	1,481	127,825

Passenger Airlines — 0.1%
Southwest Airlines Co.	15,264	426,781

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	6,323	379,127
Interparfums, Inc.	377	41,168

		420,295

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	103,397	5,190,529
Johnson & Johnson	68,732	10,743,499
Merck & Co., Inc.	81,330	6,929,316
Organon & Co.	16,305	210,824
Perrigo Co. PLC	4,204	108,127
Pfizer, Inc.	306,837	7,489,891
Royalty Pharma PLC, Class A	14,884	488,493
Viatris, Inc.	73,003	614,685

		31,775,364

Professional Services — 3.0%
Automatic Data Processing, Inc.	48,612	14,612,767
Dun & Bradstreet Holdings, Inc.	6,450	57,857
Genpact Ltd.	24,187	1,215,639
Insperity, Inc.	1,619	105,251
ManpowerGroup, Inc.	4,213	181,454
Paychex, Inc.	38,486	5,662,060
Robert Half, Inc.	7,494	331,984

		22,167,012

Residential REITs — 0.6%
American Homes 4 Rent, Class A	2,254	84,277
AvalonBay Communities, Inc.	2,755	578,495
Camden Property Trust	3,214	365,753
Equity LifeStyle Properties, Inc.	2,343	151,780
Equity Residential	11,549	811,433
Essex Property Trust, Inc.	1,941	541,830
Independence Realty Trust, Inc.	3,738	72,629
Invitation Homes, Inc.	16,233	555,006
Mid-America Apartment Communities, Inc.	2,940	469,371
UDR, Inc.	9,917	415,324

		4,045,898

Retail REITs — 0.5%
Brixmor Property Group, Inc.	9,791	243,894
Federal Realty Investment Trust	1,282	120,534
Kimco Realty Corp.	23,360	466,733
Kite Realty Group Trust	8,644	187,142
NNN REIT, Inc.	5,629	231,408
Phillips Edison & Co., Inc.	831	28,836
Regency Centers Corp.	6,608	476,965
Simon Property Group, Inc.	12,958	2,039,330
Tanger, Inc.	1,068	33,653

		3,828,495

Semiconductors & Semiconductor Equipment — 3.5%
Microchip Technology, Inc.	120,173	5,537,572

6	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Skyworks Solutions, Inc.	30,992	$1,992,166
Texas Instruments, Inc.	115,822	18,537,311

		26,067,049

Software — 0.3%
Dolby Laboratories, Inc., Class A	1,975	151,660
Gen Digital, Inc.	93,134	2,409,377

		2,561,037

Specialized REITs — 1.5%
American Tower Corp.	12,041	2,714,162
Crown Castle, Inc.	23,700	2,506,512
CubeSmart	7,815	317,836
EPR Properties	4,371	216,321
Extra Space Storage, Inc.	7,567	1,108,717
Gaming & Leisure Properties, Inc.	8,354	399,822
Iron Mountain, Inc.	7,649	685,886
Lamar Advertising Co., Class A	3,387	385,474
PotlatchDeltic Corp.	3,212	123,309
Public Storage	5,236	1,573,052
Rayonier, Inc.	4,721	115,476
VICI Properties, Inc.	9,469	303,197
Weyerhaeuser Co.	20,353	527,346

		10,977,110

Specialty Retail — 2.5%
American Eagle Outfitters, Inc.	12,932	136,174
Best Buy Co., Inc.	11,705	780,606
Dick’s Sporting Goods, Inc.	2,825	530,366
Gap, Inc. (The)	5,512	120,713
Home Depot, Inc. (The)	30,801	11,103,452
Lowe’s Cos., Inc.	25,479	5,696,085
Penske Automotive Group, Inc.	895	139,325

		18,506,721

Technology Hardware, Storage & Peripherals — 2.7%
Hewlett Packard Enterprise Co.	245,903	3,988,547
HP, Inc.	303,315	7,755,765
NetApp, Inc.	61,446	5,514,778
Seagate Technology Holdings PLC	26,244	2,388,991

		19,648,081

Textiles, Apparel & Luxury Goods — 0.8%
Kontoor Brands, Inc.	2,424	145,804

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
NIKE, Inc., Class B	68,245	$3,849,018
Ralph Lauren Corp., Class A	2,137	480,718
Steven Madden Ltd.	5,974	125,454
Tapestry, Inc.	17,487	1,235,457
VF Corp.	6,223	73,929

		5,910,380

Tobacco — 1.0%
Philip Morris International, Inc.	44,724	7,663,905

Trading Companies & Distributors — 0.2%
Fastenal Co.	9,943	805,085
Herc Holdings, Inc.	911	99,700
MSC Industrial Direct Co., Inc., Class A	3,573	273,263
Rush Enterprises, Inc., Class A	2,079	106,008
Rush Enterprises, Inc., Class B	342	19,781
Watsco, Inc.	322	148,069

		1,451,906

Water Utilities — 0.0%
American States Water Co.	248	20,115
Essential Utilities, Inc.	3,122	128,408

		148,523

Total Long-Term Investments — 99.7% (Cost: $702,849,293)		734,522,423

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	2,006,283	2,006,283

Total Short-Term Securities — 0.3% (Cost: $2,006,283)		2,006,283

Total Investments — 100.0% (Cost: $704,855,576)		736,528,706

Other Assets Less Liabilities — 0.0%		332,227

Net Assets — 100.0%		$736,860,933

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$ (61	)(b)	$61	$—	$—	—	$18,926	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	806,429	1,199,854	(b)	—		—	—	2,006,283	2,006,283	74,882		—
BlackRock, Inc.	1,646,624	2,877,725		(1,069,638)		56,739	400,669	3,912,119	4,279	63,757		—

						$56,800	$400,669	$5,918,402		$157,565		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	6	06/20/25	$168	$4,544
Russell 1000 Value E-Mini Index	23	06/20/25	2,069	47,901

				$52,445

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$52,445	$—	$—	$—	$52,445

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(83,795)	$—	$—	$—	$(83,795)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$89,022	$—	$—	$—	$89,022

8	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,980,246

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$734,522,423	$—	$—	$734,522,423
Short-Term Securities
Money Market Funds	2,006,283	—	—	2,006,283

	$736,528,706	$—	$—	$736,528,706

Derivative Financial Instruments(a)
Assets
Equity Contracts	$52,445	$—	$—	$52,445

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments April 30, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
BWX Technologies, Inc.	64,584	$7,047,406
Curtiss-Wright Corp.	7,213	2,487,692
General Dynamics Corp.	382,546	104,098,417
HEICO Corp.	2,550	639,438
HEICO Corp., Class A	6,800	1,366,324
Huntington Ingalls Industries, Inc.	80,512	18,545,134
L3Harris Technologies, Inc.	302,748	66,610,615
Lockheed Martin Corp.	431,157	205,985,257
Northrop Grumman Corp.	180,940	88,027,310
RTX Corp.	1,894,250	238,921,752

		733,729,345

Air Freight & Logistics — 0.1%
CH Robinson Worldwide, Inc.	215,639	19,239,312
Expeditors International of Washington, Inc.	125,574	13,801,838

		33,041,150

Automobile Components — 0.0%
Gentex Corp.	332,586	7,243,723

Automobiles — 0.0%
Thor Industries, Inc.	93,844	6,796,182

Banks — 8.6%
Atlantic Union Bankshares Corp.	187,747	5,200,592
BancFirst Corp.	41,924	4,939,486
Bank of America Corp.	12,855,166	512,664,020
Bank OZK	307,806	13,112,536
BOK Financial Corp.	46,546	4,336,691
Cadence Bank	145,900	4,269,034
Cathay General Bancorp	152,149	6,343,092
Citigroup, Inc.	4,474,691	305,979,370
Commerce Bancshares, Inc.	190,783	11,588,159
Cullen/Frost Bankers, Inc.	140,985	16,420,523
East West Bancorp, Inc.	288,134	24,649,864
Fifth Third Bancorp	1,921,405	69,055,296
First Bancorp	357,887	7,028,901
First Financial Bankshares, Inc.	227,712	7,630,629
Fulton Financial Corp.	431,216	7,192,683
Home BancShares, Inc.	460,402	12,776,155
JPMorgan Chase & Co.	3,814,640	933,137,237
M&T Bank Corp.	382,364	64,910,113
PNC Financial Services Group, Inc. (The)	1,086,406	174,574,580
Popular, Inc.	170,116	16,232,469
Prosperity Bancshares, Inc.	251,773	17,095,387
Regions Financial Corp.	3,214,506	65,608,067
ServisFirst Bancshares, Inc.	64,170	4,570,187
SouthState Corp.	174,514	15,144,325
Synovus Financial Corp.	374,292	16,214,329
U.S. Bancorp	5,410,471	218,258,400
UMB Financial Corp.	86,016	8,134,533
United Community Banks, Inc.	238,669	6,589,651
Western Alliance Bancorp	162,442	11,323,832
Wintrust Financial Corp.	95,887	10,659,758
Zions Bancorp N.A.	382,799	17,214,471

		2,592,854,370

Beverages — 3.8%
Brown-Forman Corp., Class A	83,784	2,899,764
Brown-Forman Corp., Class B, NVS	574,139	20,003,003
Coca-Cola Co. (The)	7,825,367	567,730,376

Security	Shares	Value

Beverages (continued)
Constellation Brands, Inc., Class A	243,811	$45,724,315
PepsiCo, Inc.	3,631,138	492,309,690

		1,128,667,148

Biotechnology — 4.6%
AbbVie, Inc.	3,943,476	769,372,168
Amgen, Inc.	1,182,294	343,952,970
Gilead Sciences, Inc.	2,430,863	258,984,144

		1,372,309,282

Broadline Retail — 0.1%
Dillard’s, Inc., Class A	690	239,195
eBay, Inc.	571,334	38,942,126

		39,181,321

Building Products — 0.8%
A. O. Smith Corp.	178,659	12,123,800
AAON, Inc.	19,799	1,807,055
Advanced Drainage Systems, Inc.	30,114	3,417,638
Allegion PLC	96,431	13,423,195
Armstrong World Industries, Inc.	27,951	4,053,454
Carlisle Cos., Inc.	39,939	15,156,052
Carrier Global Corp.	806,433	50,434,320
CSW Industrials, Inc.	4,128	1,289,917
Fortune Brands Innovations, Inc.	146,948	7,908,741
Griffon Corp.	31,428	2,140,561
Lennox International, Inc.	18,525	10,128,544
Masco Corp.	273,926	16,602,655
Owens Corning	120,471	17,517,688
Simpson Manufacturing Co., Inc.	21,763	3,344,755
Trane Technologies PLC	161,313	61,832,886
UFP Industries, Inc.	54,815	5,418,463

		226,599,724

Capital Markets — 7.3%
Ameriprise Financial, Inc.	86,281	40,640,077
Ares Management Corp., Class A	340,168	51,885,825
Bank of New York Mellon Corp. (The)	1,201,544	96,616,153
BlackRock, Inc.(a)	235,513	215,320,115
CME Group, Inc., Class A	2,346,607	650,197,867
Cohen & Steers, Inc.	61,318	4,679,790
Evercore, Inc., Class A	42,261	8,675,761
FactSet Research Systems, Inc.	26,279	11,358,309
Goldman Sachs Group, Inc. (The)	504,751	276,376,410
Hamilton Lane, Inc., Class A	38,634	5,968,567
Houlihan Lokey, Inc., Class A	56,635	9,179,401
Intercontinental Exchange, Inc.	440,087	73,921,413
Jefferies Financial Group, Inc.	340,257	15,900,210
KKR & Co., Inc., Class A	291,915	33,357,127
MarketAxess Holdings, Inc.	39,965	8,855,844
Moody’s Corp.	96,019	43,508,129
Morgan Stanley	2,914,595	336,402,555
Morningstar, Inc.	11,930	3,396,710
MSCI, Inc., Class A	75,210	40,997,723
Nasdaq, Inc.	368,448	28,079,422
Northern Trust Corp.	436,960	41,065,501
Raymond James Financial, Inc.	187,155	25,647,721
S&P Global, Inc.	178,279	89,148,414
SEI Investments Co.	108,087	8,462,131
State Street Corp.	747,637	65,866,820
Stifel Financial Corp.	127,568	10,931,302
Victory Capital Holdings, Inc., Class A	103,889	5,951,801

		2,202,391,098

10	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals — 1.9%
Air Products & Chemicals, Inc.	384,797	$104,314,619
Albemarle Corp.	187,610	10,984,565
Ashland, Inc.	101,934	5,544,190
Avient Corp.	183,173	6,101,493
Balchem Corp.	10,705	1,675,868
Cabot Corp.	82,932	6,513,479
Corteva, Inc.	567,509	35,179,883
Eastman Chemical Co.	305,968	23,559,536
Ecolab, Inc.	186,946	47,003,833
HB Fuller Co.	78,263	4,229,332
Linde PLC	422,785	191,618,846
Mosaic Co. (The)	785,481	23,878,622
NewMarket Corp.	10,399	6,398,505
PPG Industries, Inc.	417,377	45,435,660
RPM International, Inc.	160,343	17,116,615
Sherwin-Williams Co. (The)	136,509	48,176,756
Westlake Corp.	47,146	4,357,705

		582,089,507

Commercial Services & Supplies — 0.6%
ABM Industries, Inc.	115,221	5,615,872
Brady Corp., Class A, NVS	52,556	3,694,161
Cintas Corp.	202,172	42,795,769
MSA Safety, Inc.	36,298	5,714,031
Republic Services, Inc.	148,786	37,308,089
Tetra Tech, Inc.	153,836	4,798,145
Waste Management, Inc.	356,038	83,085,028

		183,011,095

Communications Equipment — 1.6%
Cisco Systems, Inc.	7,593,321	438,362,421
Motorola Solutions, Inc.	127,459	56,131,669

		494,494,090

Construction & Engineering — 0.0%
Comfort Systems U.S.A., Inc.	10,759	4,277,241
Quanta Services, Inc.	16,786	4,913,094
Valmont Industries, Inc.	11,164	3,273,508

		12,463,843

Construction Materials — 0.3%
CRH PLC	699,554	66,751,443
Martin Marietta Materials, Inc.	30,045	15,742,979
Vulcan Materials Co.	77,462	20,320,606

		102,815,028

Consumer Finance — 0.7%
American Express Co.	425,935	113,473,343
Discover Financial Services	310,165	56,657,841
FirstCash Holdings, Inc.	39,184	5,249,089
Synchrony Financial	520,690	27,049,845

		202,430,118

Consumer Staples Distribution & Retail — 2.6%
Casey’s General Stores, Inc.	13,947	6,451,743
Costco Wholesale Corp.	160,370	159,487,965
Dollar General Corp.	498,190	46,675,421
Kroger Co. (The)	959,454	69,282,173
Sysco Corp.	977,939	69,824,845
Target Corp.	1,387,923	134,212,154
Walmart, Inc.	3,045,663	296,190,727

		782,125,028

Containers & Packaging — 0.3%
AptarGroup, Inc.	57,031	8,551,799
Avery Dennison Corp.	114,172	19,535,971

Security	Shares	Value

Containers & Packaging (continued)
Silgan Holdings, Inc.	94,273	$4,869,200
Smurfit WestRock PLC	1,406,712	59,110,038

		92,067,008

Distributors — 0.2%
Genuine Parts Co.	333,408	39,192,110
Pool Corp.	38,435	11,266,836

		50,458,946

Diversified Consumer Services — 0.1%
H&R Block, Inc.	296,377	17,892,280
Service Corp. International	163,017	13,025,058

		30,917,338

Electric Utilities — 4.4%
Alliant Energy Corp.	598,421	36,527,618
American Electric Power Co., Inc.	1,388,158	150,393,038
Duke Energy Corp.	1,994,282	243,342,290
Edison International	1,652,237	88,411,202
Entergy Corp.	881,010	73,273,602
IDACORP, Inc.	115,240	13,608,691
MGE Energy, Inc.	54,026	4,885,031
NextEra Energy, Inc.	4,598,778	307,566,273
NRG Energy, Inc.	267,655	29,329,635
OGE Energy Corp.	549,418	24,932,589
Otter Tail Corp.	81,734	6,488,045
Southern Co. (The)	2,557,368	234,996,545
TXNM Energy, Inc.	210,356	11,190,939
Xcel Energy, Inc.	1,318,825	93,240,927

		1,318,186,425

Electrical Equipment — 1.0%
AMETEK, Inc.	105,020	17,809,292
Eaton Corp. PLC	367,413	108,155,365
Emerson Electric Co.	780,925	82,083,027
Hubbell, Inc.	60,691	22,041,757
nVent Electric PLC	171,554	9,420,030
Regal Rexnord Corp.	56,291	5,957,839
Rockwell Automation, Inc.	165,412	40,969,244

		286,436,554

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	910,978	70,099,757
Avnet, Inc.	189,246	8,892,669
Badger Meter, Inc.	14,852	3,279,619
CDW Corp.	145,100	23,297,256
Cognex Corp.	112,241	3,064,179
Littelfuse, Inc.	24,823	4,525,481
TD SYNNEX Corp.	50,877	5,637,172
TE Connectivity PLC	392,597	57,468,349

		176,264,482

Energy Equipment & Services — 0.0%
Cactus, Inc., Class A	58,486	2,218,959

Entertainment — 0.0%
Warner Music Group Corp., Class A	215,579	6,564,380

Financial Services — 1.9%
Equitable Holdings, Inc.	407,755	20,163,485
Essent Group Ltd.	165,746	9,435,920
Jack Henry & Associates, Inc.	67,120	11,640,622
Mastercard, Inc., Class A	338,806	185,686,016
MGIC Investment Corp.	456,817	11,379,311
Radian Group, Inc.	384,356	12,276,331
Visa, Inc., Class A	882,231	304,810,810

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Voya Financial, Inc.	198,023	$11,722,962
Walker & Dunlop, Inc.	81,093	6,206,858

		573,322,315

Food Products — 2.1%
Archer-Daniels-Midland Co.	1,490,679	71,179,922
General Mills, Inc.	1,607,534	91,211,479
Hershey Co. (The)	340,915	56,997,579
Hormel Foods Corp.	827,797	24,751,130
Ingredion, Inc.	113,615	15,090,344
J & J Snack Foods Corp.	28,190	3,653,142
J M Smucker Co. (The)	298,816	34,743,337
Kellanova	525,708	43,512,851
Lamb Weston Holdings, Inc.	300,394	15,863,807
Lancaster Colony Corp.	29,876	4,863,215
McCormick & Co., Inc., NVS	399,272	30,608,192
Mondelez International, Inc., Class A	2,801,978	190,898,761
Tyson Foods, Inc., Class A	673,065	41,218,501

		624,592,260

Gas Utilities — 0.3%
Atmos Energy Corp.	263,158	42,271,070
MDU Resources Group, Inc.	430,303	7,375,393
National Fuel Gas Co.	184,092	14,134,584
New Jersey Resources Corp.	269,710	13,199,607
ONE Gas, Inc.	161,735	12,697,815

		89,678,469

Ground Transportation — 1.1%
CSX Corp.	2,450,155	68,775,851
JB Hunt Transport Services, Inc.	68,267	8,914,305
Knight-Swift Transportation Holdings, Inc.	149,825	5,868,645
Landstar System, Inc.	24,727	3,317,127
Old Dominion Freight Line, Inc.	85,009	13,030,179
Ryder System, Inc.	71,362	9,824,407
Union Pacific Corp.	985,260	212,481,172

		322,211,686

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	2,268,379	296,590,554
Becton Dickinson & Co.	389,717	80,706,494
DENTSPLY SIRONA, Inc.	640,647	8,904,993
Medtronic PLC	2,828,457	239,740,016
ResMed, Inc.	101,475	24,007,970
STERIS PLC	71,749	16,124,870
Stryker Corp.	240,926	90,087,050

		756,161,947

Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	279,511	39,492,109
Cencora, Inc.	107,142	31,357,249
Chemed Corp.	3,657	2,126,582
Elevance Health, Inc.	265,473	111,652,634
Ensign Group, Inc. (The)	8,855	1,142,207
HCA Healthcare, Inc.	111,727	38,554,753
Humana, Inc.	122,647	32,162,949
McKesson Corp.	40,453	28,834,494
Quest Diagnostics, Inc.	144,332	25,722,849
UnitedHealth Group, Inc.	1,159,101	476,900,516

		787,946,342

Hotels, Restaurants & Leisure — 1.6%
Churchill Downs, Inc.	18,474	1,670,235
Domino’s Pizza, Inc.	34,157	16,749,568
McDonald’s Corp.	1,223,483	391,086,341
Texas Roadhouse, Inc.	67,944	11,275,986

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	10,580	$2,791,956
Yum! Brands, Inc.	372,232	55,998,582

		479,572,668

Household Durables — 0.3%
DR Horton, Inc.	258,774	32,693,507
Garmin Ltd.	153,779	28,736,682
PulteGroup, Inc.	125,763	12,900,768

		74,330,957

Household Products — 3.2%
Church & Dwight Co., Inc.	191,369	19,010,596
Clorox Co. (The)	296,114	42,137,022
Colgate-Palmolive Co.	1,299,173	119,770,759
Kimberly-Clark Corp.	835,625	110,118,663
Procter & Gamble Co. (The)	4,048,309	658,133,594
WD-40 Co.	16,768	3,829,141

		952,999,775

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	176,702	22,905,880

Industrial Conglomerates — 0.7%
Honeywell International, Inc.	1,029,878	216,789,319

Insurance — 3.4%
Aflac, Inc.	791,068	85,973,270
Allstate Corp. (The)	354,475	70,324,295
American Financial Group, Inc.	135,141	17,116,959
Aon PLC, Class A	106,637	37,833,741
Arthur J. Gallagher & Co.	132,082	42,357,377
Assurant, Inc.	58,964	11,364,721
Assured Guaranty Ltd.	54,668	4,796,024
Axis Capital Holdings Ltd.	108,324	10,433,768
Brown & Brown, Inc.	90,254	9,982,092
Chubb Ltd.	344,958	98,685,585
Cincinnati Financial Corp.	258,410	35,973,256
CNO Financial Group, Inc.	126,014	4,780,971
Erie Indemnity Co., Class A, NVS	23,693	8,496,784
Everest Group Ltd.	71,847	25,780,859
Fidelity National Financial, Inc., Class A	602,849	38,612,478
First American Financial Corp.	259,781	15,797,283
Globe Life, Inc.	47,612	5,872,464
Hanover Insurance Group, Inc. (The)	57,680	9,580,648
Hartford Insurance Group, Inc. (The)	372,990	45,754,683
Kinsale Capital Group, Inc.	2,419	1,052,894
Marsh & McLennan Cos., Inc.	504,196	113,681,072
MetLife, Inc.	1,154,902	87,044,964
Old Republic International Corp.	499,855	18,794,548
Primerica, Inc.	36,770	9,636,314
Principal Financial Group, Inc.	600,079	44,495,858
Reinsurance Group of America, Inc.	89,672	16,796,462
RenaissanceRe Holdings Ltd.	23,157	5,602,373
RLI Corp.	47,749	3,533,903
Selective Insurance Group, Inc.	76,864	6,704,847
Travelers Cos., Inc. (The)	274,243	72,435,804
Unum Group	252,038	19,573,271
W. R. Berkley Corp.	113,391	8,129,001
Willis Towers Watson PLC	79,300	24,408,540

		1,011,407,109

IT Services — 2.4%
Accenture PLC, Class A	822,631	246,090,064
Cognizant Technology Solutions Corp., Class A	564,585	41,536,518
International Business Machines Corp.	1,786,546	432,022,554

		719,649,136

12	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products — 0.0%
Acushnet Holdings Corp.	27,054	$1,791,516
Brunswick Corp.	149,702	6,893,777

		8,685,293

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	170,168	18,310,077
Danaher Corp.	249,246	49,682,205
Thermo Fisher Scientific, Inc.	83,809	35,954,061
West Pharmaceutical Services, Inc.	19,500	4,120,155

		108,066,498

Machinery — 2.5%
AGCO Corp.	58,146	4,932,525
Allison Transmission Holdings, Inc.	64,023	5,905,481
Caterpillar, Inc.	581,426	179,817,619
Cummins, Inc.	215,580	63,346,027
Donaldson Co., Inc.	139,469	9,167,297
Dover Corp.	112,000	19,112,800
Enpro, Inc.	12,260	1,831,644
Franklin Electric Co., Inc.	33,982	2,887,111
Graco, Inc.	159,855	13,045,767
IDEX Corp.	82,326	14,322,254
Illinois Tool Works, Inc.	506,357	121,480,108
Ingersoll Rand, Inc.	23,212	1,750,881
ITT, Inc.	55,338	7,582,413
Kadant, Inc.	3,522	1,038,990
Lincoln Electric Holdings, Inc.	64,777	11,413,707
Mueller Water Products, Inc., Class A	117,008	3,070,290
Nordson Corp.	55,982	10,612,508
Oshkosh Corp.	99,572	8,340,151
Otis Worldwide Corp.	453,618	43,669,805
PACCAR, Inc.	477,847	43,106,578
Parker-Hannifin Corp.	98,618	59,669,807
Pentair PLC	137,686	12,492,251
Snap-on, Inc.	99,820	31,324,514
Stanley Black & Decker, Inc.	446,528	26,800,611
Terex Corp.	91,840	3,232,768
Timken Co. (The)	90,629	5,822,913
Toro Co. (The)	154,956	10,580,396
Watts Water Technologies, Inc., Class A	17,257	3,585,142
Xylem, Inc.	226,764	27,340,935

		747,283,293

Marine Transportation — 0.0%

Matson, Inc.	27,107	2,957,103

Media — 1.2%
Comcast Corp., Class A	9,595,658	328,171,504
New York Times Co. (The), Class A	122,408	6,372,560
Omnicom Group, Inc.	494,452	37,657,464

		372,201,528

Metals & Mining — 0.3%
Nucor Corp.	280,813	33,520,648
Reliance, Inc.	63,909	18,420,491
Royal Gold, Inc.	53,790	9,827,971
Steel Dynamics, Inc.	152,540	19,785,963

		81,555,073

Multi-Utilities — 2.0%
Ameren Corp.	528,473	52,445,660
CMS Energy Corp.	656,085	48,320,660
Consolidated Edison, Inc.	825,733	93,101,396
DTE Energy Co.	493,740	67,642,380
NiSource, Inc.	961,899	37,619,870
Public Service Enterprise Group, Inc.	1,084,514	86,685,204

Security	Shares	Value

Multi-Utilities (continued)
Sempra	1,634,421	$121,388,448
WEC Energy Group, Inc.	775,562	84,939,550

		592,143,168

Oil, Gas & Consumable Fuels — 4.8%
ConocoPhillips	2,929,327	261,061,622
Diamondback Energy, Inc.	336,509	44,422,553
EOG Resources, Inc.	1,271,889	140,327,513
Exxon Mobil Corp.	8,081,348	853,632,789
Ovintiv, Inc.	578,508	19,426,299
Phillips 66	1,102,113	114,685,879
Texas Pacific Land Corp.	6,673	8,600,630

		1,442,157,285

Paper & Forest Products — 0.0%

Louisiana-Pacific Corp.	56,013	4,834,482

Personal Care Products — 0.0%

Interparfums, Inc.	32,873	3,589,732

Pharmaceuticals — 6.1%
Eli Lilly & Co.	422,111	379,456,683
Johnson & Johnson	5,293,883	827,486,852
Merck & Co., Inc.	6,350,352	541,049,990
Perrigo Co. PLC	401,883	10,336,431
Royalty Pharma PLC, Class A	776,051	25,469,994
Zoetis, Inc., Class A	401,451	62,786,936

		1,846,586,886

Professional Services — 1.1%
Automatic Data Processing, Inc.	616,430	185,298,858
Booz Allen Hamilton Holding Corp., Class A	181,817	21,821,676
Broadridge Financial Solutions, Inc.	132,795	32,189,508
Exponent, Inc.	51,811	4,076,490
Genpact Ltd.	138,734	6,972,771
Insperity, Inc.	73,241	4,761,397
Jacobs Solutions, Inc.	93,596	11,587,185
KBR, Inc.	109,044	5,758,614
Robert Half, Inc.	335,029	14,841,785
SS&C Technologies Holdings, Inc.	190,804	14,424,782
Verisk Analytics, Inc.	54,696	16,213,535

		317,946,601

Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	636,807	124,126,420
Applied Materials, Inc.	629,032	94,801,413
Broadcom, Inc.	4,034,119	776,446,884
KLA Corp.	95,728	67,267,108
Lam Research Corp.	1,115,311	79,934,339
Microchip Technology, Inc.	1,339,569	61,727,339
Monolithic Power Systems, Inc.	28,758	17,056,370
NXP Semiconductors NV	366,673	67,581,501
Power Integrations, Inc.	67,315	3,306,513
QUALCOMM, Inc.	1,776,924	263,802,137
Skyworks Solutions, Inc.	474,731	30,515,709
Universal Display Corp.	37,859	4,756,226

		1,591,321,959

Software — 4.1%
Intuit, Inc.	141,854	89,009,129
Microsoft Corp.	2,375,425	938,910,486
Oracle Corp.	1,241,964	174,769,174
Roper Technologies, Inc.	44,746	25,061,340

		1,227,750,129

Specialty Retail — 3.1%
Dick’s Sporting Goods, Inc.	92,666	17,397,115

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Group 1 Automotive, Inc.	4,569	$1,844,185
Home Depot, Inc. (The)	1,767,941	637,325,051
Lithia Motors, Inc., Class A	14,048	4,112,693
Lowe’s Cos., Inc.	814,655	182,124,272
Murphy U.S.A., Inc.	5,720	2,851,820
Penske Automotive Group, Inc.	44,116	6,867,538
Ross Stores, Inc.	270,500	37,599,500
Tractor Supply Co.	684,058	34,627,016
Williams-Sonoma, Inc.	115,875	17,899,211

		942,648,401

Technology Hardware, Storage & Peripherals — 3.2%
Apple Inc.	4,026,779	855,690,538
HP, Inc.	2,759,100	70,550,187
NetApp, Inc.	338,583	30,387,824

		956,628,549

Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	37,765	2,347,850
Kontoor Brands, Inc.	138,658	8,340,279
NIKE, Inc., Class B	1,828,633	103,134,901
Steven Madden Ltd.	172,360	3,619,560

		117,442,590

Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A	149,239	6,978,416
Applied Industrial Technologies, Inc.	22,494	5,472,340
Boise Cascade Co.	26,331	2,456,156
Fastenal Co.	931,445	75,419,102
Ferguson Enterprises, Inc.	307,583	52,184,532
GATX Corp.	40,058	5,846,866

Security	Shares	Value

Trading Companies & Distributors (continued)
Rush Enterprises, Inc., Class A	58,232	$2,969,250
Rush Enterprises, Inc., Class B	10,830	626,407
Watsco, Inc.	53,804	24,741,231
WW Grainger, Inc.	27,144	27,803,870

		204,498,170

Water Utilities — 0.3%
American States Water Co.	76,623	6,214,892
American Water Works Co., Inc.	304,294	44,734,261
California Water Service Group	120,762	6,116,595
Essential Utilities, Inc.	609,937	25,086,709

		82,152,457

Total Long-Term Investments — 99.7% (Cost: $24,573,242,162)		29,947,373,204

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	71,530,596	71,530,596

Total Short-Term Securities — 0.2% (Cost: $71,530,596)		71,530,596

Total Investments — 99.9% (Cost: $24,644,772,758)		30,018,903,800

Other Assets Less Liabilities — 0.1%		33,841,845

Net Assets — 100.0%		$30,052,745,645

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (2,300	)(b)	$2,300	$—	$—	—	$919,727	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	72,964,605	—	(1,434,009	)(b)	—	—	71,530,596	71,530,596	3,399,906		—

BlackRock, Inc.	165,862,326	89,103,037	(82,918,785)		19,334,837	23,938,700	215,320,115	235,513	4,717,973		—

					$19,337,137	$23,938,700	$286,850,711		$9,037,606		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

14	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend Growth ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Consumer Staples Select Sector Index	85	06/20/25	$7,050	$116,139
E-Mini Health Care Select Sector Index	41	06/20/25	5,841	(30,509)
E-Mini Technology Select Sector Index	21	06/20/25	4,473	178,400
Russell 1000 Value E-Mini Index	420	06/20/25	37,773	164,428
S&P 500 E-Mini Index	151	06/20/25	42,182	(1,020,445)

				$(591,987)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$458,967	$—	$—	$—	$458,967

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$1,050,954	$—	$—	$—	$1,050,954

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$634,091	$—	$—	$—	$634,091

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$1,611,927	$—	$—	$—	$1,611,927

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 97,058,095

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) April 30, 2025	iShares® Core Dividend Growth ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$29,947,373,204	$—	$—	$29,947,373,204
Short-Term Securities
Money Market Funds	71,530,596	—	—	71,530,596

	$30,018,903,800	$—	$—	$30,018,903,800

Derivative Financial Instruments(a)
Assets
Equity Contracts	$458,967	$—	$—	$458,967
Liabilities
Equity Contracts	(1,050,954)	—	—	(1,050,954)

	$(591,987)	$—	$—	$(591,987)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments April 30, 2025	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Lockheed Martin Corp.	308,240	$147,261,660

Beverages — 7.4%
Coca-Cola Co. (The)	5,594,196	405,858,920
Keurig Dr. Pepper, Inc.	1,573,014	54,410,554
PepsiCo, Inc.	2,595,863	351,947,106

		812,216,580

Biotechnology — 6.7%
AbbVie, Inc.	2,819,065	549,999,581
Gilead Sciences, Inc.	1,737,800	185,145,212

		735,144,793

Capital Markets — 7.1%
Artisan Partners Asset Management, Inc., Class A	313,181	11,581,433
Blackstone, Inc., Class A	1,546,815	203,731,004
Carlyle Group, Inc. (The)	371,431	14,352,094
CME Group, Inc., Class A	1,677,518	464,806,688
Cohen & Steers, Inc.	42,829	3,268,709
Lazard, Inc.	204,900	7,970,610
Moelis & Co., Class A	135,512	7,260,733
T Rowe Price Group, Inc.	610,186	54,031,970
TPG, Inc., Class A	194,337	9,026,954
Victory Capital Holdings, Inc., Class A	72,725	4,166,415

		780,196,610

Chemicals — 0.7%
Eastman Chemical Co.	219,770	16,922,290
LyondellBasell Industries NV, Class A	990,484	57,656,074

		74,578,364

Communications Equipment — 2.8%
Cisco Systems, Inc.	5,428,287	313,375,008

Consumer Staples Distribution & Retail — 0.5%
Sysco Corp.	699,951	49,976,501

Containers & Packaging — 0.3%
Amcor PLC	3,836,113	35,292,240

Diversified Telecommunication Services — 4.0%
AT&T Inc.	15,983,598	442,745,665

Electric Utilities — 6.7%
ALLETE, Inc.	133,791	8,761,973
Alliant Energy Corp.	429,746	26,231,696
American Electric Power Co., Inc.	992,355	107,511,741
Duke Energy Corp.	1,425,621	173,954,274
Evergy, Inc.	476,884	32,952,684
Exelon Corp.	1,929,325	90,485,342
IDACORP, Inc.	83,007	9,802,297
OGE Energy Corp.	393,704	17,866,287
PPL Corp.	1,155,450	42,173,925
Southern Co. (The)	1,828,197	167,993,022
Xcel Energy, Inc.	942,388	66,626,832

		744,360,073

Energy Equipment & Services — 0.6%
Schlumberger NV	2,073,895	68,957,009

Financial Services — 0.1%
Western Union Co. (The)	1,480,691	14,673,648

Food Products — 1.4%
Hormel Foods Corp.	594,965	17,789,454
Mondelez International, Inc., Class A	2,003,117	136,472,361

		154,261,815

Security	Shares	Value

Gas Utilities — 0.4%
Atmos Energy Corp.	189,337	$30,413,202
New Jersey Resources Corp.	192,497	9,420,803

		39,834,005

Health Care Equipment & Supplies — 1.6%
Medtronic PLC	2,025,481	171,679,770

Hotels, Restaurants & Leisure — 2.9%
Darden Restaurants, Inc.	178,794	35,873,228
McDonald’s Corp.	874,689	279,594,339

		315,467,567

Household Products — 5.3%
Clorox Co. (The)	211,621	30,113,668
Kimberly-Clark Corp.	599,054	78,943,336
Procter & Gamble Co. (The)	2,894,061	470,487,497
Reynolds Consumer Products, Inc.	114,259	2,627,957

		582,172,458

Insurance — 5.2%
Old Republic International Corp.	355,133	13,353,001
Progressive Corp. (The)	1,999,774	563,416,327

		576,769,328

IT Services — 2.8%
International Business Machines Corp.	1,277,138	308,837,511

Leisure Products — 0.2%
Hasbro, Inc.	307,027	19,004,971

Machinery — 0.2%
Snap-on, Inc.	71,460	22,424,863

Multi-Utilities — 2.4%
Ameren Corp.	378,594	37,571,668
CMS Energy Corp.	468,740	34,522,701
DTE Energy Co.	353,304	48,402,648
NiSource, Inc.	690,717	27,013,942
Public Service Enterprise Group, Inc.	774,785	61,928,565
WEC Energy Group, Inc.	554,344	60,711,755

		270,151,279

Oil, Gas & Consumable Fuels — 19.4%
Antero Midstream Corp.	932,831	15,438,353
Chevron Corp.	3,786,555	515,198,673
ConocoPhillips	2,094,128	186,628,687
Coterra Energy, Inc.	1,186,351	29,136,781
EOG Resources, Inc.	909,276	100,320,421
Exxon Mobil Corp.	8,119,020	857,612,083
Kinder Morgan, Inc.	4,397,998	115,667,347
ONEOK, Inc.	1,405,482	115,474,401
Phillips 66	789,469	82,152,144
Williams Cos., Inc. (The)	2,115,677	123,915,202

		2,141,544,092

Pharmaceuticals — 8.9%
Johnson & Johnson	3,784,456	591,548,317
Merck & Co., Inc.	4,539,671	386,779,969

		978,328,286

Professional Services — 0.6%
Paychex, Inc.	452,133	66,517,807

Semiconductors & Semiconductor Equipment — 2.1%
Texas Instruments, Inc.	1,457,701	233,305,045

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) April 30, 2025	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Tobacco — 7.7%
Altria Group, Inc.	6,173,936	$365,188,315
Philip Morris International, Inc.	2,856,612	489,509,032

		854,697,347

Trading Companies & Distributors — 0.1%
MSC Industrial Direct Co., Inc., Class A	102,732	7,856,943

Water Utilities — 0.3%
American Water Works Co., Inc.	218,282	32,089,637

Total Long-Term Investments — 99.7% (Cost: $10,620,255,082)		10,993,720,875

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	12,578,606	12,578,606

Total Short-Term Securities — 0.1% (Cost: $12,578,606)		12,578,606

Total Investments — 99.8% (Cost: $10,632,833,688)		11,006,299,481

Other Assets Less Liabilities — 0.2%		19,090,570

Net Assets — 100.0%		$11,025,390,051

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash
Funds: Treasury, SL Agency Shares	$12,064,701	$513,905	(a)	$—	$—	$—	$12,578,606	12,578,606	$921,067	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	191	06/20/25	$15,842	$363,764
E-Mini Dow Jones Industrial Average Index	38	06/20/25	7,746	166,615
E-Mini Energy Select Sector Index	81	06/20/25	6,854	(322,253)

				$208,126

18	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Core High Dividend ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$530,379	$—	$—	$—	$530,379

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$322,253	$—	$—	$—	$322,253

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(1,314,021)	$—	$—	$—	$(1,314,021)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(225,924)	$—	$—	$—	$(225,924)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$27,160,534

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$10,993,720,875	$—	$—	$10,993,720,875
Short-Term Securities
Money Market Funds	12,578,606	—	—	12,578,606

	$11,006,299,481	$—	$—	$11,006,299,481

Derivative Financial Instruments(a)
Assets
Equity Contracts	$530,379	$—	$—	$530,379
Liabilities
Equity Contracts	(322,253)	—	—	(322,253)

	$208,126	$—	$—	$208,126

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments April 30, 2025	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.0%
Lockheed Martin Corp.	409,418	$195,599,450

Automobiles — 2.2%
Ford Motor Co.	41,955,931	419,978,869

Banks — 12.0%
Citizens Financial Group, Inc.	5,554,900	204,920,261
Comerica, Inc.	3,061,547	164,558,151
Fifth Third Bancorp	5,398,790	194,032,513
First Horizon Corp.	9,318,100	168,471,248
FNB Corp.	8,010,977	104,863,689
Huntington Bancshares, Inc.	16,029,370	232,906,746
KeyCorp	18,747,990	278,220,171
Regions Financial Corp.	12,382,982	252,736,663
Truist Financial Corp.	6,617,090	253,699,231
U.S. Bancorp	6,130,533	247,305,701
United Bankshares, Inc.	2,814,240	96,500,290
Valley National Bancorp	10,282,990	88,433,714

		2,286,648,378

Beverages — 1.0%
Coca-Cola Co. (The)	2,554,820	185,352,191

Biotechnology — 0.9%
Gilead Sciences, Inc.	1,560,335	166,238,091

Capital Markets — 3.8%
Franklin Resources, Inc.	6,529,899	122,500,905
Invesco Ltd.	10,228,406	142,481,696
Janus Henderson Group PLC	2,934,129	97,442,424
Lazard, Inc.	2,460,962	95,731,422
T Rowe Price Group, Inc.	2,986,168	264,425,176

		722,581,623

Chemicals — 2.7%
Chemours Co. (The)	3,709,423	45,922,657
FMC Corp.	2,510,776	105,251,730
Huntsman Corp.	3,405,828	45,331,570
LyondellBasell Industries NV, Class A	5,462,472	317,970,495

		514,476,452

Consumer Finance — 0.7%
OneMain Holdings, Inc.	2,806,076	132,081,997

Containers & Packaging — 3.1%
International Paper Co.	3,970,864	181,389,068
Packaging Corp. of America	738,361	137,047,185
Smurfit WestRock PLC	4,180,875	175,680,367
Sonoco Products Co.	2,067,402	84,763,482

		578,880,102

Distributors — 1.1%
Genuine Parts Co.	1,715,871	201,700,636

Diversified Consumer Services — 0.9%
H&R Block, Inc.	2,845,549	171,785,793

Diversified Telecommunication Services — 3.6%
AT&T Inc.	10,001,296	277,035,899
Verizon Communications, Inc.	9,264,014	408,172,457

		685,208,356

Electric Utilities — 15.6%
Alliant Energy Corp.	3,190,228	194,731,517
American Electric Power Co., Inc.	2,139,092	231,749,227
Edison International	7,198,863	385,211,159
Entergy Corp.	2,133,414	177,436,042

Security	Shares	Value

Electric Utilities (continued)
Eversource Energy	5,059,372	$300,931,447
Exelon Corp.	5,325,474	249,764,731
FirstEnergy Corp.	6,533,253	280,145,889
IDACORP, Inc.	1,110,560	131,146,030
NextEra Energy, Inc.	2,812,671	188,111,436
OGE Energy Corp.	4,285,252	194,464,736
Pinnacle West Capital Corp.	2,372,538	225,818,167
PPL Corp.	5,691,691	207,746,721
Xcel Energy, Inc.	2,852,921	201,701,515

		2,968,958,617

Financial Services — 0.4%
Western Union Co. (The)	6,896,763	68,346,921

Food Products — 6.0%
Archer-Daniels-Midland Co.	5,787,956	276,374,899
Bunge Global SA	2,950,900	232,294,848
Conagra Brands, Inc.	10,056,340	248,492,161
General Mills, Inc.	4,041,602	229,320,498
The Campbell’s Co.	4,221,230	153,906,046

		1,140,388,452

Gas Utilities — 1.8%
New Jersey Resources Corp.	1,997,894	97,776,932
Southwest Gas Holdings, Inc.	1,298,055	93,732,552
UGI Corp.	4,484,292	147,039,935

		338,549,419

Health Care Providers & Services — 1.4%
CVS Health Corp.	3,978,749	265,422,346

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	473,092	151,223,858
Wendy’s Co. (The)	3,613,703	45,171,287

		196,395,145

Household Durables — 0.8%
Newell Brands, Inc.	8,771,239	41,926,522
Whirlpool Corp.	1,308,921	99,844,494

		141,771,016

Household Products — 1.1%
Kimberly-Clark Corp.	1,588,761	209,366,925

Insurance — 7.0%
Cincinnati Financial Corp.	1,170,362	162,926,094
Fidelity National Financial, Inc., Class A	3,344,276	214,200,878
Lincoln National Corp.	166,147	5,295,105
MetLife, Inc.	2,107,112	158,813,031
Old Republic International Corp.	4,850,515	182,379,364
Principal Financial Group, Inc.	2,557,570	189,643,815
Prudential Financial, Inc.	2,789,898	286,550,424
Unum Group	1,748,095	135,757,058

		1,335,565,769

IT Services — 0.8%
International Business Machines Corp.	653,098	157,932,158

Media — 2.5%
Interpublic Group of Cos., Inc. (The)	7,756,558	194,844,737
Nexstar Media Group, Inc., Class A	538,344	80,568,563
Omnicom Group, Inc.	2,599,311	197,963,526

		473,376,826

Metals & Mining — 0.9%
Newmont Corp.	3,183,403	167,701,670

Multi-Utilities — 9.2%
Black Hills Corp.	1,472,829	89,695,286

20	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Select Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
CenterPoint Energy, Inc.	4,751,807	$184,275,076
CMS Energy Corp.	2,626,117	193,413,517
Dominion Energy, Inc.	5,381,364	292,638,574
DTE Energy Co.	1,566,483	214,608,171
NiSource, Inc.	4,578,862	179,079,293
Public Service Enterprise Group, Inc.	2,312,843	184,865,541
Sempra	2,483,167	184,424,813
WEC Energy Group, Inc.	2,056,610	225,239,927

		1,748,240,198

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	1,809,940	246,260,436
Exxon Mobil Corp.	2,124,706	224,432,695
HF Sinclair Corp.	3,874,102	116,494,247
ONEOK, Inc.	2,887,238	237,215,474
Valero Energy Corp.	1,739,411	201,928,223

		1,026,331,075

Pharmaceuticals — 3.1%
Merck & Co., Inc.	2,432,597	207,257,264
Pfizer, Inc.	15,787,750	385,378,978

		592,636,242

Professional Services — 0.5%
Robert Half, Inc.	2,278,019	100,916,242

Semiconductors & Semiconductor Equipment — 1.1%
Skyworks Solutions, Inc.	3,304,236	212,396,290

Specialty Retail — 1.2%
Best Buy Co., Inc.	3,472,217	231,562,152

Technology Hardware, Storage & Peripherals — 1.9%
HP, Inc.	7,127,031	182,238,183
Seagate Technology Holdings PLC	1,931,297	175,805,966

		358,044,149

Security	Shares	Value

Tobacco — 3.9%
Altria Group, Inc.	8,295,078	$490,653,864
Philip Morris International, Inc.	1,439,429	246,660,553

		737,314,417

Trading Companies & Distributors — 1.0%
MSC Industrial Direct Co., Inc., Class A	962,673	73,625,231
Watsco, Inc.	270,338	124,312,226

		197,937,457

Total Long-Term Investments — 99.6% (Cost: $18,280,013,493)		18,929,685,424

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	51,046,182	51,046,182

Total Short-Term Securities — 0.3% (Cost: $51,046,182)		51,046,182

Total Investments — 99.9% (Cost: $18,331,059,675)		18,980,731,606

Other Assets Less Liabilities — 0.1%		21,741,114

Net Assets — 100.0%		$19,002,472,720

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(2,081)	(b)	$2,081	$—	$—	—	$34,816	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	64,708,693	—	(13,662,511)	(b)	—	—	51,046,182	51,046,182	2,302,801		—

					$2,081	$—	$51,046,182		$2,337,617		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) April 30, 2025	iShares® Select Dividend ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Energy Select Sector Index	140	06/20/25	$11,847	$(693,433)
E-Mini Financials Select Sector Index	216	06/20/25	32,606	287,274
E-Mini Utilities Select Sector Index	332	06/20/25	26,550	321,187

				$(84,972)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$608,461	$—	$—	$—	$608,461

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$693,433	$—	$—	$—	$693,433

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,848,394	$—	$—	$—	$6,848,394

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(564,668)	$—	$—	$—	$(564,668)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$ 63,710,271

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

22	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Select Dividend ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$18,929,685,424	$—	$—	$18,929,685,424
Short-Term Securities
Money Market Funds	51,046,182	—	—	51,046,182

	$18,980,731,606	$—	$—	$18,980,731,606

Derivative Financial Instruments(a)
Assets
Equity Contracts	$608,461	$—	$—	$608,461
Liabilities
Equity Contracts	(693,433)	—	—	(693,433)

	$(84,972)	$—	$—	$(84,972)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Statements of Assets and Liabilities

April 30, 2025

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

ASSETS
Investments, at value — unaffiliated(a)	$730,610,304	$29,732,053,089	$10,993,720,875	$18,929,685,424
Investments, at value — affiliated(b)	5,918,402	286,850,711	12,578,606	51,046,182
Cash	297,341	533,073	3,013	194
Cash pledged:
Futures contracts	262,000	8,049,000	1,576,000	4,229,000
Receivables:
Capital shares sold	—	160,979	62,630	—
Dividends — unaffiliated	1,234,705	26,592,446	18,149,944	23,618,542
Dividends — affiliated	6,537	230,231	55,145	163,802
Variation margin on futures contracts	2,406	178,108	—	—

Total assets	738,331,695	30,054,647,637	11,026,146,213	19,008,743,144

LIABILITIES
Payables:
Investments purchased	1,442,324	—	—	—
Investment advisory fees	28,438	1,901,992	714,885	5,876,120
Variation margin on futures contracts	—	—	41,277	394,304

Total liabilities	1,470,762	1,901,992	756,162	6,270,424

Commitments and contingent liabilities

NET ASSETS	$736,860,933	$30,052,745,645	$11,025,390,051	$19,002,472,720

NET ASSETS CONSIST OF:
Paid-in capital	$739,318,281	$25,695,102,269	$11,628,732,017	$20,050,349,921
Accumulated earnings (loss)	(2,457,348)	4,357,643,376	(603,341,966)	(1,047,877,201)

NET ASSETS	$736,860,933	$30,052,745,645	$11,025,390,051	$19,002,472,720

NET ASSET VALUE

Shares outstanding	15,850,000	499,550,000	95,700,000	147,950,000

Net asset value	$46.49	$60.16	$115.21	$128.44

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$699,345,022	$24,414,318,291	$10,620,255,082	$18,280,013,493
(b) Investments, at cost — affiliated	$5,510,554	$230,454,467	$12,578,606	$51,046,182

See notes to financial statements.

24	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations

Year Ended April 30, 2025

	iShares Core Dividend ETF	iShares Core Dividend Growth ETF	iShares Core High Dividend ETF	iShares Select Dividend ETF

INVESTMENT INCOME
Dividends — unaffiliated	$15,620,700	$699,225,929	$391,828,489	$806,681,861
Dividends — affiliated	138,639	8,117,879	921,067	2,302,801
Interest — unaffiliated	172	19,874	9,136	31,096
Securities lending income — affiliated — net	18,926	919,727	—	34,816
Foreign taxes withheld	(2,955)	(261,072)	—	—

Total investment income	15,775,482	708,022,337	392,758,692	809,050,574

EXPENSES
Investment advisory	265,007	23,614,904	8,721,314	73,810,690
Interest expense	221	628	270	2,486

Total expenses	265,228	23,615,532	8,721,584	73,813,176

Less:
Payment by affiliate	—	—	—	(974)

Total expenses after payment by affiliate	265,228	23,615,532	8,721,584	73,812,202

Net investment income	15,510,254	684,406,805	384,037,108	735,238,372

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,270,774)	(47,745,274)	585,895,820	(628,062,401)
Investments — affiliated	39,875	9,750,148	—	2,081
Futures contracts	(83,795)	634,091	(1,314,021)	6,848,394
In-kind redemptions — unaffiliated(a)	25,971,002	1,363,738,203	230,594,046	1,343,967,175
In-kind redemptions — affiliated(a)	16,925	9,586,989	—	—

	16,673,233	1,335,964,157	815,175,845	722,755,249

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,162,377	619,189,562	(128,468,364)	604,084,561
Investments — affiliated	400,669	23,938,700	—	—
Futures contracts	89,022	1,611,927	(225,924)	(564,668)

	8,652,068	644,740,189	(128,694,288)	603,519,893

Net realized and unrealized gain	25,325,301	1,980,704,346	686,481,557	1,326,275,142

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$40,835,555	$2,665,111,151	$1,070,518,665	$2,061,513,514

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	25

Statements of Changes in Net Assets

	iShares Core Dividend ETF		iShares Core Dividend Growth ETF
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,510,254	$8,771,932	$684,406,805	$619,421,720
Net realized gain	16,673,233	4,636,627	1,335,964,157	750,284,109
Net change in unrealized appreciation (depreciation)	8,652,068	30,200,237	644,740,189	1,642,953,258

Net increase in net assets resulting from operations	40,835,555	43,608,796	2,665,111,151	3,012,659,087

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(14,603,091)	(8,487,745)	(669,265,034)	(616,886,891)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	378,542,343	36,265,594	1,572,860,704	577,063,593

NET ASSETS
Total increase in net assets	404,774,807	71,386,645	3,568,706,821	2,972,835,789
Beginning of year	332,086,126	260,699,481	26,484,038,824	23,511,203,035

End of year	$736,860,933	$332,086,126	$30,052,745,645	$26,484,038,824

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares Core High Dividend ETF		iShares Select Dividend ETF
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$384,037,108	$398,212,935	$735,238,372	$759,697,635
Net realized gain	815,175,845	173,800,298	722,755,249	973,422,120
Net change in unrealized appreciation (depreciation)	(128,694,288)	269,955,781	603,519,893	(847,997,840)

Net increase in net assets resulting from operations	1,070,518,665	841,969,014	2,061,513,514	885,121,915

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(391,600,925)	(372,509,745)	(723,622,177)	(737,378,830)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	154,661,189	(1,415,312,932)	(461,536,679)	(3,444,012,541)

NET ASSETS
Total increase (decrease) in net assets	833,578,929	(945,853,663)	876,354,658	(3,296,269,456)
Beginning of year	10,191,811,122	11,137,664,785	18,126,118,062	21,422,387,518

End of year	$11,025,390,051	$10,191,811,122	$19,002,472,720	$18,126,118,062

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	27

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Dividend ETF

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$42.58	$37.51	$39.14	$38.39	$25.94

Net investment income(a)	1.38	1.27	0.96	0.77	0.70
Net realized and unrealized gain (loss)(b)	3.83	5.04	(1.68)	0.68	12.43

Net increase (decrease) from investment operations	5.21	6.31	(0.72)	1.45	13.13

Distributions from net investment income(c)	(1.30)	(1.24)	(0.91)	(0.70)	(0.68)

Net asset value, end of year	$46.49	$42.58	$37.51	$39.14	$38.39

Total Return(d)
Based on net asset value	12.25%	17.14%	(1.75)%	3.71%	51.33%

Ratios to Average Net Assets(e)
Total expenses	0.05%	0.05%	0.15%	0.25%	0.25%

Net investment income	2.93%	3.21%	2.54%	1.87%	2.20%

Supplemental Data
Net assets, end of year (000)	$736,861	$332,086	$260,699	$260,263	$67,180

Portfolio turnover rate(f)	36%	36%	65%	25%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

28	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Dividend Growth ETF

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$55.95	$50.88	$50.58	$49.87	$36.39

Net investment income(a)	1.41	1.33	1.22	1.10	1.08
Net realized and unrealized gain(b)	4.19	5.07	0.28	0.68	13.44

Net increase from investment operations	5.60	6.40	1.50	1.78	14.52

Distributions from net investment income(c)	(1.39)	(1.33)	(1.20)	(1.07)	(1.04)

Net asset value, end of year	$60.16	$55.95	$50.88	$50.58	$49.87

Total Return(d)
Based on net asset value	9.99%	12.77%	3.13%	3.51%	40.52%

Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	2.32%	2.53%	2.47%	2.10%	2.53%

Supplemental Data
Net assets, end of year (000)	$30,052,746	$26,484,039	$23,511,203	$22,742,798	$18,403,156

Portfolio turnover rate(f)	25%	25%	30%	22%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core High Dividend ETF

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$107.85	$102.75	$103.67	$95.59	$81.85

Net investment income(a)	4.04	3.95	3.95	3.68	3.56
Net realized and unrealized gain (loss)(b)	7.39	4.84	(0.88)	7.80	13.72

Net increase from investment operations	11.43	8.79	3.07	11.48	17.28

Distributions from net investment income(c)	(4.07)	(3.69)	(3.99)	(3.40)	(3.54)

Net asset value, end of year	$115.21	$107.85	$102.75	$103.67	$95.59

Total Return(d)
Based on net asset value	10.69%	8.82%	3.16%	12.21%	21.70%

Ratios to Average Net Assets(e)
Total expenses	0.08%	0.08%	0.08%	0.08%	0.08%

Net investment income	3.52%	3.87%	3.86%	3.68%	4.13%

Supplemental Data
Net assets, end of year (000)	$11,025,390	$10,191,811	$11,137,665	$9,630,902	$6,839,327

Portfolio turnover rate(f)	82%	67%	74%	74%	75%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

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Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Select Dividend ETF

	Year Ended 04/30/25		Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21

Net asset value, beginning of year	$119.41		$117.61	$123.50	$118.37	$80.66

Net investment income(a)	4.92		4.60	4.24	3.91	3.51
Net realized and unrealized gain (loss)(b)	8.96		1.67	(5.87)	4.97	37.74

Net increase (decrease) from investment operations	13.88		6.27	(1.63)	8.88	41.25

Distributions from net investment income(c)	(4.85)		(4.47)	(4.26)	(3.75)	(3.54)

Net asset value, end of year	$128.44		$119.41	$117.61	$123.50	$118.37

Total Return(d)
Based on net asset value	11.61	%(e)	5.58%	(1.23)%	7.63%	52.54%

Ratios to Average Net Assets(f)
Total expenses	0.38	%(g)	0.38%	0.38%	0.38%	0.38%

Net investment income	3.76%		4.04%	3.52%	3.23%	3.78%

Supplemental Data
Net assets, end of year (000)	$19,002,473		$18,126,118	$21,422,388	$21,666,936	$18,495,567

Portfolio turnover rate(h)	19%		17%	15%	15%	55%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Includes payment from an affiliate with no financial impact to the expense ratios.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Core Dividend	Diversified
Core Dividend Growth	Diversified
Core High Dividend	Non-Diversified
Select Dividend	Diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

32	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (continued)

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Core Dividend	0.05%
Core Dividend Growth	0.08
Core High Dividend	0.08

34	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

For its investment advisory services to the iShares Select Dividend ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fees
First $46 billion	0.4000%
Over $46 billion, up to and including $81 billion	0.380000
Over $81 billion, up to and including $111 billion	0.361000
Over $111 billion, up to and including $141 billion	0.342950
Over $141 billion, up to and including $171 billion	0.325802
Over $171 billion	0.309512

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Core Dividend	$4,447
Core Dividend Growth	216,139
Select Dividend	11,991

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (continued)

For the year ended April 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Core Dividend	$116,170,779	$75,928,777	$(5,890,519)
Core Dividend Growth	3,986,605,143	1,600,668,008	83,969,486
Core High Dividend	2,614,243,115	1,277,506,928	79,158,965
Select Dividend	404,864,991	592,841,609	(35,382,982)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

For the year ended April 30, 2025 iShares Select Dividend ETF received a reimbursement of $974 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Core Dividend	$190,735,047	$190,294,925
Core Dividend Growth	7,293,741,767	7,262,459,423
Core High Dividend	8,972,170,083	8,974,516,172
Select Dividend	3,709,541,602	3,665,956,235

For the year ended April 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core Dividend	$447,155,392	$69,193,441
Core Dividend Growth	5,352,488,620	3,797,708,010
Core High Dividend	1,868,323,804	1,729,828,230
Select Dividend	3,469,973,127	3,995,480,388

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in capital	Accumulated earnings (loss)
Core Dividend	$25,978,780	$(25,978,780)
Core Dividend Growth	1,371,024,843	(1,371,024,843)
Core High Dividend	223,633,550	(223,633,550)
Select Dividend	1,340,565,173	(1,340,565,173)

36	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 04/30/25	Year Ended 04/30/24
Core Dividend
Ordinary income	$14,603,0 91	$8,487,745

Core Dividend Growth
Ordinary income	$669,265,034	$616,886,891

Core High Dividend
Ordinary income	$391,600,925	$372,509,745

Select Dividend
Ordinary income	$723,622,177	$737,378,830

As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Core Dividend	$2,083,608	$(35,496,754)	$30,955,798	$(2,457,348)
Core Dividend Growth	70,285,502	(1,045,626,635)	5,332,984,509	4,357,643,376
Core High Dividend	36,309,001	(999,400,456)	359,749,489	(603,341,966)
Select Dividend	61,183,117	(1,670,716,085)	561,655,767	(1,047,877,201)

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income and undistributed capital gains from underlying REIT investments.

For the year ended April 30, 2025, the iShares Core High Dividend utilized $581,479,022 of its capital loss carryforwards.

As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core Dividend	$705,571,086	$64,722,700	$(33,765,080)	$30,957,620
Core Dividend Growth	24,685,919,291	6,145,085,749	(812,101,240)	5,332,984,509
Core High Dividend	10,646,549,992	973,221,093	(613,471,604)	359,749,489
Select Dividend	18,419,075,839	2,130,184,078	(1,568,528,311)	561,655,767

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (continued)

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 04/30/25		Year Ended 04/30/24

iShares ETF	Shares	Amount	Shares	Amount

Core Dividend
Shares sold	9,650,000	$450,411,441	1,650,000	$67,441,257
Shares redeemed	(1,600,000)	(71,869,098)	(800,000)	(31,175,663)

	8,050,000	$378,542,343	850,000	$36,265,594

Core Dividend Growth
Shares sold	88,300,000	$5,391,633,220	44,300,000	$2,310,691,239
Shares redeemed	(62,100,000)	(3,818,772,516)	(33,000,000)	(1,733,627,646)

	26,200,000	$1,572,860,704	11,300,000	$577,063,593

38	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Notes to Financial Statements (continued)

	Year Ended 04/30/25		Year Ended 04/30/24
iShares ETF	Shares	Amount	Shares	Amount

Core High Dividend
Shares sold	16,150,000	$1,883,315,929	6,500,000	$660,365,834
Shares redeemed	(14,950,000)	(1,728,654,740)	(20,400,000)	(2,075,678,766)

	1,200,000	$154,661,189	(13,900,000)	$(1,415,312,932)

Select Dividend
Shares sold	26,850,000	$3,570,138,163	8,350,000	$959,530,770
Shares redeemed	(30,700,000)	(4,031,674,842)	(38,700,000)	(4,403,543,311)

	(3,850,000)	$(461,536,679)	(30,350,000)	$(3,444,012,541)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

iShares Core Dividend ETF iShares Core Dividend Growth ETF iShares Core High Dividend ETF iShares Select Dividend ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 24, 2025

We have served as the auditor of one or more BlackRock investment companies since 2000.

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Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:

iShares ETF	Qualified Dividend Income

Core Dividend	$14,742,410
Core Dividend Growth	701,674,134
Core High Dividend	388,307,284
Select Dividend	797,648,134

The following amount, or maximum amount allowable by law, is hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:

iShares ETF	Qualified Business Income

Core Dividend	$662,274

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:

iShares ETF	Dividends-Received Deduction

Core Dividend	89.93%
Core Dividend Growth	98.61
Core High Dividend	98.16
Select Dividend	100.00

I M P O R T A N T T A X I N F O R M A T I O N	41

Additional Information

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Regulation under the Alternative Investment Fund Managers Directive

The Alternative Investment Fund Managers Directive, and its United Kingdom (“UK”) equivalent, (the “AIFMD”) impose detailed and prescriptive obligations on fund managers established in the European Union (the “EU”) and the UK. These do not currently apply to managers established outside of the EU or UK, such as BFA (the “Company”). However, the Company is required to comply with certain disclosure, reporting and transparency obligations of the AIFMD because it has registered iShares Select Dividend ETF (the “Fund”) to be marketed to investors in the EU and/or UK.

Report on Remuneration

BlackRock has a clear and well-defined pay-for-performance philosophy, and compensation programs which support that philosophy.

BlackRock operates a total compensation model for remuneration which includes a base salary, which is contractual, and a discretionary bonus scheme. Although all employees are eligible to receive a discretionary bonus, there is no contractual obligation to make a discretionary bonus award to any employees. For senior management and staff who have the ability to materially affect the risk profile of the Fund, a significant percentage of variable remuneration is deferred over time. All employees are subject to a clawback policy.

Remuneration decisions for employees are made once annually in January following the end of the performance year, based on BlackRock’s full-year financial results and other non-financial goals and objectives. Alongside financial performance, individual total compensation is also based on strategic and operating results and other considerations such as management and leadership capabilities. No set formulas are established, and no fixed benchmarks are used in determining annual incentive awards.

Annual incentive awards are paid from a bonus pool which is reviewed throughout the year by BlackRock’s independent compensation committee, taking into account both actual and projected financial information together with information provided by the Enterprise Risk and Regulatory Compliance departments in relation to any activities, incidents or events that warrant consideration in making compensation decisions. Individuals are not involved in setting their own remuneration.

Each of the control functions (Enterprise Risk, Legal & Compliance, Finance, Human Resources and Internal Audit) each have their own organizational structures which are independent of the business units and therefore staff members in control functions are remunerated independently of the businesses they oversee. Functional bonus pools for those control functions are determined with reference to the performance of each individual function and the remuneration of the senior members of control functions is directly overseen by BlackRock’s independent remuneration committee.

The Company is required under the AIFMD to make quantitative disclosures of remuneration. These disclosures are made in line with BlackRock’s interpretation of currently available regulatory guidance on quantitative remuneration disclosures. As market or regulatory practice develops BlackRock may consider it appropriate to make changes to the way in which quantitative remuneration disclosures are calculated. Where such changes are made, this may result in disclosures in relation to a fund not being comparable to the disclosures made in the prior year, or in relation to other BlackRock fund disclosures in that same year.

Remuneration information at an individual AIF level is not readily available. Disclosures are provided in relation to (a) the staff of the Company; (b) staff who are senior management; (c) staff who have the ability to materially affect the risk profile of the Fund; and (d) staff of companies to which portfolio management and risk management has been formally delegated

All individuals included in the aggregated figures disclosed are rewarded in line with BlackRock’s remuneration policy for their responsibilities across the relevant BlackRock business area. As all individuals have a number of areas of responsibilities, only the portion of remuneration for those individuals’ services attributable to the Fund is included in the aggregate figures disclosed.

Members of staff and senior management of the Company typically provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the Company and across the broader BlackRock group. Conversely, members of staff and senior management of the broader BlackRock group may provide both AIFMD and non-AIFMD related services in respect of multiple funds, clients and functions of the broader BlackRock group and of the Company. Therefore, the figures disclosed are a sum of individuals’ portion of remuneration attributable to the Company according to an objective apportionment methodology which acknowledges the multiple-service nature of the Company and the broader BlackRock group. Accordingly, the figures are not representative of any individual’s actual remuneration or their remuneration structure.

The amount of the total remuneration awarded to the Company’s staff in respect of the Company’s financial year ending December 31, 2024, was USD 81.43 million. This figure is comprised of fixed remuneration of USD 16.72 million and variable remuneration of USD 64.71 million. There was a total of 332 beneficiaries of the remuneration described above. The amount of the aggregate remuneration awarded by the Company in respect of the Company’s financial year ending December 31, 2024, to its senior management was USD 16.84 million, and to other members of its staff whose actions potentially have a material impact on the risk profile of the Company, or its funds was USD 3.09 million.

Disclosures Under the EU Sustainable Finance Disclosure Regulation

The iShares Select Dividend ETF is registered under the Alternative Investment Fund Managers Directive to be marketed to European Union (“EU”) investors, as noted above. As a result, certain disclosures are required under the EU Sustainable Finance Disclosure Regulation (“SFDR”).

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Additional Information (continued)

The iShares Select Dividend ETF has not been categorized under the SFDR as an “Article 8” or “Article 9” product. In addition, the Fund’s investment strategy does not take into account the criteria for environmentally sustainable economic activities under the EU sustainable investment taxonomy regulation or principal adverse impacts (“PAIs”) on sustainability factors under the SFDR. PAIs are identified under the SFDR as the material impacts of investment decisions on sustainability factors relating to environmental, social and employee matters, respect for human rights, and anti-corruption and anti-bribery matters.

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	43

Glossary of Terms Used in this Report

Portfolio Abbreviation

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

APRIL 30, 2025

2025 Annual Financial Statements and Additional Information

iShares Trust

•	iShares Morningstar Mid-Cap Value ETF | IMCV | NASDAQ

•	iShares Morningstar Small-Cap ETF | ISCB | NYSE Arca

•	iShares Morningstar U.S. Equity ETF | ILCB | NYSE Arca

•	iShares Morningstar Value ETF | ILCV | NYSE Arca

2

Schedule of Investments April 30, 2025	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
L3Harris Technologies, Inc.	13,747	$3,024,615
Textron, Inc.	14,458	1,017,409

		4,042,024

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	17,709	1,946,396

Automobile Components — 0.1%
Aptiv PLC(a)	16,272	928,480

Automobiles — 1.7%
Ford Motor Co.	498,432	4,989,304
General Motors Co.	126,005	5,700,466

		10,689,770

Banks — 3.7%
Citizens Financial Group, Inc.	55,880	2,061,413
East West Bancorp, Inc.	17,719	1,515,861
Fifth Third Bancorp	86,396	3,105,072
Huntington Bancshares, Inc.	183,305	2,663,422
KeyCorp	126,124	1,871,680
M&T Bank Corp.	21,083	3,579,050
Regions Financial Corp.	116,615	2,380,112
Truist Financial Corp.	165,524	6,346,190

		23,522,800

Beverages — 0.9%
Brown-Forman Corp., Class A	3,019	104,488
Brown-Forman Corp., Class B, NVS	18,942	659,939
Constellation Brands, Inc., Class A	10,506	1,970,295
Keurig Dr. Pepper, Inc.	91,868	3,177,714

		5,912,436

Biotechnology — 0.7%
Biogen, Inc.(a)	18,309	2,216,854
BioMarin Pharmaceutical, Inc.(a)	9,682	616,646
Moderna, Inc.(a)(b)	42,481	1,212,408
Summit Therapeutics, Inc.(a)(b)	7,432	179,260
United Therapeutics Corp.(a)(b)	1,324	401,291

		4,626,459

Broadline Retail — 0.6%
Coupang, Inc., Class A(a)	71,512	1,671,235
eBay, Inc.	35,042	2,388,463

		4,059,698

Building Products — 1.4%
Allegion PLC	3,952	550,118
Builders FirstSource, Inc.(a)(b)	14,550	1,740,616
Johnson Controls International PLC	47,699	4,001,946
Masco Corp.	16,996	1,030,128
Owens Corning	11,024	1,603,000

		8,925,808

Capital Markets — 2.8%
Ameriprise Financial, Inc.	3,831	1,804,478
Bank of New York Mellon Corp. (The)	54,057	4,346,723
Carlyle Group, Inc. (The)	27,582	1,065,768
Jefferies Financial Group, Inc.	7,060	329,914
Nasdaq, Inc.	19,681	1,499,889
Northern Trust Corp.	25,135	2,362,187
Raymond James Financial, Inc.	8,338	1,142,640
State Street Corp.	37,230	3,279,963
T Rowe Price Group, Inc.	27,260	2,413,873

		18,245,435

Security	Shares	Value

Chemicals — 2.9%
Albemarle Corp.	14,921	$873,625
Celanese Corp., Class A	9,093	404,729
CF Industries Holdings, Inc.	22,027	1,726,256
Corteva, Inc.	49,319	3,057,285
Dow, Inc.	54,229	1,658,865
DuPont de Nemours, Inc.	29,945	1,976,071
Eastman Chemical Co.	15,120	1,164,240
International Flavors & Fragrances, Inc.	32,296	2,533,944
LyondellBasell Industries NV, Class A	32,885	1,914,236
PPG Industries, Inc.	19,134	2,082,927
RPM International, Inc.	5,415	578,051
Westlake Corp.	4,460	412,238

		18,382,467

Commercial Services & Supplies — 0.2%
Veralto Corp.	15,042	1,442,528

Communications Equipment — 0.4%
F5, Inc.(a)	4,033	1,067,697
Juniper Networks, Inc.	41,029	1,490,173

		2,557,870

Construction & Engineering — 0.1%
AECOM	5,145	507,554

Consumer Finance — 1.9%
Capital One Financial Corp.	48,215	8,691,236
Discover Financial Services	12,857	2,348,588
Synchrony Financial	27,939	1,451,431

		12,491,255

Consumer Staples Distribution & Retail — 2.3%
Dollar General Corp.	27,769	2,601,678
Dollar Tree, Inc.(a)	26,039	2,129,209
Kroger Co. (The)	85,600	6,181,176
Performance Food Group Co.(a)	7,119	574,218
Sysco Corp.	37,595	2,684,283
U.S. Foods Holding Corp.(a)	9,695	636,574

		14,807,138

Containers & Packaging — 1.9%
Amcor PLC	288,233	2,651,743
Avery Dennison Corp.	4,600	787,106
Ball Corp.	16,593	861,840
International Paper Co.	66,113	3,020,042
Packaging Corp. of America	11,298	2,097,022
Smurfit WestRock PLC	63,283	2,659,152

		12,076,905

Distributors — 0.5%
Genuine Parts Co.	17,741	2,085,455
Pool Corp.	2,808	823,137

		2,908,592

Diversified Consumer Services — 0.1%
Service Corp. International	9,801	783,100

Diversified REITs — 0.3%
WP Carey, Inc.	27,469	1,715,164

Electric Utilities — 6.8%
Alliant Energy Corp.	32,428	1,979,405
American Electric Power Co., Inc.	67,424	7,304,716
Edison International	48,539	2,597,322
Entergy Corp.	53,546	4,453,421
Evergy, Inc.	29,230	2,019,793
Eversource Energy	46,362	2,757,612
Exelon Corp.	125,994	5,909,119

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
FirstEnergy Corp.	64,250	$2,755,040
NRG Energy, Inc.	24,773	2,714,625
PG&E Corp.	155,746	2,572,924
PPL Corp.	93,176	3,400,924
Xcel Energy, Inc.	72,689	5,139,112

		43,604,013

Electrical Equipment — 0.4%
Regal Rexnord Corp.	5,242	554,813
Rockwell Automation, Inc.	7,200	1,783,296

		2,338,109

Electronic Equipment, Instruments & Components — 2.1%
CDW Corp.	10,508	1,687,165
Corning, Inc.	45,883	2,036,288
Flex Ltd.(a)	28,856	990,915
Jabil, Inc.	7,729	1,132,762
Keysight Technologies, Inc.(a)	14,430	2,098,122
TE Connectivity PLC	20,996	3,073,395
Teledyne Technologies, Inc.(a)	2,708	1,262,009
Trimble, Inc.(a)	8,724	542,109
Zebra Technologies Corp., Class A(a)	1,589	397,758

		13,220,523

Energy Equipment & Services — 1.6%
Baker Hughes Co., Class A	50,828	1,799,311
Halliburton Co.	112,671	2,233,139
Schlumberger NV	179,056	5,953,612

		9,986,062

Entertainment — 0.6%
Electronic Arts, Inc.	8,824	1,280,274
Warner Bros Discovery, Inc., Class A(a)	283,134	2,454,772

		3,735,046

Financial Services — 0.9%
Corpay, Inc.(a)	2,174	707,354
Equitable Holdings, Inc.	35,580	1,759,431
Fidelity National Information Services, Inc.	24,908	1,964,743
Global Payments, Inc.	21,106	1,610,599

		6,042,127

Food Products — 3.8%
Archer-Daniels-Midland Co.	60,379	2,883,097
Bunge Global SA	17,934	1,411,764
Conagra Brands, Inc.	60,542	1,495,993
General Mills, Inc.	70,591	4,005,333
Hershey Co. (The)	12,249	2,047,910
Hormel Foods Corp.	36,625	1,095,088
J M Smucker Co. (The)	13,421	1,560,460
Kellanova	33,379	2,762,780
Kraft Heinz Co. (The)	111,671	3,249,626
Lamb Weston Holdings, Inc.	11,723	619,092
McCormick & Co., Inc., NVS	13,103	1,004,476
The Campbell’s Co.	25,144	916,750
Tyson Foods, Inc., Class A	23,041	1,411,031

		24,463,400

Gas Utilities — 0.5%
Atmos Energy Corp.	19,601	3,148,509

Ground Transportation — 0.7%
JB Hunt Transport Services, Inc.	5,420	707,744
Norfolk Southern Corp.	13,872	3,108,022
U-Haul Holding Co.(a)(b)	480	29,467
U-Haul Holding Co., NVS(b)	6,129	335,869

		4,181,102

Security	Shares	Value

Health Care Equipment & Supplies — 1.7%
Align Technology, Inc.(a)	5,364	$929,581
Baxter International, Inc.	64,068	1,997,000
Cooper Cos., Inc. (The)(a)	5,803	473,931
GE HealthCare Technologies, Inc.	32,010	2,251,263
Hologic, Inc.(a)	28,305	1,647,351
Solventum Corp.(a)(b)	17,559	1,161,001
Zimmer Biomet Holdings, Inc.	25,161	2,592,841

		11,052,968

Health Care Providers & Services — 3.5%
Cardinal Health, Inc.	30,827	4,355,547
Cencora, Inc.	9,422	2,757,537
Centene Corp.(a)	63,969	3,828,544
DaVita, Inc.(a)(b)	2,463	348,638
Humana, Inc.	15,244	3,997,586
Labcorp Holdings, Inc.	10,742	2,588,929
Molina Healthcare, Inc.(a)	3,672	1,200,781
Quest Diagnostics, Inc.	14,045	2,503,100
Tenet Healthcare Corp.(a)	4,505	643,990
Universal Health Services, Inc., Class B	3,171	561,489

		22,786,141

Health Care REITs — 0.7%
Alexandria Real Estate Equities, Inc.	9,293	675,230
Healthpeak Properties, Inc.	90,254	1,610,131
Ventas, Inc.	29,525	2,069,112

		4,354,473

Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc.	88,764	1,253,348

Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.(a)	130,845	2,399,697
Darden Restaurants, Inc.	8,757	1,757,005
Expedia Group, Inc.	7,166	1,124,560

		5,281,262

Household Durables — 1.9%
DR Horton, Inc.	36,384	4,596,755
Garmin Ltd.	5,011	936,406
Lennar Corp., Class A	28,807	3,128,728
Lennar Corp., Class B	1,215	125,595
NVR, Inc.(a)(b)	138	983,353
PulteGroup, Inc.	15,903	1,631,330
Toll Brothers, Inc.	7,966	803,530

		12,205,697

Household Products — 0.7%
Clorox Co. (The)	9,598	1,365,796
Kimberly-Clark Corp.	24,840	3,273,415

		4,639,211

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	90,051	900,510

Industrial REITs — 0.0%
Lineage, Inc.(b)	4,391	211,778

Insurance — 9.0%
Aflac, Inc.	62,751	6,819,779
Allstate Corp. (The)	18,976	3,764,649
American International Group, Inc.	76,779	6,259,024
Arch Capital Group Ltd.	47,324	4,291,340
Cincinnati Financial Corp.	9,930	1,382,355
Everest Group Ltd.	5,520	1,980,742
Fidelity National Financial, Inc., Class A	32,580	2,086,749
Hartford Insurance Group, Inc. (The)	36,530	4,481,135

4	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Loews Corp.	22,724	$1,973,125
Markel Group, Inc.(a)	619	1,125,714
MetLife, Inc.	73,763	5,559,517
Principal Financial Group, Inc.	29,659	2,199,215
Prudential Financial, Inc.	45,030	4,625,031
Reinsurance Group of America, Inc.	8,397	1,572,842
RenaissanceRe Holdings Ltd.	6,223	1,505,530
Travelers Cos., Inc. (The)	15,136	3,997,872
Unum Group	20,833	1,617,891
W. R. Berkley Corp.	15,422	1,105,603
Willis Towers Watson PLC	5,504	1,694,131

		58,042,244

IT Services — 1.0%
Akamai Technologies, Inc.(a)	12,674	1,021,271
Cognizant Technology Solutions Corp., Class A	63,667	4,683,981
Twilio, Inc., Class A(a)	6,745	652,309

		6,357,561

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	15,309	1,647,249
Avantor, Inc.(a)	39,563	513,923
IQVIA Holdings, Inc.(a)	8,691	1,347,714
Revvity, Inc.	7,861	734,453
Waters Corp.(a)	2,763	960,778
West Pharmaceutical Services, Inc.	3,387	715,639

		5,919,756

Machinery — 2.6%
CNH Industrial NV	116,099	1,343,266
Cummins, Inc.	9,605	2,822,333
Dover Corp.	5,468	933,114
Fortive Corp.	16,880	1,176,367
Otis Worldwide Corp.	19,354	1,863,210
PACCAR, Inc.	65,271	5,888,097
Pentair PLC	5,055	458,640
Snap-on, Inc.	3,927	1,232,332
Stanley Black & Decker, Inc.	11,852	711,357

		16,428,716

Media — 1.5%
Charter Communications, Inc., Class A(a)	12,303	4,821,054
Fox Corp., Class A, NVS	27,770	1,382,668
Fox Corp., Class B	17,077	789,640
News Corp., Class A, NVS	14,551	394,623
News Corp., Class B	4,454	139,945
Omnicom Group, Inc.	24,889	1,895,546

		9,423,476

Metals & Mining — 2.4%
Newmont Corp.	143,896	7,580,441
Nucor Corp.	29,379	3,506,971
Reliance, Inc.	7,024	2,024,528
Steel Dynamics, Inc.	17,979	2,332,056

		15,443,996

Multi-Utilities — 5.4%
Ameren Corp.	33,819	3,356,198
CenterPoint Energy, Inc.	80,784	3,132,803
CMS Energy Corp.	23,358	1,720,317
Consolidated Edison, Inc.	43,663	4,923,003
Dominion Energy, Inc.	45,322	2,464,610
DTE Energy Co.	26,058	3,569,946
NiSource, Inc.	59,332	2,320,474
Public Service Enterprise Group, Inc.	36,262	2,898,422

Security	Shares	Value

Multi-Utilities (continued)
Sempra	79,606	$5,912,338
WEC Energy Group, Inc.	39,925	4,372,586

		34,670,697

Office REITs — 0.2%
BXP, Inc.	20,030	1,276,512

Oil, Gas & Consumable Fuels — 9.6%
Cheniere Energy, Inc.	28,384	6,559,826
Coterra Energy, Inc.	94,222	2,314,092
Devon Energy Corp.	83,030	2,524,942
Diamondback Energy, Inc.	23,980	3,165,600
EQT Corp.	71,335	3,526,802
Expand Energy Corp.	25,445	2,643,736
Kinder Morgan, Inc.	249,168	6,553,119
Marathon Petroleum Corp.	40,663	5,587,503
Occidental Petroleum Corp.	84,984	3,349,220
ONEOK, Inc.	77,902	6,400,428
Phillips 66	52,273	5,439,528
Valero Energy Corp.	39,844	4,625,490
Williams Cos., Inc. (The)	153,849	9,010,936

		61,701,222

Passenger Airlines — 1.1%
Delta Air Lines, Inc.	52,096	2,168,757
Southwest Airlines Co.	75,213	2,102,955
United Airlines Holdings, Inc.(a)	41,500	2,856,030

		7,127,742

Personal Care Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	14,262	855,149
Kenvue, Inc.	219,290	5,175,244

		6,030,393

Pharmaceuticals — 0.5%
Royalty Pharma PLC, Class A	51,161	1,679,104
Viatris, Inc.	152,507	1,284,109

		2,963,213

Professional Services — 0.7%
Jacobs Solutions, Inc.	5,658	700,460
Leidos Holdings, Inc.	5,138	756,211
Paychex, Inc.	13,958	2,053,501
SS&C Technologies Holdings, Inc.	16,086	1,216,102

		4,726,274

Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A(a)	10,638	1,299,751
Jones Lang LaSalle, Inc.(a)	2,589	588,765
Zillow Group, Inc., Class A(a)(b)	3,804	250,988
Zillow Group, Inc., Class C, NVS(a)	11,677	786,212

		2,925,716

Residential REITs — 1.8%
American Homes 4 Rent, Class A	16,937	633,275
AvalonBay Communities, Inc.	8,084	1,697,478
Camden Property Trust	7,246	824,595
Equity LifeStyle Properties, Inc.	8,741	566,242
Equity Residential	27,019	1,898,355
Essex Property Trust, Inc.	4,094	1,142,840
Invitation Homes, Inc.	36,730	1,255,799
Mid-America Apartment Communities, Inc.	9,743	1,555,470
Sun Communities, Inc.	8,366	1,040,981
UDR, Inc.	23,058	965,669

		11,580,704

S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs — 2.0%
Kimco Realty Corp.	85,288	$1,704,054
Realty Income Corp.	67,878	3,927,421
Regency Centers Corp.	11,316	816,789
Simon Property Group, Inc.	38,909	6,123,499

		12,571,763

Semiconductors & Semiconductor Equipment — 0.7%
Microchip Technology, Inc.	44,035	2,029,133
ON Semiconductor Corp.(a)	36,730	1,458,181
Skyworks Solutions, Inc.	20,224	1,299,999

		4,787,313

Software — 1.0%
Gen Digital, Inc.	31,457	813,793
MicroStrategy, Inc., Class A(a)(b)	8,676	3,297,834
Zoom Communications, Inc., Class A(a)	30,326	2,351,478

		6,463,105

Specialized REITs — 3.8%
Crown Castle, Inc.	54,747	5,790,043
Digital Realty Trust, Inc.	20,555	3,299,900
Extra Space Storage, Inc.	15,347	2,248,643
Gaming & Leisure Properties, Inc.	33,254	1,591,536
Iron Mountain, Inc.	14,870	1,333,393
Public Storage	12,068	3,625,589
VICI Properties, Inc.	133,906	4,287,670
Weyerhaeuser Co.	91,907	2,381,310

		24,558,084

Specialty Retail — 1.1%
Best Buy Co., Inc.	24,941	1,663,315
CarMax, Inc.(a)	11,233	726,438
Dick’s Sporting Goods, Inc.	4,610	865,481
Tractor Supply Co.	31,429	1,590,936
Ulta Beauty, Inc.(a)	3,103	1,227,671
Williams-Sonoma, Inc.	6,952	1,073,876

		7,147,717

Technology Hardware, Storage & Peripherals — 2.1%
Dell Technologies, Inc., Class C	23,429	2,149,845

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.	165,129	$2,678,393
HP, Inc.	119,409	3,053,288
NetApp, Inc.	14,384	1,290,964
Seagate Technology Holdings PLC	25,543	2,325,179
Western Digital Corp.(a)	43,705	1,916,901

		13,414,570

Trading Companies & Distributors — 0.5%
Ferguson Enterprises, Inc.	10,246	1,738,336
United Rentals, Inc.	2,628	1,659,451

		3,397,787

Water Utilities — 0.2%
American Water Works Co., Inc.	10,443	1,535,225

Total Long-Term Investments — 99.9% (Cost: $581,147,984)		642,469,944

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	9,130,548	9,134,200
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	564,701	564,701

Total Short-Term Securities — 1.5% (Cost: $9,696,804)		9,698,901

Total Investments — 101.4% (Cost: $590,844,788)		652,168,845

Liabilities in Excess of Other Assets — (1.4)%		(8,762,957)

Net Assets — 100.0%		$643,405,888

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$5,589,216	$3,547,205	(a)	$—		$(2,416)	$195	$9,134,200	9,130,548	$78,095	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	944,816	—		(380,115	)(a)	—	—	564,701	564,701	61,880		—

						$(2,416)	$195	$9,698,901		$139,975		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

6	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Mid-Cap Value ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Utilities Select Sector Index	6	06/20/25	$480	$8,252
S&P Mid 400 E-Mini Index	1	06/20/25	286	(8,097)

				$155

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$8,252	$—	$—	$—	$8,252

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$8,097	$—	$—	$—	$8,097

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(110,708)	$—	$—	$—	$(110,708)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$15,398	$—	$—	$—	$15,398

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,152,020

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Mid-Cap Value ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$642,469,944	$—	$—	$642,469,944
Short-Term Securities
Money Market Funds	9,698,901	—	—	9,698,901

	$652,168,845	$—	$—	$652,168,845

Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,252	$—	$—	$8,252
Liabilities
Equity Contracts	(8,097)	—	—	(8,097)

	$155	$—	$—	$155

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

8	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
AAR Corp.(a)	1,758	$93,983
AeroVironment, Inc.(a)(b)	1,383	209,552
Archer Aviation, Inc., Class A(a)	21,938	182,744
ATI, Inc.(a)	6,987	379,953
BWX Technologies, Inc.	4,547	496,169
Cadre Holdings, Inc.	1,101	32,094
Ducommun, Inc.(a)	660	37,831
Hexcel Corp.	4,122	199,793
Huntington Ingalls Industries, Inc.	1,969	453,540
Kratos Defense & Security Solutions, Inc.(a)(b)	7,305	246,799
Leonardo DRS, Inc.	3,635	134,350
Loar Holdings, Inc.(a)(b)	638	60,342
Mercury Systems, Inc.(a)	2,677	133,850
Moog, Inc., Class A	1,425	238,331
Rocket Lab U.S.A., Inc., Class A(a)(b)	13,360	291,114
Spirit AeroSystems Holdings, Inc., Class A(a)	5,700	205,200
Standardaero, Inc.(a)	3,816	103,108
Triumph Group, Inc.(a)	3,774	95,860
V2X, Inc.(a)	621	30,901
Woodward, Inc.	2,820	528,947

		4,154,461

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	5,771	514,889
Forward Air Corp.(a)	1,290	18,989
GXO Logistics, Inc.(a)(b)	5,899	213,780
Hub Group, Inc., Class A	3,089	97,581

		845,239

Automobile Components — 1.2%
Adient PLC(a)	4,401	55,673
American Axle & Manufacturing Holdings, Inc.(a)(b)	5,982	22,851
Autoliv, Inc.	3,449	321,550
BorgWarner, Inc.	11,302	320,751
Dana, Inc.	6,482	89,063
Dorman Products, Inc.(a)	1,292	146,384
Fox Factory Holding Corp.(a)	2,024	41,107
Garrett Motion, Inc.	4,892	45,104
Gentex Corp.	11,521	250,927
Gentherm, Inc.(a)	1,536	39,951
Goodyear Tire & Rubber Co. (The)(a)	14,063	153,005
LCI Industries	1,258	96,967
Lear Corp.	2,837	243,273
Mobileye Global, Inc., Class A(a)(b)	4,277	62,359
Modine Manufacturing Co.(a)(b)	2,457	200,590
Patrick Industries, Inc.	1,641	126,324
Phinia, Inc.	2,081	83,552
QuantumScape Corp., Class A(a)(b)	17,885	69,930
Standard Motor Products, Inc.	983	26,639
Visteon Corp.(a)	1,382	109,441
XPEL, Inc.(a)	1,070	30,645

		2,536,086

Automobiles — 0.5%
Harley-Davidson, Inc.	5,591	125,350
Lucid Group, Inc.(a)(b)	60,833	152,691
Rivian Automotive, Inc., Class A(a)(b)	42,444	579,785
Thor Industries, Inc.	2,552	184,816
Winnebago Industries, Inc.	1,409	44,834

		1,087,476

Banks — 7.6%
1st Source Corp.	962	57,672

Security	Shares	Value

Banks (continued)
Amalgamated Financial Corp.	854	$24,049
Amerant Bancorp, Inc., Class A	1,665	28,039
Ameris Bancorp	3,291	192,853
Associated Banc-Corp.	8,266	182,348
Atlantic Union Bankshares Corp.	6,273	173,762
Axos Financial, Inc.(a)	2,650	168,222
Banc of California, Inc.	7,061	95,182
BancFirst Corp.	1,051	123,829
Bancorp, Inc. (The)(a)	2,279	110,098
Bank First Corp.	472	51,533
Bank of Hawaii Corp.	1,969	130,171
Bank OZK	5,384	229,358
BankUnited, Inc.	3,666	119,915
Banner Corp.	1,648	100,759
Berkshire Hills Bancorp, Inc.	2,103	52,217
BOK Financial Corp.	1,188	110,686
Brookline Bancorp, Inc.	4,358	45,498
Burke & Herbert Financial Services Corp.	672	37,572
Business First Bancshares, Inc.	1,451	33,446
Byline Bancorp, Inc.	1,503	38,387
Cadence Bank	8,475	247,978
Capitol Federal Financial, Inc.	5,976	33,884
Cathay General Bancorp	3,382	140,996
Central Pacific Financial Corp.	904	23,224
City Holding Co.	743	86,091
Coastal Financial Corp.(a)	622	51,097
Columbia Banking System, Inc.	10,277	230,410
Columbia Financial, Inc.(a)	1,408	18,966
Comerica, Inc.	6,602	354,857
Commerce Bancshares, Inc.	6,681	405,804
Community Financial System, Inc.	2,624	143,244
Community Trust Bancorp, Inc.	824	40,343
ConnectOne Bancorp, Inc.	1,849	41,658
Cullen/Frost Bankers, Inc.	3,001	349,526
Customers Bancorp, Inc.(a)	1,458	72,900
CVB Financial Corp.	6,502	120,547
Dime Community Bancshares, Inc.	2,108	54,155
Eagle Bancorp, Inc.	1,410	25,310
Eastern Bankshares, Inc.	9,923	148,051
Enterprise Financial Services Corp.	1,953	101,595
Equity Bancshares, Inc., Class A	778	29,945
FB Financial Corp.	1,876	79,843
First Bancorp	2,002	81,001
First Bancorp	7,899	155,136
First Busey Corp.	4,456	92,640
First Commonwealth Financial Corp.	4,959	75,972
First Community Bankshares, Inc.	822	30,973
First Financial Bancorp	4,639	107,393
First Financial Bankshares, Inc.	7,072	236,983
First Hawaiian, Inc.	6,454	147,538
First Horizon Corp.	26,016	470,369
First Interstate BancSystem, Inc., Class A	4,745	124,295
First Merchants Corp.	2,953	105,245
First Mid Bancshares, Inc.	1,145	38,277
Five Star Bancorp	790	21,867
Flagstar Financial, Inc.(b)	15,244	178,507
FNB Corp.	17,986	235,437
Fulton Financial Corp.	8,329	138,928
German American Bancorp, Inc.	1,516	57,472
Glacier Bancorp, Inc.	5,633	229,601
Great Southern Bancorp, Inc.	465	25,575
Hancock Whitney Corp.	4,307	224,352

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Heritage Commerce Corp.	3,290	$29,742
Heritage Financial Corp.	1,661	37,904
Hilltop Holdings, Inc.	2,342	69,159
Home BancShares, Inc.	9,783	271,478
Hope Bancorp, Inc.	5,852	58,344
Horizon Bancorp, Inc.	2,338	34,322
Independent Bank Corp.	2,109	124,621
Independent Bank Corp.	998	30,399
International Bancshares Corp.	2,719	165,968
Lakeland Financial Corp.	1,214	67,583
Live Oak Bancshares, Inc.	1,681	43,941
Mercantile Bank Corp.	834	35,287
Metrocity Bankshares, Inc.	1,085	29,913
Metropolitan Bank Holding Corp.(a)(b)	515	31,894
MidWestOne Financial Group, Inc.	839	23,274
National Bank Holdings Corp., Class A	1,875	67,800
NB Bancorp, Inc.(a)	1,952	33,477
NBT Bancorp, Inc.	2,331	98,695
Nicolet Bankshares, Inc.	713	83,286
Northeast Bank	436	36,110
Northwest Bancshares, Inc.	5,920	73,112
OceanFirst Financial Corp.	3,085	51,088
OFG Bancorp	2,234	87,908
Old National Bancorp	15,841	326,166
Old Second Bancorp, Inc.	2,466	38,938
Origin Bancorp, Inc.	1,488	47,676
Orrstown Financial Services, Inc.	979	29,341
Pacific Premier Bancorp, Inc.	4,772	97,062
Park National Corp.	725	108,823
Pathward Financial, Inc.	1,209	95,958
Peoples Bancorp, Inc.	1,905	55,264
Pinnacle Financial Partners, Inc.	3,840	384,922
Popular, Inc.	3,529	336,737
Prosperity Bancshares, Inc.	4,785	324,901
Provident Financial Services, Inc.	5,901	96,599
QCR Holdings, Inc.	846	54,948
Renasant Corp.	4,488	143,930
Republic Bancorp, Inc., Class A	512	34,739
S&T Bancorp, Inc.	1,902	69,309
Seacoast Banking Corp. of Florida	4,192	99,392
ServisFirst Bancshares, Inc.	2,667	189,944
Simmons First National Corp., Class A	6,069	113,248
Southside Bancshares, Inc.	1,489	41,975
SouthState Corp.	4,866	422,271
Stellar Bancorp, Inc.	2,655	66,269
Stock Yards Bancorp, Inc.	1,370	99,722
Synovus Financial Corp.	7,371	319,312
Texas Capital Bancshares, Inc.(a)	2,366	161,243
Tompkins Financial Corp.	699	41,660
Towne Bank	3,610	118,949
TriCo Bancshares	1,707	65,856
Triumph Financial, Inc.(a)(b)	1,176	62,822
TrustCo Bank Corp.	906	27,588
Trustmark Corp.	2,755	92,430
UMB Financial Corp.	3,457	326,928
United Bankshares, Inc.	6,974	239,138
United Community Banks, Inc.	5,915	163,313
Univest Financial Corp.	1,568	46,319
Valley National Bancorp	23,428	201,481
Veritex Holdings, Inc.	2,566	59,736
WaFd, Inc.	3,861	110,154
Webster Financial Corp.	8,581	405,881

Security	Shares	Value

Banks (continued)
WesBanco, Inc.	4,692	$139,728
Westamerica BanCorp.	1,247	60,392
Western Alliance Bancorp	5,455	380,268
Wintrust Financial Corp.	3,260	362,414
WSFS Financial Corp.	2,874	148,155
Zions Bancorp N.A.	7,353	330,664

		16,411,451

Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A(a)	471	115,772
Celsius Holdings, Inc.(a)	7,908	276,464
Coca-Cola Consolidated, Inc.	261	353,866
MGP Ingredients, Inc.	713	21,012
Molson Coors Beverage Co., Class B	8,699	500,454
National Beverage Corp.	1,196	53,102
Primo Brands Corp., Class A	7,844	256,264
Vita Coco Co., Inc. (The)(a)	1,885	62,299

		1,639,233

Biotechnology — 4.6%
89bio, Inc.(a)	5,159	41,375
ACADIA Pharmaceuticals, Inc.(a)	6,019	87,877
ADMA Biologics, Inc.(a)(b)	11,488	273,414
Agios Pharmaceuticals, Inc.(a)	2,818	83,666
Akero Therapeutics, Inc.(a)	3,057	139,430
Alkermes PLC(a)(b)	8,428	242,474
Amicus Therapeutics, Inc.(a)	13,093	100,554
AnaptysBio, Inc.(a)(b)	712	15,821
Annexon, Inc.(a)	3,297	6,132
Apellis Pharmaceuticals, Inc.(a)	4,029	77,397
Apogee Therapeutics, Inc.(a)	1,101	43,214
Applied Therapeutics, Inc.(a)(b)	5,088	2,082
Arbutus Biopharma Corp.(a)	6,852	24,325
Arcellx, Inc.(a)	1,947	126,458
Arcus Biosciences, Inc.(a)	3,206	28,053
Arcutis Biotherapeutics, Inc.(a)	5,067	75,549
Ardelyx, Inc.(a)	10,919	60,109
ArriVent Biopharma, Inc.(a)(b)	480	10,205
Arrowhead Pharmaceuticals, Inc.(a)	5,849	81,243
ARS Pharmaceuticals, Inc.(a)	1,841	25,719
Astria Therapeutics, Inc.(a)	1,651	8,519
Aurinia Pharmaceuticals, Inc.(a)	6,814	56,147
Avidity Biosciences, Inc.(a)	4,477	146,174
Beam Therapeutics, Inc.(a)	4,406	87,812
Bicara Therapeutics, Inc.(a)(b)	1,375	19,759
BioCryst Pharmaceuticals, Inc.(a)	10,198	90,252
Biohaven Ltd.(a)	4,392	97,151
Blueprint Medicines Corp.(a)	3,090	276,555
Bridgebio Pharma, Inc.(a)(b)	5,921	227,130
Capricor Therapeutics, Inc.(a)(b)	1,952	24,790
CareDx, Inc.(a)	2,524	42,605
Cargo Therapeutics, Inc.(a)	1,171	5,351
Catalyst Pharmaceuticals, Inc.(a)	5,080	123,393
Celldex Therapeutics, Inc.(a)	2,845	59,261
CG oncology, Inc.(a)	1,546	41,649
Cogent Biosciences, Inc.(a)(b)	3,883	20,230
Crinetics Pharmaceuticals, Inc.(a)(b)	4,311	143,944
CRISPR Therapeutics AG(a)(b)	4,249	164,309
Cullinan Therapeutics, Inc.(a)	1,976	16,361
Cytokinetics, Inc.(a)	5,765	246,973
Day One Biopharmaceuticals, Inc.(a)	3,367	26,195
Denali Therapeutics, Inc.(a)	6,051	100,749
Dianthus Therapeutics, Inc.(a)(b)	662	14,465
Disc Medicine, Inc.(a)(b)	923	45,615

10	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Dynavax Technologies Corp.(a)	6,535	$76,786
Dyne Therapeutics, Inc.(a)(b)	3,421	40,334
Erasca, Inc.(a)	9,358	13,663
Exelixis, Inc.(a)	14,380	562,977
Geron Corp.(a)	24,360	34,348
Gyre Therapeutics, Inc.(a)(b)	704	6,871
Halozyme Therapeutics, Inc.(a)	6,308	387,437
Humacyte, Inc.(a)	4,475	6,489
Ideaya Biosciences, Inc.(a)	4,193	84,405
ImmunityBio, Inc.(a)(b)	3,819	9,586
Immunome, Inc.(a)	3,293	28,945
Immunovant, Inc.(a)	3,164	51,099
Insmed, Inc.(a)	8,795	633,240
Intellia Therapeutics, Inc.(a)	4,594	40,749
Ionis Pharmaceuticals, Inc.(a)	7,298	224,122
Iovance Biotherapeutics, Inc.(a)(b)	10,944	39,289
Ironwood Pharmaceuticals, Inc., Class A(a)	7,119	6,637
Janux Therapeutics, Inc.(a)	1,054	34,993
Keros Therapeutics, Inc.(a)	1,375	19,855
Kiniksa Pharmaceuticals International PLC(a)	1,656	44,662
Krystal Biotech, Inc.(a)	1,253	212,860
Kura Oncology, Inc.(a)(b)	2,682	17,594
Kymera Therapeutics, Inc.(a)(b)	2,172	74,434
Lexicon Pharmaceuticals, Inc.(a)(b)	8,315	6,077
Madrigal Pharmaceuticals, Inc.(a)(b)	788	263,121
MannKind Corp.(a)	14,487	73,015
MiMedx Group, Inc.(a)	5,835	40,145
Mineralys Therapeutics, Inc.(a)(b)	1,673	23,773
Mirum Pharmaceuticals, Inc.(a)	1,695	73,648
Myriad Genetics, Inc.(a)	4,318	31,996
Novavax, Inc.(a)(b)	7,278	48,544
Nurix Therapeutics, Inc.(a)(b)	2,801	32,296
Nuvalent, Inc., Class A(a)	1,777	136,385
Olema Pharmaceuticals, Inc.(a)	1,307	6,744
ORIC Pharmaceuticals, Inc.(a)(b)	1,833	10,466
Oruka Therapeutics, Inc.(b)	1,246	13,008
Perspective Therapeutics, Inc.(a)(b)	2,422	5,934
Praxis Precision Medicines, Inc.(a)(b)	694	26,122
Protagonist Therapeutics, Inc.(a)	2,742	125,638
Prothena Corp. PLC(a)(b)	1,805	16,606
PTC Therapeutics, Inc.(a)	3,829	190,837
Recursion Pharmaceuticals, Inc., Class A(a)(b)	15,906	88,915
Relay Therapeutics, Inc.(a)	6,182	20,586
Revolution Medicines, Inc.(a)	7,743	312,662
Rhythm Pharmaceuticals, Inc.(a)	2,532	165,061
Rocket Pharmaceuticals, Inc.(a)	4,149	31,657
Roivant Sciences Ltd.(a)	21,415	248,842
Sana Biotechnology, Inc.(a)(b)	6,117	11,622
Savara, Inc.(a)	5,692	18,214
Scholar Rock Holding Corp.(a)	3,290	108,274
Soleno Therapeutics, Inc.(a)	1,261	94,398
SpringWorks Therapeutics, Inc.(a)	2,729	126,353
Spyre Therapeutics, Inc.(a)(b)	1,877	28,587
Stoke Therapeutics, Inc.(a)(b)	1,959	19,120
Syndax Pharmaceuticals, Inc.(a)	4,124	58,355
Tectonic Therapeutic, Inc.(a)(b)	266	5,549
TG Therapeutics, Inc.(a)(b)	7,067	321,619
Tourmaline Bio, Inc.(a)	876	15,076
Twist Bioscience Corp.(a)	2,686	102,928
Tyra Biosciences, Inc.(a)(b)	763	7,859
Ultragenyx Pharmaceutical, Inc.(a)	4,156	162,001
Upstream Bio, Inc.(a)(b)	832	7,704

Security	Shares	Value

Biotechnology (continued)
Vera Therapeutics, Inc., Class A(a)	2,359	$55,130
Veracyte, Inc.(a)	3,762	114,741
Vericel Corp.(a)	2,413	91,742
Viking Therapeutics, Inc.(a)(b)	5,132	148,161
Vir Biotechnology, Inc.(a)	4,695	28,733
Viridian Therapeutics, Inc.(a)(b)	3,087	41,829
Xencor, Inc.(a)	3,112	34,294
Y-mAbs Therapeutics, Inc.(a)	1,398	5,942
Zenas Biopharma, Inc.(a)(b)	656	7,596
Zymeworks, Inc.(a)(b)	2,111	27,464

		9,917,230

Broadline Retail — 0.5%
Dillard’s, Inc., Class A(b)	210	72,799
Etsy, Inc.(a)	5,802	252,271
Kohl’s Corp.	5,639	37,781
Macy’s, Inc.	13,717	156,648
Nordstrom, Inc.	5,330	128,666
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	3,067	325,439
Savers Value Village, Inc.(a)(b)	1,362	13,062

		986,666

Building Products — 1.9%
A. O. Smith Corp.	5,984	406,074
AAON, Inc.	3,373	307,854
American Woodmark Corp.(a)(b)	775	45,725
Apogee Enterprises, Inc.	1,080	42,844
Armstrong World Industries, Inc.	2,180	316,143
AZEK Co., Inc. (The), Class A(a)	7,222	357,922
AZZ, Inc.	1,437	124,674
CSW Industrials, Inc.(b)	818	255,609
Fortune Brands Innovations, Inc.	6,240	335,837
Gibraltar Industries, Inc.(a)	1,526	80,802
Griffon Corp.	1,872	127,502
Hayward Holdings, Inc.(a)(b)	7,079	94,363
Janus International Group, Inc.(a)(b)	5,740	39,491
JELD-WEN Holding, Inc.(a)	4,100	22,632
Masterbrand, Inc.(a)	6,381	77,529
Quanex Building Products Corp.	2,144	35,247
Resideo Technologies, Inc.(a)	7,210	120,984
Simpson Manufacturing Co., Inc.	2,113	324,747
Tecnoglass, Inc.	1,143	81,462
Trex Co., Inc.(a)(b)	5,378	310,956
UFP Industries, Inc.	3,053	301,789
Zurn Elkay Water Solutions Corp.	7,236	245,734

		4,055,920

Capital Markets — 2.8%
Acadian Asset Management, Inc.	1,451	39,090
Affiliated Managers Group, Inc.	1,495	247,617
Artisan Partners Asset Management, Inc., Class A	3,466	128,173
BGC Group, Inc., Class A	17,249	156,276
Cohen & Steers, Inc.	1,305	99,598
DigitalBridge Group, Inc., Class A(b)	7,828	65,755
Donnelley Financial Solutions, Inc.(a)(b)	1,284	61,889
Evercore, Inc., Class A	1,797	368,906
Federated Hermes, Inc., Class B	4,237	172,065
Franklin Resources, Inc.	14,240	267,142
Freedom Holding Corp.(a)(b)	859	122,691
Hamilton Lane, Inc., Class A	1,939	299,556
Houlihan Lokey, Inc., Class A	2,599	421,246
Invesco Ltd.	16,192	225,555
Janus Henderson Group PLC	6,518	216,463
Kayne Anderson BDC, Inc.(b)	2,083	33,057

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
Lazard, Inc.	4,499	$175,011
MarketAxess Holdings, Inc.	1,875	415,481
Moelis & Co., Class A	3,305	177,082
Open Lending Corp.(a)	5,032	6,240
P10, Inc., Class A	2,759	30,542
Perella Weinberg Partners, Class A	2,742	47,080
Piper Sandler Cos	769	185,421
PJT Partners, Inc., Class A	1,151	163,108
SEI Investments Co.	5,590	437,641
StepStone Group, Inc., Class A	3,306	165,333
Stifel Financial Corp.	5,037	431,620
StoneX Group, Inc.(a)	2,059	182,355
TPG, Inc., Class A	4,355	202,290
Victory Capital Holdings, Inc., Class A	2,109	120,825
Virtu Financial, Inc., Class A	4,232	165,683
Virtus Investment Partners, Inc.	358	54,985
WisdomTree, Inc.	5,772	50,216

		5,935,992

Chemicals — 1.8%
AdvanSix, Inc.	1,417	30,352
Ashland, Inc.	2,326	126,511
Aspen Aerogels, Inc.(a)	2,871	15,503
Avient Corp.	4,599	153,193
Axalta Coating Systems Ltd.(a)	10,258	333,385
Balchem Corp.	1,596	249,854
Cabot Corp.	2,751	216,063
Chemours Co. (The)	7,386	91,439
Ecovyst, Inc.(a)(b)	5,348	31,981
Element Solutions, Inc.	11,319	231,021
FMC Corp.	6,173	258,772
Hawkins, Inc.	983	119,710
HB Fuller Co.	2,681	144,881
Huntsman Corp.	8,273	110,114
Ingevity Corp.(a)	1,702	56,132
Innospec, Inc.	1,238	110,776
Koppers Holdings, Inc.	1,039	26,037
Kronos Worldwide, Inc.	1,104	8,512
Mativ Holdings, Inc.	2,560	13,082
Minerals Technologies, Inc.	1,614	83,266
Mosaic Co. (The)	15,967	485,397
NewMarket Corp.	357	219,662
Olin Corp.	5,967	129,007
Orion SA	2,727	32,833
Perimeter Solutions, Inc.(a)	6,299	63,809
PureCycle Technologies, Inc.(a)(b)	6,043	40,548
Quaker Chemical Corp.	703	74,476
Scotts Miracle-Gro Co. (The)	2,114	106,503
Sensient Technologies Corp.	2,077	195,134
Stepan Co.	1,064	53,796
Tronox Holdings PLC	5,781	31,275

		3,843,024

Commercial Services & Supplies — 1.2%
ABM Industries, Inc.	3,154	153,726
ACV Auctions, Inc., Class A(a)	8,232	120,928
Brady Corp., Class A, NVS	2,181	153,303
BrightView Holdings, Inc.(a)(b)	2,156	29,580
Brink’s Co. (The)	2,194	195,793
Casella Waste Systems, Inc., Class A(a)(b)	3,031	355,991
CECO Environmental Corp.(a)	1,479	35,186
Cimpress PLC(a)(b)	791	33,238
CoreCivic, Inc.(a)	5,512	124,792
Deluxe Corp.	1,994	29,112

Security	Shares	Value

Commercial Services & Supplies (continued)
Driven Brands Holdings, Inc.(a)	3,106	$51,311
Enviri Corp.(a)	3,972	27,288
GEO Group, Inc. (The)(a)	6,533	204,352
Healthcare Services Group, Inc.(a)	3,606	51,241
HNI Corp.	2,379	100,632
Interface, Inc., Class A	2,937	55,216
Liquidity Services, Inc.(a)	1,164	36,992
Matthews International Corp., Class A	1,474	30,143
MillerKnoll, Inc.	3,486	57,170
Montrose Environmental Group, Inc.(a)(b)	1,664	24,344
MSA Safety, Inc.	1,843	290,125
OPENLANE, Inc.(a)	5,371	99,417
Pitney Bowes, Inc.	1,953	16,952
Pursuit Attractions and Hospitality, Inc.(a)	994	29,114
Steelcase, Inc., Class A	4,527	44,908
UniFirst Corp.	731	130,462
Vestis Corp.	6,490	56,852
VSE Corp.(b)	918	105,129

		2,643,297

Communications Equipment — 0.6%
Applied Optoelectronics, Inc.(a)	2,291	29,302
Calix, Inc.(a)	2,959	121,053
Ciena Corp.(a)	7,138	479,388
CommScope Holding Co., Inc.(a)	10,427	38,997
Digi International, Inc.(a)	1,762	47,926
Extreme Networks, Inc.(a)	6,481	85,290
Harmonic, Inc.(a)	5,308	47,666
Lumentum Holdings, Inc.(a)	3,319	195,954
NETGEAR, Inc.(a)	1,479	35,673
NetScout Systems, Inc.(a)	3,399	71,447
Ribbon Communications, Inc.(a)	4,274	13,720
Viasat, Inc.(a)	4,022	37,284
Viavi Solutions, Inc.(a)	11,075	117,173

		1,320,873

Construction & Engineering — 1.5%
Ameresco, Inc., Class A(a)	1,547	16,445
API Group Corp.(a)	9,263	350,419
Arcosa, Inc.	2,399	192,088
Argan, Inc.	637	97,544
Centuri Holdings, Inc.(a)(b)	705	12,662
Construction Partners, Inc., Class A(a)(b)	2,318	190,401
Dycom Industries, Inc.(a)	1,457	244,120
Fluor Corp.(a)	8,438	294,402
Granite Construction, Inc.	2,185	177,619
Great Lakes Dredge & Dock Corp.(a)	2,944	26,761
IES Holdings, Inc.(a)(b)	443	87,129
Limbach Holdings, Inc.(a)	518	49,593
MasTec, Inc.(a)	3,042	387,307
MYR Group, Inc.(a)	829	101,403
Primoris Services Corp.	2,687	161,139
Sterling Infrastructure, Inc.(a)	1,552	231,915
Tutor Perini Corp.(a)	2,214	47,512
Valmont Industries, Inc.	984	288,529
WillScot Holdings Corp., Class A	9,482	238,188

		3,195,176

Construction Materials — 0.3%
Eagle Materials, Inc.	1,688	382,146
Knife River Corp.(a)(b)	2,526	235,878
United States Lime & Minerals, Inc.	529	49,467

		667,491

12	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance — 1.4%
Ally Financial, Inc.	13,453	$439,375
Bread Financial Holdings, Inc.	2,289	108,613
Credit Acceptance Corp.(a)	293	142,814
Encore Capital Group, Inc.(a)(b)	1,145	39,388
Enova International, Inc.(a)	1,285	117,950
EZCORP, Inc., Class A, NVS(a)(b)	2,678	43,839
FirstCash Holdings, Inc.	1,972	264,169
LendingClub Corp.(a)	5,591	54,624
LendingTree, Inc.(a)	570	29,406
Navient Corp.	3,704	45,855
Nelnet, Inc., Class A	697	73,945
NerdWallet, Inc., Class A(a)	1,888	16,916
OneMain Holdings, Inc.	5,628	264,910
PRA Group, Inc.(a)	1,906	34,880
PROG Holdings, Inc.	2,165	57,069
SLM Corp.	10,883	314,628
SoFi Technologies, Inc.(a)	53,539	669,773
Upstart Holdings, Inc.(a)	3,776	180,493
World Acceptance Corp.(a)	196	25,308

		2,923,955

Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A	19,445	427,401
Andersons, Inc. (The)	1,617	60,977
BJ’s Wholesale Club Holdings, Inc.(a)	6,095	716,528
Chefs’ Warehouse, Inc. (The)(a)	1,761	100,324
Grocery Outlet Holding Corp.(a)	4,842	81,297
Ingles Markets, Inc., Class A	714	44,047
Maplebear, Inc.(a)	7,251	289,242
Natural Grocers by Vitamin Cottage, Inc.	369	18,509
PriceSmart, Inc.	1,280	129,907
SpartanNash Co.	1,676	33,252
United Natural Foods, Inc.(a)	2,963	79,142
Walgreens Boots Alliance, Inc.	35,575	390,258
Weis Markets, Inc.	802	68,964

		2,439,848

Containers & Packaging — 1.1%
AptarGroup, Inc.	3,255	488,087
Crown Holdings, Inc.	5,993	577,306
Graphic Packaging Holding Co.	15,149	383,421
Greif, Inc., Class A, NVS	1,355	71,110
O-I Glass, Inc.(a)	7,725	97,799
Sealed Air Corp.	6,744	185,865
Silgan Holdings, Inc.	4,096	211,558
Sonoco Products Co.	4,835	198,235
TriMas Corp.	1,972	47,427

		2,260,808

Distributors — 0.3%
A-Mark Precious Metals, Inc.	823	20,048
GigaCloud Technology, Inc., Class A(a)(b)	1,138	14,271
LKQ Corp.	13,262	506,741

		541,060

Diversified Consumer Services — 1.5%
ADT, Inc.	14,954	119,931
Adtalem Global Education, Inc.(a)	1,844	195,833
Bright Horizons Family Solutions, Inc.(a)	2,847	357,071
Coursera, Inc.(a)	5,382	45,316
Duolingo, Inc., Class A(a)(b)	1,818	708,075
Frontdoor, Inc.(a)	3,874	159,260
Graham Holdings Co., Class B	171	157,329
Grand Canyon Education, Inc.(a)	1,386	247,221
H&R Block, Inc.	6,898	416,432

Security	Shares	Value

Diversified Consumer Services (continued)
KinderCare Learning Cos., Inc.(a)(b)	1,322	$16,208
Laureate Education, Inc., Class A(a)	6,622	132,903
Mister Car Wash, Inc.(a)	4,786	32,832
OneSpaWorld Holdings Ltd.	4,786	79,926
Perdoceo Education Corp.	2,997	75,285
Strategic Education, Inc.	1,110	90,554
Stride, Inc.(a)	2,091	297,445
Udemy, Inc.(a)	4,681	32,158
Universal Technical Institute, Inc.(a)(b)	2,022	56,737

		3,220,516

Diversified REITs — 0.3%
Alexander & Baldwin, Inc.	3,576	61,436
American Assets Trust, Inc.	2,354	44,090
Armada Hoffler Properties, Inc.	3,941	26,681
Broadstone Net Lease, Inc.	8,625	139,553
Essential Properties Realty Trust, Inc.	9,295	299,020
Gladstone Commercial Corp.	1,919	27,115
Global Net Lease, Inc.	9,902	74,760

		672,655

Diversified Telecommunication Services — 0.6%
Anterix, Inc.(a)	609	18,179
AST SpaceMobile, Inc., Class A(a)(b)	9,016	209,261
Cogent Communications Holdings, Inc.	2,162	117,505
Frontier Communications Parent, Inc.(a)	9,018	326,902
Globalstar, Inc.(a)	2,593	49,837
IDT Corp., Class B	1,008	50,652
Iridium Communications, Inc.	5,135	123,908
Liberty Global Ltd., Class A(a)	8,344	91,367
Liberty Global Ltd., Class C, NVS(a)	7,497	85,016
Liberty Latin America Ltd., Class A(a)	1,595	8,645
Liberty Latin America Ltd., Class C, NVS(a)	5,500	30,250
Lumen Technologies, Inc.(a)	49,413	174,922

		1,286,444

Electric Utilities — 1.1%
ALLETE, Inc.	2,851	186,712
Hawaiian Electric Industries, Inc.(a)	8,599	90,289
IDACORP, Inc.	2,637	311,403
MGE Energy, Inc.	1,797	162,485
OGE Energy Corp.	9,981	452,938
Oklo, Inc., Class A(a)(b)	4,394	104,314
Otter Tail Corp.	2,050	162,729
Pinnacle West Capital Corp.	5,637	536,530
Portland General Electric Co.	5,088	214,306
TXNM Energy, Inc.	4,488	238,762

		2,460,468

Electrical Equipment — 1.0%
Acuity, Inc.	1,530	372,723
American Superconductor Corp.(a)(b)	1,861	36,941
Array Technologies, Inc.(a)(b)	6,951	33,226
Atkore, Inc.	1,697	108,387
Bloom Energy Corp., Class A(a)(b)	10,021	183,585
EnerSys	2,016	174,586
Enovix Corp.(a)(b)	8,052	53,948
Eos Energy Enterprises, Inc., Class A(a)(b)	10,396	54,267
Fluence Energy, Inc., Class A(a)(b)	2,951	12,070
Generac Holdings, Inc.(a)	2,995	342,568
NANO Nuclear Energy, Inc.(a)(b)	1,274	28,983
NEXTracker, Inc., Class A(a)	6,315	256,452
NuScale Power Corp., Class A(a)(b)	5,398	89,445
Plug Power, Inc.(a)(b)	39,922	34,836
Powell Industries, Inc.	476	87,160

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Preformed Line Products Co.	126	$17,309
Sensata Technologies Holding PLC	7,554	161,656
Shoals Technologies Group, Inc., Class A(a)	8,202	29,609
Sunrun, Inc.(a)(b)	11,063	76,224
Thermon Group Holdings, Inc.(a)(b)	1,604	42,073
Vicor Corp.(a)	1,160	46,290

		2,242,338

Electronic Equipment, Instruments & Components — 2.3%
Advanced Energy Industries, Inc.	1,856	180,793
Arlo Technologies, Inc.(a)	4,588	45,100
Arrow Electronics, Inc.(a)	2,640	293,990
Avnet, Inc.	4,540	213,335
Badger Meter, Inc.	1,451	320,410
Bel Fuse, Inc., Class A	62	3,807
Bel Fuse, Inc., Class B, NVS	516	33,937
Belden, Inc.	2,035	209,829
Benchmark Electronics, Inc.	1,829	59,497
Cognex Corp.	8,118	221,621
Crane NXT Co.	2,844	133,440
CTS Corp.	1,503	57,234
ePlus, Inc.(a)	1,319	82,253
Fabrinet(a)	1,803	369,723
Insight Enterprises, Inc.(a)	1,390	192,209
IPG Photonics Corp.(a)(b)	1,279	76,599
Itron, Inc.(a)	2,264	251,961
Knowles Corp.(a)	4,670	73,506
Littelfuse, Inc.	1,234	224,971
Mirion Technologies, Inc., Class A(a)	10,385	163,875
Napco Security Technologies, Inc.	1,699	38,822
nLight, Inc.(a)	2,173	16,754
Novanta, Inc.(a)	1,773	210,739
OSI Systems, Inc.(a)(b)	828	169,525
PAR Technology Corp.(a)(b)	1,789	104,478
PC Connection, Inc.	657	40,760
Plexus Corp.(a)	1,356	166,015
Powerfleet, Inc.(a)	6,141	30,951
Rogers Corp.(a)	833	51,488
Sanmina Corp.(a)	2,773	212,939
ScanSource, Inc.(a)	1,340	44,207
TD SYNNEX Corp.	2,484	275,227
TTM Technologies, Inc.(a)	5,074	101,581
Vishay Intertechnology, Inc.	5,725	74,368
Vontier Corp.	7,682	244,364

		4,990,308

Energy Equipment & Services — 0.9%
Archrock, Inc.	7,833	184,311
Atlas Energy Solutions, Inc.	3,857	52,185
Bristow Group, Inc.(a)	986	28,634
Cactus, Inc., Class A	3,265	123,874
ChampionX Corp.	9,371	226,122
Core Laboratories, Inc.	2,268	25,787
Helix Energy Solutions Group, Inc.(a)	7,326	44,615
Helmerich & Payne, Inc.	4,870	91,994
Innovex International, Inc.(a)(b)	1,662	25,096
Kodiak Gas Services, Inc.	1,215	41,322
Liberty Energy, Inc., Class A	7,947	91,391
Nabors Industries Ltd.(a)(b)	457	12,266
NOV, Inc.	19,664	228,299
Oceaneering International, Inc.(a)	5,048	89,602
Patterson-UTI Energy, Inc.	18,536	104,543
ProFrac Holding Corp., Class A(a)(b)	1,061	4,403
ProPetro Holding Corp.(a)	3,806	18,954

Security	Shares	Value

Energy Equipment & Services (continued)
RPC, Inc.	4,939	$23,362
Select Water Solutions, Inc., Class A	4,509	38,417
Tidewater, Inc.(a)(b)	2,421	87,616
Transocean Ltd.(a)(b)	38,925	82,910
Valaris Ltd.(a)	3,154	101,906
Weatherford International PLC	3,631	150,323

		1,877,932

Entertainment — 1.0%
AMC Entertainment Holdings, Inc., Class A(a)(b)	17,597	46,984
Atlanta Braves Holdings, Inc., Class A(a)(b)	545	23,680
Atlanta Braves Holdings, Inc., Class C, NVS(a)(b)	2,303	91,798
Cinemark Holdings, Inc.	5,472	163,667
IMAX Corp.(a)	2,163	52,626
Liberty Media Corp. - Liberty Live, Class A(a)	990	69,280
Liberty Media Corp. - Liberty Live, Class C, NVS(a)	2,311	165,260
Lions Gate Entertainment Corp., Class A(a)(b)	2,408	21,383
Lions Gate Entertainment Corp., Class B, NVS(a)	6,223	49,660
Lionsgate Studios Corp.(a)(b)	1,726	12,617
Madison Square Garden Entertainment Corp., Class A(a)(b)	1,958	63,517
Madison Square Garden Sports Corp., Class A(a)	838	161,374
Playtika Holding Corp.	3,560	18,761
Roku, Inc., Class A(a)	5,955	406,012
Sphere Entertainment Co., Class A(a)(b)	1,351	36,815
TKO Group Holdings, Inc., Class A	3,507	571,325
Warner Music Group Corp., Class A	6,633	201,975

		2,156,734

Financial Services — 2.3%
Affirm Holdings, Inc., Class A(a)	11,350	564,776
AvidXchange Holdings, Inc.(a)	8,977	72,983
Cannae Holdings, Inc.	2,906	51,465
Cantaloupe, Inc.(a)	2,772	22,176
Compass Diversified Holdings	3,111	53,478
Enact Holdings, Inc.	1,592	56,978
Essent Group Ltd.	5,276	300,363
Euronet Worldwide, Inc.(a)	2,154	213,461
EVERTEC, Inc.	3,006	102,024
Federal Agricultural Mortgage Corp., Class C, NVS	471	82,580
Flywire Corp.(a)	4,714	44,359
HA Sustainable Infrastructure Capital, Inc.	5,524	137,990
Jackson Financial, Inc., Class A	2,981	232,250
Marqeta, Inc., Class A(a)	20,327	84,967
Merchants Bancorp	1,031	31,012
MGIC Investment Corp.	13,274	330,655
Mr. Cooper Group, Inc.(a)	3,031	360,719
NCR Atleos Corp.(a)	3,620	101,070
NMI Holdings, Inc., Class A(a)	3,867	139,869
Payoneer Global, Inc.(a)	11,687	82,160
PennyMac Financial Services, Inc., Class A	1,387	135,149
Radian Group, Inc.	7,617	243,287
Remitly Global, Inc.(a)	7,165	144,876
Repay Holdings Corp., Class A(a)(b)	4,241	16,964
Rocket Cos., Inc., Class A(b)	6,492	83,812
Sezzle, Inc.(a)	840	43,638
Shift4 Payments, Inc., Class A(a)(b)	3,167	259,061
TFS Financial Corp.	2,640	34,214
UWM Holdings Corp., Class A	6,668	31,340
Voya Financial, Inc.	5,021	297,243
Walker & Dunlop, Inc.	1,677	128,358

14	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Western Union Co. (The)	15,803	$156,608
WEX, Inc.(a)	1,744	227,365

		4,867,250

Food Products — 1.2%
B&G Foods, Inc.	3,717	25,610
Cal-Maine Foods, Inc.	2,104	196,450
Darling Ingredients, Inc.(a)	7,887	253,883
Flowers Foods, Inc.	9,905	174,229
Fresh Del Monte Produce, Inc.	1,922	65,367
Freshpet, Inc.(a)	2,247	165,244
Hain Celestial Group, Inc. (The)(a)	4,465	13,574
Ingredion, Inc.	3,220	427,680
J & J Snack Foods Corp.	751	97,322
John B. Sanfilippo & Son, Inc.	447	29,623
Lancaster Colony Corp.	1,010	164,408
Mission Produce, Inc.(a)	2,229	23,349
Pilgrim’s Pride Corp.	2,075	113,253
Post Holdings, Inc.(a)	2,688	304,201
Seaboard Corp.	13	33,618
Simply Good Foods Co. (The)(a)	4,440	160,328
Tootsie Roll Industries, Inc.	765	24,480
TreeHouse Foods, Inc.(a)	2,370	55,197
Utz Brands, Inc., Class A	3,305	43,923
Vital Farms, Inc.(a)	1,323	45,300
Westrock Coffee Co.(a)(b)	1,500	8,700
WK Kellogg Co.	3,164	56,731

		2,482,470

Gas Utilities — 0.9%
Chesapeake Utilities Corp.	1,088	143,257
MDU Resources Group, Inc.	9,446	161,905
National Fuel Gas Co.	4,536	348,274
New Jersey Resources Corp.	4,894	239,512
Northwest Natural Holding Co.	1,900	81,890
ONE Gas, Inc.	2,927	229,799
Southwest Gas Holdings, Inc.	2,735	197,494
Spire, Inc.	2,829	216,532
UGI Corp.	10,476	343,508

		1,962,171

Ground Transportation — 0.7%
ArcBest Corp.	1,182	69,171
Avis Budget Group, Inc.(a)	866	80,218
FTAI Infrastructure, Inc.	4,917	21,241
Heartland Express, Inc.	2,437	18,521
Hertz Global Holdings, Inc.(a)(b)	6,555	44,705
Knight-Swift Transportation Holdings, Inc.	7,466	292,443
Landstar System, Inc.	1,782	239,055
Lyft, Inc., Class A(a)	17,308	214,619
Marten Transport Ltd.	2,796	35,901
RXO, Inc.(a)	7,756	109,282
Ryder System, Inc.	2,180	300,121
Schneider National, Inc., Class B	2,595	55,767
Universal Logistics Holdings, Inc.	369	8,022
Werner Enterprises, Inc.	3,097	76,372

		1,565,438

Health Care Equipment & Supplies — 2.4%
Alphatec Holdings, Inc.(a)	5,210	57,206
Artivion, Inc.(a)	1,816	43,021
AtriCure, Inc.(a)	2,407	71,993
Avanos Medical, Inc.(a)	2,217	27,823
Axogen, Inc.(a)	1,794	29,188
Bioventus, Inc., Class A(a)	1,471	10,753

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Ceribell, Inc.(a)	576	$9,268
CONMED Corp.	1,534	75,335
DENTSPLY SIRONA, Inc.	10,348	143,837
Embecta Corp.	2,944	35,887
Enovis Corp.(a)	2,619	90,591
Envista Holdings Corp.(a)(b)	8,483	136,407
Establishment Labs Holdings, Inc.(a)(b)	1,192	36,177
Glaukos Corp.(a)	2,603	245,333
Globus Medical, Inc., Class A(a)	5,576	400,190
Haemonetics Corp.(a)	2,501	157,613
ICU Medical, Inc.(a)	1,056	144,239
Inspire Medical Systems, Inc.(a)	1,463	231,710
Integer Holdings Corp.(a)	1,643	207,527
Integra LifeSciences Holdings Corp.(a)	3,429	56,201
iRadimed Corp.	372	19,497
iRhythm Technologies, Inc.(a)(b)	1,527	163,221
Lantheus Holdings, Inc.(a)(b)	3,399	354,652
LeMaitre Vascular, Inc.	996	90,377
LivaNova PLC(a)	2,683	99,271
Masimo Corp.(a)	2,213	356,205
Merit Medical Systems, Inc.(a)(b)	2,854	269,560
Neogen Corp.(a)	10,535	53,202
Novocure Ltd.(a)	4,804	87,145
Omnicell, Inc.(a)	2,273	71,054
Orthofix Medical, Inc.(a)	1,590	22,117
OrthoPediatrics Corp.(a)	813	16,927
Penumbra, Inc.(a)	1,842	539,411
PROCEPT BioRobotics Corp.(a)	2,543	137,271
Pulse Biosciences, Inc.(a)(b)	837	14,246
QuidelOrtho Corp.(a)(b)	2,532	70,364
RxSight, Inc.(a)	1,688	24,847
STAAR Surgical Co.(a)	1,936	35,351
Tandem Diabetes Care, Inc.(a)	3,234	54,493
Teleflex, Inc.	2,332	319,601
TransMedics Group, Inc.(a)(b)	1,623	149,332
UFP Technologies, Inc.(a)(b)	367	76,534

		5,234,977

Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.(a)	4,509	105,511
AdaptHealth Corp.(a)	3,810	32,423
Addus HomeCare Corp.(a)	877	91,690
agilon health, Inc.(a)(b)	15,550	66,243
Alignment Healthcare, Inc.(a)	5,294	93,810
Amedisys, Inc.(a)	1,590	150,891
AMN Healthcare Services, Inc.(a)	1,835	37,489
Ardent Health Partners, Inc.(a)	1,125	14,321
Astrana Health, Inc.(a)(b)	1,936	60,345
Aveanna Healthcare Holdings, Inc.(a)	2,705	12,470
BrightSpring Health Services, Inc.(a)	2,688	47,121
Brookdale Senior Living, Inc.(a)	8,717	57,184
Castle Biosciences, Inc.(a)	1,263	25,323
Chemed Corp.	745	433,225
Clover Health Investments Corp., Class A(a)(b)	18,403	62,570
Concentra Group Holdings Parent, Inc.	1,090	23,707
CorVel Corp.(a)	1,381	150,198
Encompass Health Corp.	4,955	579,685
Ensign Group, Inc. (The)	2,793	360,269
Fulgent Genetics, Inc.(a)(b)	970	16,830
GeneDx Holdings Corp., Class A(a)(b)	823	55,018
Guardant Health, Inc.(a)(b)	5,815	274,642
HealthEquity, Inc.(a)	4,245	363,881
Henry Schein, Inc.(a)	6,312	410,091

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Hims & Hers Health, Inc., Class A(a)(b)	7,805	$258,345
LifeStance Health Group, Inc.(a)	4,473	29,388
National HealthCare Corp.	715	67,560
NeoGenomics, Inc.(a)	6,188	39,572
OPKO Health, Inc.(a)(b)	15,798	21,801
Option Care Health, Inc.(a)	8,616	278,383
Owens & Minor, Inc.(a)	3,315	23,404
Pediatrix Medical Group, Inc.(a)	4,248	54,714
Pennant Group, Inc. (The)(a)	1,603	41,069
Premier, Inc., Class A	4,729	96,235
Privia Health Group, Inc.(a)	5,324	125,008
Progyny, Inc.(a)	3,540	80,854
RadNet, Inc.(a)	3,232	169,292
Select Medical Holdings Corp.	5,123	93,444
Surgery Partners, Inc.(a)	3,794	83,278
U.S. Physical Therapy, Inc.	753	53,546

		5,040,830

Health Care REITs — 0.9%
American Healthcare REIT, Inc.	7,622	246,038
CareTrust REIT, Inc.	9,161	268,142
Diversified Healthcare Trust	8,092	18,288
Global Medical REIT, Inc.	2,925	22,640
Healthcare Realty Trust, Inc.	17,586	273,111
LTC Properties, Inc.	2,137	76,654
Medical Properties Trust, Inc.	29,703	163,961
National Health Investors, Inc.	2,166	163,901
Omega Healthcare Investors, Inc.	13,367	521,981
PACS Group, Inc.(a)	1,198	11,537
Sabra Health Care REIT, Inc.	10,420	185,997
Sila Realty Trust, Inc.	2,754	70,943

		2,023,193

Health Care Technology — 0.4%
Certara, Inc.(a)(b)	5,458	75,648
Doximity, Inc., Class A(a)	6,141	349,300
Evolent Health, Inc., Class A(a)	5,787	57,060
GoodRx Holdings, Inc., Class A(a)(b)	4,006	18,548
HealthStream, Inc.	1,237	41,600
Phreesia, Inc.(a)	2,740	68,390
Schrodinger, Inc.(a)	2,765	70,867
Teladoc Health, Inc.(a)	8,470	60,899
Waystar Holding Corp.(a)	2,322	86,309

		828,621

Hotel & Resort REITs — 0.4%
Apple Hospitality REIT, Inc.	11,422	134,437
DiamondRock Hospitality Co.	10,108	74,193
Park Hotels & Resorts, Inc.	10,642	105,781
Pebblebrook Hotel Trust	5,773	52,246
RLJ Lodging Trust	7,401	51,881
Ryman Hospitality Properties, Inc.	2,892	254,351
Summit Hotel Properties, Inc.	5,394	21,954
Sunstone Hotel Investors, Inc.	10,250	85,485
Xenia Hotels & Resorts, Inc.	5,186	55,386

		835,714

Hotels, Restaurants & Leisure — 3.3%
Accel Entertainment, Inc., Class A(a)	2,744	28,263
Aramark	12,833	429,007
BJ’s Restaurants, Inc.(a)	965	32,125
Bloomin’ Brands, Inc.	3,839	30,789
Boyd Gaming Corp.	2,991	206,798
Brinker International, Inc.(a)	2,184	293,311
Caesars Entertainment, Inc.(a)	10,308	278,935

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Cheesecake Factory, Inc. (The)(b)	2,376	$119,679
Choice Hotels International, Inc.(b)	1,390	175,293
Churchill Downs, Inc.	3,485	315,079
Cracker Barrel Old Country Store, Inc.	1,116	47,653
Dave & Buster’s Entertainment, Inc.(a)(b)	1,628	31,241
Dutch Bros, Inc., Class A(a)	5,474	327,017
Everi Holdings, Inc.(a)	4,167	58,546
First Watch Restaurant Group, Inc.(a)	1,581	27,920
Global Business Travel Group I, Class A(a)	6,200	41,602
Golden Entertainment, Inc.	1,182	30,377
Hilton Grand Vacations, Inc.(a)	3,165	106,439
Hyatt Hotels Corp., Class A	2,036	229,416
Jack in the Box, Inc.	977	25,441
Krispy Kreme, Inc.	3,832	15,711
Kura Sushi U.S.A., Inc., Class A(a)(b)	265	15,603
Life Time Group Holdings, Inc.(a)	2,973	91,152
Light & Wonder, Inc., Class A(a)(b)	4,474	381,990
Lucky Strike Entertainment Corp., Class A(b)	1,111	10,443
Marriott Vacations Worldwide Corp.	1,526	83,640
MGM Resorts International(a)(b)	11,319	356,096
Monarch Casino & Resort, Inc.	645	50,433
Norwegian Cruise Line Holdings Ltd.(a)(b)	21,195	339,756
Papa John’s International, Inc.	1,634	56,422
Penn Entertainment, Inc.(a)(b)	6,719	102,263
Planet Fitness, Inc., Class A(a)	4,301	406,832
Portillo’s, Inc., Class A(a)(b)	2,764	28,580
Red Rock Resorts, Inc., Class A	2,528	107,946
Rush Street Interactive, Inc., Class A(a)(b)	4,021	48,775
Sabre Corp.(a)	19,095	45,255
Shake Shack, Inc., Class A(a)	1,854	162,670
Six Flags Entertainment Corp.(b)	4,550	156,566
Sweetgreen, Inc., Class A(a)(b)	4,187	81,563
Target Hospitality Corp.(a)	1,899	12,913
Travel + Leisure Co.	3,562	156,479
United Parks & Resorts, Inc.(a)	1,360	59,364
Vail Resorts, Inc.	1,882	261,974
Wendy’s Co. (The)	8,103	101,288
Wingstop, Inc.	1,461	385,543
Wyndham Hotels & Resorts, Inc.	3,960	337,788
Wynn Resorts Ltd.	4,770	383,079

		7,075,055

Household Durables — 1.7%
Beazer Homes U.S.A., Inc.(a)	1,409	27,560
Cavco Industries, Inc.(a)	393	194,083
Century Communities, Inc.	1,444	78,756
Champion Homes, Inc.(a)	2,820	243,930
Dream Finders Homes, Inc., Class A(a)(b)	1,118	25,334
Ethan Allen Interiors, Inc.	1,156	32,865
Green Brick Partners, Inc.(a)	1,546	91,198
Helen of Troy Ltd.(a)	1,231	34,296
Hovnanian Enterprises, Inc., Class A(a)	237	22,942
Installed Building Products, Inc.	1,186	196,674
KB Home	3,337	180,298
La-Z-Boy, Inc.	2,150	84,925
Legacy Housing Corp.(a)	510	12,406
Leggett & Platt, Inc.	6,406	61,626
LGI Homes, Inc.(a)	1,026	56,030
M/I Homes, Inc.(a)	1,405	149,885
Meritage Homes Corp.	3,607	245,781
Mohawk Industries, Inc.(a)	2,650	281,827
Newell Brands, Inc.	19,370	92,589
Somnigroup International, Inc.	8,435	515,041

16	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Sonos, Inc.(a)	5,906	$54,394
Taylor Morrison Home Corp., Class A(a)	4,941	283,366
TopBuild Corp.(a)	1,462	432,401
Tri Pointe Homes, Inc.(a)	4,648	142,926
Whirlpool Corp.	2,710	206,719

		3,747,852

Household Products — 0.2%
Central Garden & Pet Co.(a)	443	14,867
Central Garden & Pet Co., Class A, NVS(a)	2,546	75,285
Energizer Holdings, Inc.	3,255	88,015
Reynolds Consumer Products, Inc.	2,689	61,847
Spectrum Brands Holdings, Inc.	1,389	87,646
WD-40 Co.	665	151,860

		479,520

Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy, Inc., Class A	1,708	46,714
Clearway Energy, Inc., Class C	4,098	120,235
Montauk Renewables, Inc.(a)	3,490	7,329
Ormat Technologies, Inc.	2,660	193,116
Sunnova Energy International, Inc.(a)(b)	5,566	1,049
Talen Energy Corp.(a)(b)	2,297	494,039

		862,482

Industrial REITs — 1.0%
Americold Realty Trust, Inc.	12,905	249,583
EastGroup Properties, Inc.	2,385	389,757
First Industrial Realty Trust, Inc.	6,186	294,330
Innovative Industrial Properties, Inc.	1,395	75,762
LXP Industrial Trust	14,611	115,281
Plymouth Industrial REIT, Inc.	2,178	32,387
Rexford Industrial Realty, Inc.	10,046	332,522
STAG Industrial, Inc.	9,000	297,270
Terreno Realty Corp.	4,678	263,512

		2,050,404

Insurance — 3.6%
Abacus Global Management, Inc., Class A(a)(b)	2,209	18,246
American Financial Group, Inc.	3,700	468,642
AMERISAFE, Inc.	1,056	49,093
Assurant, Inc.	2,610	503,051
Assured Guaranty Ltd.	2,455	215,377
Axis Capital Holdings Ltd.	3,938	379,308
Baldwin Insurance Group, Inc. (The), Class A(a)(b)	3,336	138,844
Bowhead Specialty Holdings, Inc.(a)	551	22,145
Brighthouse Financial, Inc.(a)	2,967	172,739
CNO Financial Group, Inc.	5,363	203,472
Employers Holdings, Inc.	1,020	49,562
Enstar Group Ltd.(a)	581	194,292
F&G Annuities & Life, Inc.	1,175	40,902
First American Financial Corp.	5,071	308,368
Genworth Financial, Inc., Class A(a)	81	556
Globe Life, Inc.	4,204	518,521
Goosehead Insurance, Inc., Class A	1,181	114,805
Hamilton Insurance Group Ltd., Class B(a)	2,457	45,455
Hanover Insurance Group, Inc. (The)	1,802	299,312
HCI Group, Inc.	410	59,983
Horace Mann Educators Corp.	1,984	82,415
Kemper Corp.	3,138	185,519
Kinsale Capital Group, Inc.(b)	1,098	477,915
Lemonade, Inc.(a)(b)	2,628	76,790
Lincoln National Corp.	8,090	257,828
Mercury General Corp.	1,372	76,036
Old Republic International Corp.	11,855	445,748

Security	Shares	Value

Insurance (continued)
Oscar Health, Inc., Class A(a)	8,450	$109,935
Palomar Holdings, Inc.(a)	1,288	186,786
Primerica, Inc.	1,726	452,333
ProAssurance Corp.(a)	2,542	59,000
RLI Corp.	4,128	305,513
Root, Inc., Class A(a)(b)	424	59,220
Ryan Specialty Holdings, Inc., Class A	5,286	346,286
Safety Insurance Group, Inc.	793	60,665
Selective Insurance Group, Inc.	3,046	265,703
SiriusPoint Ltd.(a)	3,476	58,397
Skyward Specialty Insurance Group, Inc.(a)	1,547	82,130
Stewart Information Services Corp.	1,432	93,767
Tiptree, Inc.	1,165	25,991
Trupanion, Inc.(a)(b)	1,773	64,892
White Mountains Insurance Group Ltd.	129	228,001

		7,803,543

Interactive Media & Services — 0.6%
Bumble, Inc., Class A(a)	3,521	14,859
Cargurus, Inc., Class A(a)	4,276	119,557
Cars.com, Inc.(a)	3,240	37,714
Grindr, Inc.(a)	1,168	25,661
IAC, Inc.(a)	3,801	132,807
Match Group, Inc.	12,438	368,911
MediaAlpha, Inc., Class A(a)	1,263	10,609
QuinStreet, Inc.(a)	2,533	44,378
Rumble, Inc., Class A(a)(b)	4,194	32,378
Shutterstock, Inc.	1,184	18,897
Taboola.com Ltd.(a)(b)	7,624	22,491
TripAdvisor, Inc.(a)(b)	5,456	67,927
Trump Media & Technology Group Corp., Class A(a)(b)	5,024	123,289
Vimeo, Inc.(a)	7,828	39,453
Webtoon Entertainment, Inc.(a)(b)	742	6,678
Yelp, Inc.(a)	3,332	116,886
Ziff Davis, Inc.(a)	2,070	61,127
ZipRecruiter, Inc., Class A(a)	3,066	15,820
ZoomInfo Technologies, Inc., Class A(a)	14,570	124,719

		1,384,161

IT Services — 0.6%
ASGN, Inc.(a)	2,258	113,758
Couchbase, Inc.(a)(b)	1,797	31,699
DigitalOcean Holdings, Inc.(a)	2,725	84,202
DXC Technology Co.(a)	9,028	140,115
EPAM Systems, Inc.(a)	2,771	434,798
Fastly, Inc., Class A(a)	6,142	35,316
Grid Dynamics Holdings, Inc., Class A(a)	3,175	44,958
Hackett Group, Inc. (The)	1,304	33,304
Kyndryl Holdings, Inc.(a)	11,350	367,967

		1,286,117

Leisure Products — 0.6%
Acushnet Holdings Corp.	1,473	97,542
Brunswick Corp.	3,373	155,327
Funko, Inc., Class A(a)	1,662	6,664
Hasbro, Inc.	6,500	402,350
Latham Group, Inc.(a)	1,951	10,662
Malibu Boats, Inc., Class A(a)	957	27,332
Mattel, Inc.(a)	17,118	272,005
Peloton Interactive, Inc., Class A(a)	17,121	117,964
Polaris, Inc.	2,665	90,503
Sturm Ruger & Co., Inc.	862	35,049

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Topgolf Callaway Brands Corp.(a)	6,995	$46,237
YETI Holdings, Inc.(a)	4,205	120,053

		1,381,688

Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A(a)	5,117	42,318
Azenta, Inc.(a)(b)	1,993	52,496
BioLife Solutions, Inc.(a)	1,769	42,651
Bio-Rad Laboratories, Inc., Class A(a)	1,027	250,670
Bruker Corp.	4,681	187,521
Charles River Laboratories International, Inc.(a)	2,554	302,955
Cytek Biosciences, Inc.(a)	5,164	19,158
Fortrea Holdings, Inc.(a)	3,985	24,826
Maravai LifeSciences Holdings, Inc., Class A(a)(b)	5,337	10,781
Medpace Holdings, Inc.(a)	1,245	383,945
Mesa Laboratories, Inc.	269	31,002
OmniAb, Inc., 12.50 Earnout Shares(a)(c)	359	—
OmniAb, Inc., 15.00 Earnout Shares(a)(c)	359	—
Repligen Corp.(a)	2,595	358,084
Sotera Health Co.(a)	6,438	74,037
Standard BioTools, Inc.(a)	15,742	17,474
Tempus AI, Inc., Class A(a)(b)	3,970	205,130

		2,003,048

Machinery — 4.3%
AGCO Corp.	3,096	262,634
Alamo Group, Inc.	502	83,824
Albany International Corp., Class A	1,544	101,533
Allison Transmission Holdings, Inc.	4,358	401,982
Astec Industries, Inc.	1,103	39,962
Atmus Filtration Technologies, Inc.	814	28,221
Blue Bird Corp.(a)(b)	1,603	55,897
Chart Industries, Inc.(a)	2,125	286,832
Columbus McKinnon Corp.	1,390	20,642
Crane Co.	2,413	388,445
Donaldson Co., Inc.	5,968	392,277
Energy Recovery, Inc.(a)	2,892	44,681
Enerpac Tool Group Corp., Class A	2,720	109,806
Enpro, Inc.	1,047	156,422
Esab Corp.	2,807	337,177
ESCO Technologies, Inc.	1,260	197,127
Federal Signal Corp.	3,015	245,511
Flowserve Corp.	6,525	295,126
Franklin Electric Co., Inc.	1,991	169,155
Gates Industrial Corp. PLC(a)	9,362	177,129
Gorman-Rupp Co. (The)	1,046	37,510
Greenbrier Cos., Inc. (The)	1,547	65,624
Helios Technologies, Inc.	1,600	43,616
Hillenbrand, Inc.	3,498	70,765
Hillman Solutions Corp.(a)(b)	8,991	62,847
Hyster-Yale, Inc., Class A	598	22,981
ITT, Inc.	4,064	556,849
JBT Marel Corp.	2,370	249,466
Kadant, Inc.	576	169,920
Kennametal, Inc.	3,782	73,673
Lincoln Electric Holdings, Inc.	2,841	500,584
Lindsay Corp.	551	71,112
Middleby Corp. (The)(a)	2,654	353,911
Miller Industries, Inc.	555	22,650
Mueller Industries, Inc.	5,444	400,461
Mueller Water Products, Inc., Class A	7,763	203,701
Oshkosh Corp.	3,236	271,047
Proto Labs, Inc.(a)	1,194	41,981
RBC Bearings, Inc.(a)	1,531	503,041

Security	Shares	Value

Machinery (continued)
REV Group, Inc.	2,112	$69,062
SPX Technologies, Inc.(a)	2,285	306,533
Standex International Corp.	578	81,741
Symbotic, Inc., Class A(a)(b)	2,081	44,908
Tennant Co.	924	66,676
Terex Corp.	3,324	117,005
Timken Co. (The)	3,337	214,402
Toro Co. (The)	5,140	350,959
Trinity Industries, Inc.	4,049	101,630
Wabash National Corp.	2,263	15,637
Watts Water Technologies, Inc., Class A	1,355	281,501
Worthington Enterprises, Inc.	1,619	81,970

		9,248,146

Marine Transportation — 0.2%
Genco Shipping & Trading Ltd.	2,055	26,633
Kirby Corp.(a)(b)	2,881	277,642
Matson, Inc.	1,696	185,016

		489,291

Media — 1.4%
Altice U.S.A., Inc., Class A(a)(b)	11,139	27,625
Cable One, Inc.	222	59,334
Clear Channel Outdoor Holdings, Inc.(a)	13,032	12,826
EchoStar Corp., Class A(a)	6,655	149,604
Emerald Holding, Inc.	7,449	29,274
Gannett Co., Inc.(a)	6,813	21,802
Gray Media, Inc.	4,776	16,000
Ibotta, Inc., Class A(a)(b)	334	16,299
Integral Ad Science Holding Corp.(a)	3,743	26,463
Interpublic Group of Cos., Inc. (The)	18,797	472,181
John Wiley & Sons, Inc., Class A	2,196	95,833
Liberty Broadband Corp., Class A(a)	841	74,891
Liberty Broadband Corp., Class C, NVS(a)	5,394	487,564
Magnite, Inc.(a)(b)	6,285	74,729
National CineMedia, Inc.	3,042	17,431
New York Times Co. (The), Class A	7,723	402,059
Nexstar Media Group, Inc., Class A	1,433	214,463
Paramount Global, Class A	184	4,169
Paramount Global, Class B, NVS	27,804	326,419
PubMatic, Inc., Class A(a)	2,013	19,667
Scholastic Corp.	1,172	21,131
Sinclair, Inc., Class A	1,849	26,626
Sirius XM Holdings, Inc.	11,952	256,012
Stagwell, Inc., Class A(a)	4,556	25,422
TechTarget, Inc.(a)(b)	1,471	11,724
TEGNA, Inc.	8,140	132,112
Thryv Holdings, Inc.(a)	1,991	27,277

		3,048,937

Metals & Mining — 1.5%
Alcoa Corp.	12,194	299,119
Alpha Metallurgical Resources, Inc.(a)	549	66,621
Carpenter Technology Corp.	2,436	476,506
Century Aluminum Co.(a)	2,661	43,667
Cleveland-Cliffs, Inc.(a)(b)	24,285	200,109
Coeur Mining, Inc.(a)	31,116	172,694
Commercial Metals Co.	5,686	253,255
Hecla Mining Co.(b)	29,233	167,213
Ivanhoe Electric, Inc.(a)(b)	4,068	25,628
Kaiser Aluminum Corp.	771	49,699
Materion Corp.	1,009	83,757
Metallus, Inc.(a)	1,971	24,933
MP Materials Corp., Class A(a)(b)	4,735	115,818

18	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Royal Gold, Inc.	3,263	$596,183
Ryerson Holding Corp.	1,532	35,818
SunCoke Energy, Inc.	4,320	39,139
United States Steel Corp.	11,065	483,651
Warrior Met Coal, Inc.	2,576	123,184
Worthington Steel, Inc.	1,593	40,876

		3,297,870

Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp.	43,818	386,913
Annaly Capital Management, Inc.	27,753	543,959
Apollo Commercial Real Estate Finance, Inc.	6,429	60,240
Arbor Realty Trust, Inc.(b)	8,136	93,808
ARMOUR Residential REIT, Inc.	3,759	61,911
Blackstone Mortgage Trust, Inc., Class A	8,184	155,905
BrightSpire Capital, Inc., Class A	6,597	33,051
Chimera Investment Corp.	4,017	49,570
Claros Mortgage Trust, Inc.	5,251	12,917
Dynex Capital, Inc.	4,104	50,602
Ellington Financial, Inc.	4,432	57,749
Franklin BSP Realty Trust, Inc.	4,199	47,785
KKR Real Estate Finance Trust, Inc.	3,016	27,898
Ladder Capital Corp., Class A	6,079	63,465
MFA Financial, Inc.	5,165	50,720
Orchid Island Capital, Inc.	3,844	27,485
PennyMac Mortgage Investment Trust	4,387	56,329
Ready Capital Corp.	7,905	35,177
Redwood Trust, Inc.	6,772	42,054
Rithm Capital Corp.	25,525	285,370
Starwood Property Trust, Inc.	15,633	299,997
TPG RE Finance Trust, Inc.	2,883	22,026
Two Harbors Investment Corp.	5,151	61,142

		2,526,073

Multi-Utilities — 0.3%
Avista Corp.	3,886	161,153
Black Hills Corp.	3,397	206,877
Northwestern Energy Group, Inc.	2,834	165,024
Unitil Corp.	787	46,165

		579,219

Office REITs — 0.7%
Brandywine Realty Trust	8,159	32,310
COPT Defense Properties	5,597	146,138
Cousins Properties, Inc.	7,438	204,843
Douglas Emmett, Inc.	7,609	105,233
Easterly Government Properties, Inc.	1,865	37,617
Empire State Realty Trust, Inc., Class A	6,650	47,348
Highwoods Properties, Inc.	5,263	149,680
Hudson Pacific Properties, Inc.	6,549	13,425
JBG SMITH Properties	4,080	57,038
Kilroy Realty Corp.	5,734	180,678
Paramount Group, Inc.	8,928	38,301
Piedmont Office Realty Trust, Inc., Class A	6,077	35,915
SL Green Realty Corp.	3,589	188,817
Vornado Realty Trust	8,560	301,997

		1,539,340

Oil, Gas & Consumable Fuels — 2.8%
Antero Midstream Corp.	16,816	278,305
Antero Resources Corp.(a)	14,596	508,379
APA Corp.	18,294	284,289
BKV Corp.(a)	860	15,592
California Resources Corp.	2,944	101,597
Calumet, Inc.(a)	3,327	35,266

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Centrus Energy Corp., Class A(a)(b)	675	$46,771
Chord Energy Corp.	3,043	274,570
Civitas Resources, Inc.	3,651	99,490
Clean Energy Fuels Corp.(a)(b)	7,953	11,532
CNX Resources Corp.(a)	7,592	223,433
Comstock Resources, Inc.(a)	4,404	80,461
Core Natural Resources, Inc.	2,512	181,391
Crescent Energy Co., Class A	8,366	69,270
CVR Energy, Inc.	1,652	31,157
Delek U.S. Holdings, Inc.	3,053	39,750
Dorian LPG Ltd.	1,901	40,719
DT Midstream, Inc.	4,808	467,338
Excelerate Energy, Inc., Class A	1,228	31,412
Granite Ridge Resources, Inc.	2,890	13,901
Green Plains, Inc.(a)	2,685	9,612
Gulfport Energy Corp.(a)	639	110,227
HF Sinclair Corp.	8,237	247,687
HighPeak Energy, Inc.	797	6,384
International Seaways, Inc.	1,710	58,072
Kinetik Holdings, Inc., Class A	922	38,115
Kosmos Energy Ltd.(a)	22,933	35,317
Magnolia Oil & Gas Corp., Class A	8,509	174,690
Matador Resources Co.	5,852	231,388
Murphy Oil Corp.	7,676	157,588
New Fortress Energy, Inc., Class A	6,380	34,643
NextDecade Corp.(a)	4,222	31,581
Northern Oil & Gas, Inc.	4,697	114,137
Ovintiv, Inc.	13,258	445,204
Par Pacific Holdings, Inc.(a)	2,826	40,468
PBF Energy, Inc., Class A	5,055	86,845
Peabody Energy Corp.	5,983	73,830
Permian Resources Corp., Class A	31,178	367,900
Range Resources Corp.	11,864	402,545
REX American Resources Corp.(a)(b)	816	32,411
Sitio Royalties Corp., Class A	4,044	68,586
SM Energy Co.	5,759	131,248
Talos Energy, Inc.(a)	6,011	41,356
Uranium Energy Corp.(a)(b)	18,715	98,254
Vital Energy, Inc.(a)	1,172	16,619
Vitesse Energy, Inc.	1,193	24,397
World Kinect Corp.	3,054	76,625

		5,990,352

Paper & Forest Products — 0.2%
Louisiana-Pacific Corp.	3,191	275,415
Sylvamo Corp.	1,785	106,422

		381,837

Passenger Airlines — 0.5%
Alaska Air Group, Inc.(a)	6,345	280,893
Allegiant Travel Co.	761	35,714
American Airlines Group, Inc.(a)	30,321	301,694
Frontier Group Holdings, Inc.(a)	4,372	13,029
JetBlue Airways Corp.(a)(b)	15,954	69,559
Joby Aviation, Inc., Class A(a)(b)	24,031	151,395
SkyWest, Inc.(a)	1,973	175,932
Sun Country Airlines Holdings, Inc.(a)	2,060	20,188
Wheels Up Experience, Inc., Class A(a)(b)	4,417	5,080

		1,053,484

Personal Care Products — 0.5%
BellRing Brands, Inc.(a)	6,465	498,710
Coty, Inc., Class A(a)	18,798	94,930
Edgewell Personal Care Co.	2,420	73,931

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Personal Care Products (continued)
elf Beauty, Inc.(a)	2,642	$163,461
Herbalife Ltd.(a)	4,971	35,791
Interparfums, Inc.	897	97,952
Olaplex Holdings, Inc.(a)(b)	6,704	8,782
USANA Health Sciences, Inc.(a)	583	16,377

		989,934

Pharmaceuticals — 1.3%
Amneal Pharmaceuticals, Inc., Class A(a)	6,479	49,629
Amphastar Pharmaceuticals, Inc.(a)	1,867	45,574
ANI Pharmaceuticals, Inc.(a)	879	62,251
Arvinas, Inc.(a)	2,410	23,184
Avadel Pharmaceuticals PLC(a)	4,469	39,729
Axsome Therapeutics, Inc.(a)	1,945	218,404
BioAge Labs, Inc.(a)	704	2,957
Cassava Sciences, Inc.(a)(b)	2,310	3,604
Collegium Pharmaceutical, Inc.(a)	1,543	41,653
Corcept Therapeutics, Inc.(a)	4,877	350,559
CorMedix, Inc.(a)(b)	2,934	26,963
Edgewise Therapeutics, Inc.(a)	3,402	55,793
Elanco Animal Health, Inc.(a)(b)	24,625	233,445
Enliven Therapeutics, Inc.(a)(b)	1,284	24,319
Evolus, Inc.(a)(b)	2,527	28,808
EyePoint Pharmaceuticals, Inc.(a)	2,759	18,816
Harmony Biosciences Holdings, Inc.(a)(b)	1,637	48,242
Innoviva, Inc.(a)	2,803	52,388
Jazz Pharmaceuticals PLC(a)	3,139	367,137
LENZ Therapeutics, Inc.(a)(b)	713	20,331
Ligand Pharmaceuticals, Inc.(a)	919	100,961
Liquidia Corp.(a)(b)	2,576	35,987
MBX Biosciences, Inc.(a)(b)	704	7,385
Neumora Therapeutics, Inc.(a)(b)	3,628	2,829
Nuvation Bio, Inc., Class A(a)(b)	10,254	23,072
Ocular Therapeutix, Inc.(a)	5,258	43,641
Organon & Co.	12,827	165,853
Pacira BioSciences, Inc.(a)	2,324	62,516
Perrigo Co. PLC	6,705	172,453
Phathom Pharmaceuticals, Inc.(a)(b)	2,017	8,653
Pliant Therapeutics, Inc.(a)	2,170	3,450
Prestige Consumer Healthcare, Inc.(a)	2,474	200,963
Rapport Therapeutics, Inc.(a)(b)	451	5,164
Scilex Holding Co. (Acquired 01/09/23, cost $19,912)(a)(d)	113	512
Supernus Pharmaceuticals, Inc.(a)	2,625	85,260
Tarsus Pharmaceuticals, Inc.(a)	1,225	63,590
Third Harmonic Bio, Inc.(a)(b)	510	2,637
Tilray Brands, Inc.(a)(b)	41,082	19,929
WaVe Life Sciences Ltd.(a)	4,956	38,260

		2,756,901

Professional Services — 2.9%
Alight, Inc., Class A	20,739	105,976
Amentum Holdings, Inc.(a)	6,200	135,284
Barrett Business Services, Inc.	1,243	50,416
CACI International, Inc., Class A(a)(b)	1,106	506,404
CBIZ, Inc.(a)	2,334	158,945
Clarivate PLC(a)	18,659	80,420
Concentrix Corp.	2,179	111,260
CRA International, Inc.	322	52,228
CSG Systems International, Inc.	1,449	87,128
Dayforce, Inc.(a)	7,716	446,525
Dun & Bradstreet Holdings, Inc.	13,261	118,951
ExlService Holdings, Inc.(a)	8,025	389,052
Exponent, Inc.	2,510	197,487

Security	Shares	Value

Professional Services (continued)
First Advantage Corp.(a)	2,888	$40,721
FTI Consulting, Inc.(a)	1,751	291,156
Genpact Ltd.	7,691	386,550
Heidrick & Struggles International, Inc.	987	38,513
Huron Consulting Group, Inc.(a)(b)	895	120,637
ICF International, Inc.	942	80,032
Insperity, Inc.	1,781	115,783
KBR, Inc.	6,665	351,979
Kelly Services, Inc., Class A, NVS	1,636	18,896
Kforce, Inc.	954	36,443
Korn Ferry	2,485	153,325
Legalzoom.com, Inc.(a)	5,485	40,150
ManpowerGroup, Inc.	2,412	103,885
Maximus, Inc.	2,779	186,082
NV5 Global, Inc.(a)	2,775	51,476
Parsons Corp.(a)	2,336	156,185
Paylocity Holding Corp.(a)	2,167	416,281
Robert Half, Inc.	5,162	228,677
Science Applications International Corp.	2,538	307,174
TriNet Group, Inc.	1,586	124,231
UL Solutions, Inc., Class A	3,063	175,173
Upwork, Inc.(a)	6,067	79,781
Verra Mobility Corp., Class A(a)	8,199	178,738
Willdan Group, Inc.(a)	584	22,893
WNS Holdings Ltd.(a)	1,981	119,890

		6,264,727

Real Estate Management & Development — 0.4%
Compass, Inc., Class A(a)	22,695	175,205
Cushman & Wakefield PLC(a)	7,919	74,201
eXp World Holdings, Inc.	3,940	36,090
Forestar Group, Inc.(a)	979	18,856
Howard Hughes Holdings, Inc.(a)(b)	1,555	103,454
Kennedy-Wilson Holdings, Inc.	5,265	33,696
Landbridge Co. LLC, Class A(b)	594	43,035
Marcus & Millichap, Inc.	1,279	38,882
Newmark Group, Inc., Class A	7,115	78,194
Opendoor Technologies, Inc., Class A(a)(b)	30,132	22,849
Redfin Corp.(a)(b)	5,986	56,927
St. Joe Co. (The)	1,878	79,477

		760,866

Residential REITs — 0.3%
Apartment Investment & Management Co., Class A	6,243	49,382
Centerspace	831	50,159
Elme Communities	4,292	66,827
Independence Realty Trust, Inc.	11,064	214,974
NexPoint Residential Trust, Inc.	1,087	40,523
UMH Properties, Inc.	3,696	65,308
Veris Residential, Inc.	3,952	61,335

		548,508

Retail REITs — 1.4%
Acadia Realty Trust	5,984	114,295
Agree Realty Corp.	5,307	411,876
Alexander’s, Inc.	111	22,911
Brixmor Property Group, Inc.	14,900	371,159
CBL & Associates Properties, Inc.	787	18,471
Curbline Properties Corp.	4,709	107,789
Federal Realty Investment Trust	4,104	385,858
Getty Realty Corp.	2,507	70,171
InvenTrust Properties Corp.	3,877	108,013
Kite Realty Group Trust	10,885	235,660
Macerich Co. (The)	13,126	192,427

20	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs (continued)
NETSTREIT Corp.	4,027	$65,519
NNN REIT, Inc.	9,028	371,141
Phillips Edison & Co., Inc.	6,043	209,692
Saul Centers, Inc.	634	20,732
SITE Centers Corp.	2,560	30,311
Tanger, Inc.	5,418	170,721
Urban Edge Properties	6,257	113,064
Whitestone REIT	2,231	29,092

		3,048,902

Semiconductors & Semiconductor Equipment — 2.1%
ACM Research, Inc., Class A(a)	2,358	45,910
Allegro MicroSystems, Inc.(a)	6,104	116,403
Alpha & Omega Semiconductor Ltd.(a)	1,212	22,822
Ambarella, Inc.(a)	2,010	96,460
Amkor Technology, Inc.	5,845	101,995
Axcelis Technologies, Inc.(a)	1,622	79,446
Cirrus Logic, Inc.(a)	2,674	256,811
Cohu, Inc.(a)	2,299	36,784
Credo Technology Group Holding Ltd.(a)	6,639	285,809
Diodes, Inc.(a)	2,271	87,206
FormFactor, Inc.(a)	3,843	108,142
Ichor Holdings Ltd.(a)	1,603	31,707
Impinj, Inc.(a)(b)	1,112	102,449
indie Semiconductor, Inc., Class A(a)(b)	7,757	15,436
Kulicke & Soffa Industries, Inc.	2,629	84,733
Lattice Semiconductor Corp.(a)	6,808	333,115
MACOM Technology Solutions Holdings, Inc.(a)	2,826	293,197
MaxLinear, Inc.(a)	3,783	37,792
MKS Instruments, Inc.	2,877	201,793
Onto Innovation, Inc.(a)	2,438	297,363
PDF Solutions, Inc.(a)	1,470	26,974
Penguin Solutions, Inc.(a)(b)	2,661	45,423
Photronics, Inc.(a)	3,047	55,669
Power Integrations, Inc.	2,814	138,224
Qorvo, Inc.(a)	4,722	338,426
Rambus, Inc.(a)	5,326	259,856
Semtech Corp.(a)	4,279	133,719
Silicon Laboratories, Inc.(a)	1,586	161,391
SiTime Corp.(a)(b)	923	135,552
SolarEdge Technologies, Inc.(a)(b)	2,899	35,469
Synaptics, Inc.(a)(b)	1,969	109,595
Ultra Clean Holdings, Inc.(a)	2,174	40,665
Universal Display Corp.	2,336	293,472
Veeco Instruments, Inc.(a)	2,728	51,014
Wolfspeed, Inc.(a)(b)	7,575	26,891

		4,487,713

Software — 5.5%
A10 Networks, Inc.	3,415	56,279
ACI Worldwide, Inc.(a)	5,256	280,460
Adeia, Inc.	5,472	67,360
Agilysys, Inc.(a)	1,145	85,131
Alarm.com Holdings, Inc.(a)	2,454	131,534
Alkami Technology, Inc.(a)	2,339	62,428
Amplitude, Inc., Class A(a)	3,753	34,490
Appfolio, Inc., Class A(a)	1,071	221,183
Appian Corp., Class A(a)	1,760	54,648
Asana, Inc., Class A(a)	4,397	70,968
Aurora Innovation, Inc., Class A(a)(b)	48,647	352,204
AvePoint, Inc., Class A(a)	4,475	73,166
BILL Holdings, Inc.(a)	4,901	223,339
Blackbaud, Inc.(a)	2,097	126,952
BlackLine, Inc.(a)(b)	2,516	118,831

Security	Shares	Value

Software (continued)
Blend Labs, Inc., Class A(a)	8,978	$30,076
Box, Inc., Class A(a)	7,204	224,909
Braze, Inc., Class A(a)	3,458	107,648
C3.ai, Inc., Class A(a)(b)	5,448	119,910
CCC Intelligent Solutions Holdings, Inc.(a)(b)	22,210	205,665
Cipher Mining, Inc.(a)(b)	11,748	33,482
Cleanspark, Inc.(a)(b)	13,387	109,372
Clear Secure, Inc., Class A	4,589	113,257
Clearwater Analytics Holdings, Inc., Class A(a)	10,102	229,719
Commvault Systems, Inc.(a)	2,166	362,004
Confluent, Inc., Class A(a)	11,971	285,029
Core Scientific, Inc.(a)	12,041	97,532
Daily Journal Corp.(a)	62	23,497
Digimarc Corp.(a)	712	9,320
Dolby Laboratories, Inc., Class A	2,921	224,304
DoubleVerify Holdings, Inc.(a)	7,180	95,207
Dropbox, Inc., Class A(a)	10,600	302,630
E2open Parent Holdings, Inc., Class A(a)(b)	9,461	18,638
Elastic NV(a)	4,261	367,298
EverCommerce, Inc.(a)	1,128	11,009
Five9, Inc.(a)	3,641	91,535
Freshworks, Inc., Class A(a)	9,803	144,790
Gitlab, Inc., Class A(a)(b)	6,367	297,148
Hut 8 Corp.(a)(b)	3,886	47,837
Informatica, Inc., Class A(a)	6,575	123,807
Intapp, Inc.(a)	2,741	148,727
InterDigital, Inc.	1,248	250,848
Jamf Holding Corp.(a)	2,622	30,337
JFrog Ltd.(a)(b)	3,880	131,028
Klaviyo, Inc., Class A(a)(b)	4,204	127,970
Life360, Inc.(a)(b)	3,482	149,378
LiveRamp Holdings, Inc.(a)	3,245	84,889
MARA Holdings, Inc.(a)(b)	16,589	221,795
Meridianlink, Inc.(a)	1,220	20,630
N-able, Inc.(a)	3,454	24,385
nCino, Inc.(a)(b)	3,793	87,998
NCR Voyix Corp.(a)(b)	7,621	65,312
NextNav, Inc.(a)(b)	2,589	32,155
OneSpan, Inc.	1,750	26,022
Onestream, Inc., Class A(a)	2,320	49,648
Pagaya Technologies Ltd., Class A(a)(b)	1,502	16,462
PagerDuty, Inc.(a)	4,239	65,747
Pegasystems, Inc.	2,062	189,869
Procore Technologies, Inc.(a)(b)	4,260	273,023
Progress Software Corp.	2,168	129,993
PROS Holdings, Inc.(a)	2,250	38,430
Q2 Holdings, Inc.(a)	2,885	228,636
Qualys, Inc.(a)	1,824	229,295
Rapid7, Inc.(a)	3,113	73,529
RingCentral, Inc., Class A(a)(b)	3,884	99,042
Riot Platforms, Inc.(a)(b)	15,221	110,200
Rubrik, Inc., Class A(a)	3,901	275,138
Samsara, Inc., Class A(a)(b)	12,452	493,846
SEMrush Holdings, Inc., Class A(a)	1,603	16,479
SentinelOne, Inc., Class A(a)	13,580	251,230
SoundHound AI, Inc., Class A(a)(b)	17,659	164,052
Sprinklr, Inc., Class A(a)	5,395	41,488
Sprout Social, Inc., Class A(a)	2,391	49,996
SPS Commerce, Inc.(a)	1,806	259,179
Tenable Holdings, Inc.(a)	5,888	179,996
Teradata Corp.(a)	4,811	103,436
Terawulf, Inc.(a)(b)	14,431	40,118

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
UiPath, Inc., Class A(a)(b)	22,008	$262,775
Unity Software, Inc.(a)(b)	14,758	310,951
Varonis Systems, Inc.(a)(b)	5,453	233,607
Verint Systems, Inc.(a)	3,134	55,284
Vertex, Inc., Class A(a)(b)	3,227	129,177
Weave Communications, Inc.(a)	1,754	18,592
Workiva, Inc., Class A(a)	2,534	190,734
Yext, Inc.(a)	5,551	37,747
Zeta Global Holdings Corp., Class A(a)	9,432	123,182

		11,776,951

Specialized REITs — 0.9%
CubeSmart	11,128	452,576
EPR Properties	3,751	185,637
Four Corners Property Trust, Inc.	4,781	133,629
Lamar Advertising Co., Class A	4,322	491,887
National Storage Affiliates Trust	3,440	127,968
Outfront Media, Inc.	6,802	102,914
PotlatchDeltic Corp.	3,934	151,026
Rayonier, Inc.	6,723	164,445
Safehold, Inc.	2,344	36,918
Uniti Group, Inc.	12,101	59,537

		1,906,537

Specialty Retail — 2.6%
Abercrombie & Fitch Co., Class A(a)	2,472	171,606
Academy Sports & Outdoors, Inc.	3,479	131,089
Advance Auto Parts, Inc.	2,942	96,262
American Eagle Outfitters, Inc.	9,034	95,128
Arko Corp., Class A	3,859	15,532
Asbury Automotive Group, Inc.(a)	1,003	218,794
AutoNation, Inc.(a)	1,318	229,530
Bath & Body Works, Inc.	11,034	336,647
Boot Barn Holdings, Inc.(a)	1,511	157,658
Buckle, Inc. (The)	1,531	53,218
Caleres, Inc.	1,833	27,935
Camping World Holdings, Inc., Class A	2,742	33,069
Chewy, Inc., Class A(a)	8,391	314,662
EVgo, Inc., Class A(a)(b)	4,832	13,336
Five Below, Inc.(a)	2,718	206,269
Foot Locker, Inc.(a)	4,184	51,338
GameStop Corp., Class A(a)(b)	20,207	562,967
Gap, Inc. (The)	11,109	243,287
Group 1 Automotive, Inc.	670	270,432
Guess?, Inc.	1,568	17,640
Lithia Motors, Inc., Class A	1,362	398,739
MarineMax, Inc.(a)	975	20,924
Monro, Inc.	1,447	20,171
Murphy U.S.A., Inc.	993	495,080
National Vision Holdings, Inc.(a)(b)	3,799	46,918
ODP Corp. (The)(a)	1,450	19,836
Penske Automotive Group, Inc.	986	153,491
Revolve Group, Inc., Class A(a)	1,865	37,076
RH(a)	741	136,366
Sally Beauty Holdings, Inc.(a)	5,080	41,351
Shoe Carnival, Inc.(b)	859	14,929
Signet Jewelers Ltd.	2,190	129,867
Sonic Automotive, Inc., Class A	740	44,933
Upbound Group, Inc.	2,384	47,442
Urban Outfitters, Inc.(a)	2,665	140,659
Valvoline, Inc.(a)(b)	6,424	220,086
Victoria’s Secret & Co.(a)	3,481	65,443
Warby Parker, Inc., Class A(a)	3,129	51,660

Security	Shares	Value

Specialty Retail (continued)
Wayfair, Inc., Class A(a)(b)	4,806	$144,949
Winmark Corp.	146	52,561

		5,528,880

Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure, Inc., Class A	2,080	22,859
Corsair Gaming, Inc.(a)	2,526	17,884
Diebold Nixdorf, Inc.(a)	1,632	72,347
IonQ, Inc.(a)(b)	9,556	262,408
Xerox Holdings Corp.	6,225	27,452

		402,950

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(a)	5,764	86,691
Carter’s, Inc.	1,830	60,481
Columbia Sportswear Co.	1,698	105,565
Crocs, Inc.(a)	2,970	286,367
Figs, Inc., Class A(a)	6,339	25,546
G-III Apparel Group Ltd.(a)	2,048	51,651
Hanesbrands, Inc.(a)	17,530	80,463
Kontoor Brands, Inc.	2,769	166,555
Levi Strauss & Co., Class A	4,794	76,752
Oxford Industries, Inc.	749	36,401
PVH Corp.	2,818	194,386
Ralph Lauren Corp., Class A	1,987	446,976
Skechers U.S.A., Inc., Class A(a)	6,631	318,421
Steven Madden Ltd.	3,553	74,613
Tapestry, Inc.	10,283	726,494
Under Armour, Inc., Class A(a)(b)	9,587	54,838
Under Armour, Inc., Class C, NVS(a)(b)	7,442	40,484
VF Corp.	16,423	195,105
Wolverine World Wide, Inc.	3,989	52,056

		3,079,845

Tobacco — 0.1%
Turning Point Brands, Inc.	863	52,971
Universal Corp.	1,243	72,430

		125,401

Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A	5,215	243,853
Applied Industrial Technologies, Inc.	1,917	466,368
BlueLinx Holdings, Inc.(a)	415	27,033
Boise Cascade Co.	1,972	183,948
Core & Main, Inc., Class A(a)(b)	8,998	474,015
Custom Truck One Source, Inc.(a)(b)	3,109	12,529
Distribution Solutions Group, Inc.(a)(b)	528	13,749
DNOW, Inc.(a)	5,347	84,857
DXP Enterprises, Inc.(a)	643	56,880
GATX Corp.	1,735	253,241
Global Industrial Co.	669	17,180
GMS, Inc.(a)	1,915	140,293
H&E Equipment Services, Inc.	1,690	151,779
Herc Holdings, Inc.	1,322	144,680
McGrath RentCorp	1,209	128,964
MRC Global, Inc.(a)	4,178	48,674
MSC Industrial Direct Co., Inc., Class A	2,187	167,262
QXO, Inc.(b)	18,574	247,777
Rush Enterprises, Inc., Class A	3,069	156,488
Rush Enterprises, Inc., Class B	417	24,119
SiteOne Landscape Supply, Inc.(a)(b)	2,204	253,041
Transcat, Inc.(a)(b)	443	35,143
WESCO International, Inc.	2,208	359,816

22	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Willis Lease Finance Corp.	125	$19,340
Xometry, Inc., Class A(a)(b)	2,102	53,895

		3,764,924

Water Utilities — 0.4%
American States Water Co.	1,835	148,837
California Water Service Group	2,850	144,353
Essential Utilities, Inc.	12,418	510,752
Middlesex Water Co.	893	56,366
SJW Group	1,446	82,046

		942,354

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(a)(b)	3,275	24,792
Shenandoah Telecommunications Co.	2,626	29,254
Telephone & Data Systems, Inc.	4,915	184,263
United States Cellular Corp.(a)(b)	712	48,886

		287,195

Total Common Stocks — 99.7% (Cost: $216,061,375)		214,054,352

Rights

Biotechnology — 0.0%
Inhibrx, Inc., CVR(a)(c)	1,489	1,682

Total Rights — 0.0% (Cost: $ —)		1,682

Total Long-Term Investments — 99.7% (Cost: $216,061,375)		214,056,034

Security	Shares	Value

Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	23,086,506	$23,095,740

Total Short-Term Securities — 10.7% (Cost: $23,083,917)		23,095,740

Total Investments — 110.4% (Cost: $239,145,292)		237,151,774

Liabilities in Excess of Other Assets — (10.4)%		(22,368,981)

Net Assets — 100.0%		$214,782,793

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $512, representing 0.0% of its net assets as of period end, and an original cost of $19,912.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$19,773,591	$3,318,373	(a)	$—		$2,059	$1,717	$23,095,740	23,086,506	$135,617	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	184,955	—		(184,955	)(a)	—	—	—	—	20,989		—

						$2,059	$1,717	$23,095,740		$156,606		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	7	06/20/25	$689	$11,280

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,280	$—	$—	$—	$11,280

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$(49,638)	$—	$—	$—	$(49,638)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$9,922	$—	$—	$—	$9,922

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$482,795

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Small-Cap ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$214,053,840	$512	$—	$214,054,352
Rights	—	—	1,682	1,682
Short-Term Securities
Money Market Funds	23,095,740	—	—	23,095,740

	$237,149,580	$512	$1,682	$237,151,774

Derivative Financial Instruments(a)
Assets
Equity Contracts	$11,280	$—	$—	$11,280

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments April 30, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.1%
Axon Enterprise, Inc.(a)	1,382	$847,581
Boeing Co. (The)(a)	14,241	2,609,521
Curtiss-Wright Corp.	726	250,390
General Dynamics Corp.	4,624	1,258,283
General Electric Co.	20,399	4,111,214
HEICO Corp.	813	203,868
HEICO Corp., Class A	1,486	298,582
Howmet Aerospace, Inc.	7,614	1,055,148
L3Harris Technologies, Inc.	3,600	792,072
Lockheed Martin Corp.	3,995	1,908,611
Northrop Grumman Corp.	2,752	1,338,848
RTX Corp.	25,371	3,200,044
Textron, Inc.	3,630	255,443
TransDigm Group, Inc.	1,066	1,506,333

		19,635,938

Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	2,670	293,460
FedEx Corp.	4,216	886,751
United Parcel Service, Inc., Class B	13,895	1,324,194

		2,504,405

Automobile Components — 0.0%
Aptiv PLC(a)	4,583	261,506

Automobiles — 1.8%
Ford Motor Co.	74,478	745,525
General Motors Co.	18,930	856,393
Tesla, Inc.(a)	53,297	15,038,282

		16,640,200

Banks — 3.3%
Bank of America Corp.	130,167	5,191,060
Citigroup, Inc.	35,967	2,459,424
Citizens Financial Group, Inc.	8,366	308,622
East West Bancorp, Inc.	2,636	225,510
Fifth Third Bancorp	12,937	464,956
First Citizens BancShares, Inc., Class A	202	359,386
Huntington Bancshares, Inc.	27,480	399,284
JPMorgan Chase & Co.	53,199	13,013,539
KeyCorp	18,877	280,135
M&T Bank Corp.	3,171	538,309
PNC Financial Services Group, Inc. (The)	7,597	1,220,762
Regions Financial Corp.	17,446	356,073
Truist Financial Corp.	24,836	952,212
U.S. Bancorp	29,519	1,190,796
Wells Fargo & Co.	62,638	4,447,924

		31,407,992

Beverages — 1.2%
Brown-Forman Corp., Class A	914	31,633
Brown-Forman Corp., Class B, NVS	5,619	195,766
Coca-Cola Co. (The)	74,377	5,396,051
Constellation Brands, Inc., Class A	2,939	551,180
Keurig Dr. Pepper, Inc.	20,703	716,117
Monster Beverage Corp.(a)	13,040	783,965
PepsiCo, Inc.	26,222	3,555,179

		11,229,891

Biotechnology — 2.0%
AbbVie, Inc.	33,653	6,565,700
Alnylam Pharmaceuticals, Inc.(a)	2,457	646,781
Amgen, Inc.	10,229	2,975,821
Biogen, Inc.(a)	2,758	333,939

Security	Shares	Value

Biotechnology (continued)
BioMarin Pharmaceutical, Inc.(a)	3,610	$229,921
Exact Sciences Corp.(a)	3,512	160,288
Gilead Sciences, Inc.	23,719	2,527,022
Incyte Corp.(a)	3,122	195,624
Moderna, Inc.(a)	6,386	182,256
Natera, Inc.(a)(b)	2,415	364,496
Neurocrine Biosciences, Inc.(a)	1,877	202,134
Regeneron Pharmaceuticals, Inc.	2,010	1,203,508
Sarepta Therapeutics, Inc.(a)	1,736	108,326
Summit Therapeutics, Inc.(a)(b)	2,138	51,569
United Therapeutics Corp.(a)	728	220,649
Vaxcyte, Inc.(a)(b)	2,068	74,117
Vertex Pharmaceuticals, Inc.(a)	4,900	2,496,550

		18,538,701

Broadline Retail — 3.9%
Amazon.com, Inc.(a)	182,259	33,612,205
Coupang, Inc., Class A(a)	22,875	534,589
eBay, Inc.	9,145	623,323
MercadoLibre, Inc.(a)(b)	926	2,158,367

		36,928,484

Building Products — 0.6%
Advanced Drainage Systems, Inc.	1,344	152,531
Allegion PLC	1,681	233,995
Builders FirstSource, Inc.(a)	2,180	260,793
Carlisle Cos., Inc.	873	331,286
Carrier Global Corp.	15,447	966,055
Johnson Controls International PLC	12,572	1,054,791
Lennox International, Inc.	602	329,144
Masco Corp.	4,202	254,683
Owens Corning	1,632	237,309
Trane Technologies PLC	4,287	1,643,250

		5,463,837

Capital Markets — 3.3%
Ameriprise Financial, Inc.	1,849	870,916
Ares Management Corp., Class A	3,528	538,126
Bank of New York Mellon Corp. (The)	13,641	1,096,873
BlackRock, Inc.(c)	2,771	2,533,415
Blackstone, Inc., Class A	13,926	1,834,194
Blue Owl Capital, Inc., Class A	9,455	175,201
Carlyle Group, Inc. (The)	4,240	163,834
Charles Schwab Corp. (The)	29,934	2,436,628
CME Group, Inc., Class A	6,843	1,896,058
Coinbase Global, Inc., Class A(a)	3,943	799,995
FactSet Research Systems, Inc.	717	309,902
Goldman Sachs Group, Inc. (The)	5,944	3,254,637
Interactive Brokers Group, Inc., Class A	2,022	347,481
Intercontinental Exchange, Inc.	10,864	1,824,826
Jefferies Financial Group, Inc.	3,081	143,975
KKR & Co., Inc., Class A	12,679	1,448,829
LPL Financial Holdings, Inc.	1,523	487,040
Moody’s Corp.	2,977	1,348,938
Morgan Stanley	23,675	2,732,569
Morningstar, Inc.	495	140,936
MSCI, Inc., Class A	1,504	819,845
Nasdaq, Inc.	7,377	562,201
Northern Trust Corp.	3,783	355,526
Raymond James Financial, Inc.	3,524	482,929
Robinhood Markets, Inc., Class A(a)	9,764	479,510
S&P Global, Inc.	5,862	2,931,293
State Street Corp.	5,563	490,100

26	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
T Rowe Price Group, Inc.	4,221	$373,770
Tradeweb Markets, Inc., Class A	2,209	305,505

		31,185,052

Chemicals — 1.3%
Air Products & Chemicals, Inc.	4,230	1,146,711
Albemarle Corp.	2,218	129,864
Celanese Corp., Class A	2,073	92,269
CF Industries Holdings, Inc.	3,286	257,524
Corteva, Inc.	13,045	808,660
Dow, Inc.	13,287	406,449
DuPont de Nemours, Inc.	7,958	525,148
Eastman Chemical Co.	2,293	176,561
Ecolab, Inc.	4,840	1,216,921
International Flavors & Fragrances, Inc.	4,879	382,806
Linde PLC	9,056	4,104,451
LyondellBasell Industries NV, Class A	4,948	288,023
PPG Industries, Inc.	4,514	491,394
RPM International, Inc.	2,462	262,819
Sherwin-Williams Co. (The)	4,423	1,560,965
Westlake Corp.	677	62,575

		11,913,140

Commercial Services & Supplies — 0.7%
Cintas Corp.	6,569	1,390,526
Clean Harbors, Inc.(a)	975	208,591
Copart, Inc.(a)	16,631	1,014,990
Republic Services, Inc.	3,888	974,916
Rollins, Inc.	5,630	321,642
Tetra Tech, Inc.	5,024	156,699
Veralto Corp.	4,506	432,125
Waste Management, Inc.	7,011	1,636,087

		6,135,576

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	19,600	1,612,492
Cisco Systems, Inc.	75,647	4,367,101
F5, Inc.(a)	1,098	290,685
Juniper Networks, Inc.	6,264	227,509
Motorola Solutions, Inc.	3,183	1,401,761

		7,899,548

Construction & Engineering — 0.2%
AECOM	2,621	258,562
Comfort Systems U.S.A., Inc.	679	269,937
EMCOR Group, Inc.	889	356,222
Quanta Services, Inc.	2,780	813,678

		1,698,399

Construction Materials — 0.3%
CRH PLC	12,937	1,234,449
Martin Marietta Materials, Inc.	1,179	617,772
Vulcan Materials Co.	2,531	663,957

		2,516,178

Consumer Finance — 0.6%
American Express Co.	10,525	2,803,965
Capital One Financial Corp.	7,241	1,305,263
Discover Financial Services	4,761	869,692
Synchrony Financial	7,428	385,884

		5,364,804

Consumer Staples Distribution & Retail — 2.2%
Casey’s General Stores, Inc.	717	331,677
Costco Wholesale Corp.	8,453	8,406,509
Dollar General Corp.	4,196	393,123

Security	Shares	Value

Consumer Staples Distribution & Retail (continued)
Dollar Tree, Inc.(a)	3,924	$320,866
Kroger Co. (The)	12,806	924,721
Performance Food Group Co.(a)	2,976	240,044
Sprouts Farmers Market, Inc.(a)	1,900	324,900
Sysco Corp.	9,318	665,305
Target Corp.	8,728	843,998
U.S. Foods Holding Corp.(a)	4,370	286,934
Walmart, Inc.	82,528	8,025,848

		20,763,925

Containers & Packaging — 0.2%
Amcor PLC	43,448	399,722
Avery Dennison Corp.	1,530	261,798
Ball Corp.	5,693	295,694
International Paper Co.	9,895	452,004
Packaging Corp. of America	1,697	314,980
Smurfit WestRock PLC	9,508	399,526

		2,123,724

Distributors — 0.1%
Genuine Parts Co.	2,676	314,564
Pool Corp.	729	213,699

		528,263

Diversified Consumer Services — 0.0%
Service Corp. International	2,806	224,199

Diversified REITs — 0.0%
WP Carey, Inc.	4,173	260,562

Diversified Telecommunication Services — 0.8%
AT&T Inc.	136,584	3,783,377
Verizon Communications, Inc.	80,027	3,525,989

		7,309,366

Electric Utilities — 1.5%
Alliant Energy Corp.	4,900	299,096
American Electric Power Co., Inc.	10,172	1,102,034
Constellation Energy Corp.	5,965	1,332,820
Duke Energy Corp.	14,662	1,789,057
Edison International	7,262	388,590
Entergy Corp.	7,986	664,196
Evergy, Inc.	4,373	302,174
Eversource Energy	6,985	415,468
Exelon Corp.	18,827	882,986
FirstEnergy Corp.	9,675	414,864
NextEra Energy, Inc.	39,065	2,612,667
NRG Energy, Inc.	3,720	407,638
PG&E Corp.	41,692	688,752
PPL Corp.	13,995	510,817
Southern Co. (The)	20,781	1,909,566
Xcel Energy, Inc.	10,928	772,610

		14,493,335

Electrical Equipment — 0.8%
AMETEK, Inc.	4,382	743,100
Eaton Corp. PLC	7,520	2,213,662
Emerson Electric Co.	10,841	1,139,497
GE Vernova, Inc.	5,254	1,948,288
Hubbell, Inc.	1,018	369,717
nVent Electric PLC	3,145	172,692
Regal Rexnord Corp.	1,295	137,063
Rockwell Automation, Inc.	2,195	543,658
Vertiv Holdings Co., Class A	6,883	587,671

		7,855,348

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	22,941	$1,765,310
CDW Corp.	2,566	411,997
Coherent Corp.(a)	2,837	182,476
Corning, Inc.	14,782	656,025
Flex Ltd.(a)	7,383	253,532
Jabil, Inc.(b)	2,020	296,051
Keysight Technologies, Inc.(a)	3,292	478,657
TE Connectivity PLC	5,728	838,465
Teledyne Technologies, Inc.(a)	895	417,097
Trimble, Inc.(a)	4,716	293,052
Zebra Technologies Corp., Class A(a)	964	241,308

		5,833,970

Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	18,807	665,768
Halliburton Co.	16,755	332,084
Schlumberger NV	26,876	893,627

		1,891,479

Entertainment — 1.7%
Electronic Arts, Inc.	4,511	654,501
Liberty Media Corp. - Liberty Formula One, Class A(a)	475	38,261
Liberty Media Corp. - Liberty Formula One, Class C, NVS(a)	4,026	356,985
Live Nation Entertainment, Inc.(a)	2,821	373,642
Netflix, Inc.(a)	8,138	9,209,937
ROBLOX Corp., Class A(a)	10,383	696,180
Take-Two Interactive Software, Inc.(a)	3,119	727,725
Walt Disney Co. (The)	34,430	3,131,409
Warner Bros Discovery, Inc., Class A(a)(b)	42,562	369,013

		15,557,653

Financial Services — 4.8%
Apollo Global Management, Inc.	7,601	1,037,384
Berkshire Hathaway, Inc., Class B(a)	34,295	18,287,809
Block, Inc., Class A(a)	10,737	627,792
Corpay, Inc.(a)	1,299	422,656
Equitable Holdings, Inc.	6,011	297,244
Fidelity National Information Services, Inc.	10,242	807,889
Fiserv, Inc.(a)	10,798	1,992,987
Global Payments, Inc.	4,822	367,967
Jack Henry & Associates, Inc.	1,431	248,178
Mastercard, Inc., Class A	15,423	8,452,729
PayPal Holdings, Inc.(a)	19,065	1,255,240
Toast, Inc., Class A(a)	9,229	328,368
Visa, Inc., Class A	32,821	11,339,656

		45,465,899

Food Products — 0.6%
Archer-Daniels-Midland Co.	9,124	435,671
Bunge Global SA	2,662	209,553
Conagra Brands, Inc.	9,089	224,589
General Mills, Inc.	10,675	605,699
Hershey Co. (The)	2,809	469,637
Hormel Foods Corp.	5,620	168,038
J M Smucker Co. (The)	2,004	233,005
Kellanova	4,964	410,870
Kraft Heinz Co. (The)	16,756	487,600
Lamb Weston Holdings, Inc.	2,756	145,544
McCormick & Co., Inc., NVS	4,834	370,574
Mondelez International, Inc., Class A	25,554	1,740,994
The Campbell’s Co.	3,782	137,892
Tyson Foods, Inc., Class A	5,353	327,818

		5,967,484

Security	Shares	Value

Gas Utilities — 0.0%
Atmos Energy Corp.	2,961	$475,625

Ground Transportation — 1.0%
CSX Corp.	36,714	1,030,562
JB Hunt Transport Services, Inc.	1,588	207,361
Norfolk Southern Corp.	4,316	967,000
Old Dominion Freight Line, Inc.	3,546	543,531
Saia, Inc.(a)(b)	508	123,952
Uber Technologies, Inc.(a)	40,003	3,240,643
U-Haul Holding Co.(a)	179	10,989
U-Haul Holding Co., NVS	1,861	101,983
Union Pacific Corp.	11,510	2,482,246
XPO, Inc.(a)(b)	2,217	235,268

		8,943,535

Health Care Equipment & Supplies — 2.4%
Abbott Laboratories	32,996	4,314,227
Align Technology, Inc.(a)	1,413	244,873
Baxter International, Inc.	9,790	305,154
Becton Dickinson & Co.	5,533	1,145,829
Boston Scientific Corp.(a)	28,027	2,883,137
Cooper Cos., Inc. (The)(a)	3,753	306,508
Dexcom, Inc.(a)	7,427	530,139
Edwards Lifesciences Corp.(a)	11,142	841,110
GE HealthCare Technologies, Inc.	7,476	525,787
Hologic, Inc.(a)	4,266	248,281
IDEXX Laboratories, Inc.(a)	1,569	678,828
Insulet Corp.(a)	1,334	336,555
Intuitive Surgical, Inc.(a)	6,744	3,478,555
Medtronic PLC	24,438	2,071,365
ResMed, Inc.	2,800	662,452
Solventum Corp.(a)	2,636	174,292
STERIS PLC	1,890	424,759
Stryker Corp.	6,884	2,574,065
Zimmer Biomet Holdings, Inc.	3,790	390,560

		22,136,476

Health Care Providers & Services — 2.1%
Cardinal Health, Inc.	4,616	652,195
Cencora, Inc.	3,297	964,933
Centene Corp.(a)	9,603	574,740
Cigna Group (The)	5,199	1,767,868
CVS Health Corp.	23,896	1,594,102
DaVita, Inc.(a)	862	122,016
Elevance Health, Inc.	4,423	1,860,225
HCA Healthcare, Inc.	3,504	1,209,160
Humana, Inc.	2,289	600,267
Labcorp Holdings, Inc.	1,619	390,195
McKesson Corp.	2,414	1,720,675
Molina Healthcare, Inc.(a)	1,090	356,441
Quest Diagnostics, Inc.	2,125	378,718
Tenet Healthcare Corp.(a)	1,842	263,314
UnitedHealth Group, Inc.	17,502	7,201,023
Universal Health Services, Inc., Class B	1,120	198,318

		19,854,190

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	2,960	215,073
Healthpeak Properties, Inc.	13,496	240,769
Ventas, Inc.	8,325	583,416
Welltower, Inc.	12,098	1,846,034

		2,885,292

Health Care Technology — 0.1%
Veeva Systems, Inc., Class A(a)	2,815	657,837

28	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	13,320	$188,078

Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A(a)	7,947	968,898
Booking Holdings, Inc.	630	3,212,546
Carnival Corp.(a)	19,629	359,996
Cava Group, Inc.(a)(b)	1,334	123,301
Chipotle Mexican Grill, Inc.(a)	25,750	1,300,890
Darden Restaurants, Inc.	2,231	447,628
Domino’s Pizza, Inc.	662	324,625
DoorDash, Inc., Class A(a)	6,776	1,307,023
DraftKings, Inc., Class A(a)	9,162	305,003
Expedia Group, Inc.	2,341	367,373
Flutter Entertainment PLC(a)	3,010	725,380
Hilton Worldwide Holdings, Inc.	4,531	1,021,650
Las Vegas Sands Corp.	7,200	264,024
Marriott International, Inc., Class A	4,321	1,030,904
McDonald’s Corp.	13,641	4,360,346
Royal Caribbean Cruises Ltd.	4,710	1,012,226
Starbucks Corp.	21,613	1,730,121
Texas Roadhouse, Inc.	1,282	212,761
Yum! Brands, Inc.	5,362	806,659

		19,881,354

Household Durables — 0.3%
DR Horton, Inc.	5,480	692,343
Garmin Ltd.	2,924	546,408
Lennar Corp., Class A	4,340	471,367
Lennar Corp., Class B	153	15,816
NVR, Inc.(a)	53	377,665
PulteGroup, Inc.	3,892	399,241
Toll Brothers, Inc.	1,962	197,907

		2,700,747

Household Products — 1.1%
Church & Dwight Co., Inc.	4,655	462,428
Clorox Co. (The)	2,391	340,239
Colgate-Palmolive Co.	15,528	1,431,526
Kimberly-Clark Corp.	6,338	835,222
Procter & Gamble Co. (The)	44,658	7,260,051

		10,329,466

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	13,515	135,150
Vistra Corp.	6,451	836,243

		971,393

Industrial Conglomerates — 0.4%
3M Co.	10,362	1,439,385
Honeywell International, Inc.	12,395	2,609,148

		4,048,533

Industrial REITs — 0.2%
Lineage, Inc.(b)	1,334	64,339
Prologis, Inc.	17,611	1,799,844

		1,864,183

Insurance — 2.3%
Aflac, Inc.	9,416	1,023,331
Allstate Corp. (The)	5,020	995,918
American International Group, Inc.	11,521	939,192
Aon PLC, Class A	4,127	1,464,218
Arch Capital Group Ltd.	7,078	641,833
Arthur J. Gallagher & Co.	4,702	1,507,884
Brown & Brown, Inc.	4,648	514,069
Chubb Ltd.	7,097	2,030,310

Security	Shares	Value

Insurance (continued)
Cincinnati Financial Corp.	2,958	$411,783
Erie Indemnity Co., Class A, NVS	484	173,572
Everest Group Ltd.	825	296,035
Fidelity National Financial, Inc., Class A	4,876	312,308
Hartford Insurance Group, Inc. (The)	5,482	672,477
Loews Corp.	3,398	295,048
Markel Group, Inc.(a)	243	441,920
Marsh & McLennan Cos., Inc.	9,409	2,121,447
MetLife, Inc.	11,084	835,401
Principal Financial Group, Inc.	4,439	329,152
Progressive Corp. (The)	11,120	3,132,949
Prudential Financial, Inc.	6,760	694,320
Reinsurance Group of America, Inc.	1,261	236,198
RenaissanceRe Holdings Ltd.	927	224,269
Travelers Cos., Inc. (The)	4,357	1,150,814
Unum Group	3,129	242,998
W. R. Berkley Corp.	5,815	416,877
Willis Towers Watson PLC	1,907	586,975

		21,691,298

Interactive Media & Services — 6.1%
Alphabet, Inc., Class A	111,092	17,641,410
Alphabet, Inc., Class C, NVS	97,573	15,698,520
Meta Platforms, Inc., Class A	41,707	22,897,143
Pinterest, Inc., Class A(a)(b)	11,341	287,154
Reddit, Inc., Class A(a)	2,014	234,772
Snap, Inc., Class A, NVS(a)(b)	20,586	163,864

		56,922,863

IT Services — 1.4%
Accenture PLC, Class A	11,882	3,554,500
Akamai Technologies, Inc.(a)	2,860	230,459
Cloudflare, Inc., Class A(a)	5,858	707,529
Cognizant Technology Solutions Corp., Class A	9,485	697,812
Gartner, Inc.(a)	1,468	618,146
GoDaddy, Inc., Class A(a)	2,568	483,631
International Business Machines Corp.	17,601	4,256,274
MongoDB, Inc., Class A(a)	1,476	254,123
Okta, Inc., Class A(a)	3,102	347,920
Snowflake, Inc., Class A(a)	6,129	977,514
Twilio, Inc., Class A(a)	2,800	270,788
VeriSign, Inc.(a)	1,578	445,185

		12,843,881

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	5,440	585,344
Avantor, Inc.(a)	12,897	167,532
Bio-Techne Corp.	2,981	150,093
Danaher Corp.	12,477	2,487,040
Illumina, Inc.(a)	3,041	235,982
IQVIA Holdings, Inc.(a)	3,152	488,781
Mettler-Toledo International, Inc.(a)	407	435,722
Revvity, Inc.	2,334	218,066
Thermo Fisher Scientific, Inc.	7,266	3,117,114
Waters Corp.(a)	1,133	393,978
West Pharmaceutical Services, Inc.	1,387	293,059

		8,572,711

Machinery — 1.6%
Caterpillar, Inc.	9,186	2,840,954
CNH Industrial NV	17,274	199,860
Cummins, Inc.	2,593	761,927
Deere & Co.	4,751	2,202,374
Dover Corp.	2,615	446,250
Fortive Corp.	6,667	464,623

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Graco, Inc.	3,217	$262,539
IDEX Corp.	1,438	250,169
Illinois Tool Works, Inc.	5,607	1,345,175
Ingersoll Rand, Inc.	7,697	580,585
Nordson Corp.	978	185,400
Otis Worldwide Corp.	7,703	741,568
PACCAR, Inc.	9,759	880,359
Parker-Hannifin Corp.	2,446	1,479,977
Pentair PLC	3,096	280,900
Snap-on, Inc.	1,002	314,438
Stanley Black & Decker, Inc.	2,853	171,237
Westinghouse Air Brake Technologies Corp.	3,273	604,654
Xylem, Inc.	4,606	555,345

		14,568,334

Media — 0.5%
Charter Communications, Inc., Class A(a)	1,848	724,157
Comcast Corp., Class A	71,832	2,456,655
Fox Corp., Class A, NVS	4,141	206,180
Fox Corp., Class B	2,610	120,687
News Corp., Class A, NVS	7,244	196,457
News Corp., Class B	1,948	61,206
Omnicom Group, Inc.	3,740	284,839
Trade Desk, Inc. (The), Class A(a)	8,478	454,675

		4,504,856

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	27,241	981,493
Newmont Corp.	21,650	1,140,522
Nucor Corp.	4,421	527,735
Reliance, Inc.	1,058	304,947
Southern Copper Corp.	1,728	154,691
Steel Dynamics, Inc.	2,708	351,255

		3,460,643

Multi-Utilities — 0.7%
Ameren Corp.	5,070	503,147
CenterPoint Energy, Inc.	12,286	476,451
CMS Energy Corp.	5,726	421,720
Consolidated Edison, Inc.	6,604	744,601
Dominion Energy, Inc.	15,861	862,521
DTE Energy Co.	3,947	540,739
NiSource, Inc.	8,904	348,235
Public Service Enterprise Group, Inc.	9,475	757,337
Sempra	11,912	884,704
WEC Energy Group, Inc.	6,003	657,449

		6,196,904

Office REITs — 0.0%
BXP, Inc.	2,999	191,126

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc.	4,278	988,689
Chevron Corp.	31,185	4,243,031
ConocoPhillips	24,209	2,157,506
Coterra Energy, Inc.	14,247	349,906
Devon Energy Corp.	12,496	380,003
Diamondback Energy, Inc.	3,602	475,500
EOG Resources, Inc.	10,681	1,178,435
EQT Corp.	10,747	531,332
Expand Energy Corp.	3,810	395,859
Exxon Mobil Corp.	82,558	8,720,602
Hess Corp.	5,321	686,675
Kinder Morgan, Inc.	37,236	979,307
Marathon Petroleum Corp.	6,119	840,812

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp.	12,817	$505,118
ONEOK, Inc.	11,728	963,572
Phillips 66	7,860	817,912
Targa Resources Corp.	4,114	703,083
Texas Pacific Land Corp.	368	474,304
Valero Energy Corp.	6,039	701,067
Williams Cos., Inc. (The)	23,060	1,350,624

		27,443,337

Passenger Airlines — 0.1%
Delta Air Lines, Inc.	12,283	511,341
Southwest Airlines Co.	11,471	320,729
United Airlines Holdings, Inc.(a)	6,198	426,547

		1,258,617

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	4,444	266,462
Kenvue, Inc.	33,148	782,293

		1,048,755

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	38,692	1,942,339
Eli Lilly & Co.	15,256	13,714,381
Johnson & Johnson	45,823	7,162,593
Merck & Co., Inc.	48,236	4,109,707
Pfizer, Inc.	107,958	2,635,255
Royalty Pharma PLC, Class A	7,644	250,876
Viatris, Inc.	23,245	195,723
Zoetis, Inc., Class A	8,605	1,345,822

		31,356,696

Professional Services — 0.7%
Automatic Data Processing, Inc.	7,758	2,332,055
Booz Allen Hamilton Holding Corp., Class A	2,442	293,089
Broadridge Financial Solutions, Inc.	2,233	541,279
Equifax, Inc.	2,349	611,045
Jacobs Solutions, Inc.	2,417	299,225
Leidos Holdings, Inc.	2,561	376,928
Paychex, Inc.	6,195	911,408
Paycom Software, Inc.	948	214,618
SS&C Technologies Holdings, Inc.	4,068	307,541
TransUnion	3,687	305,873
Verisk Analytics, Inc.	2,719	805,993

		6,999,054

Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A(a)	5,762	704,001
CoStar Group, Inc.(a)(b)	7,934	588,465
Jones Lang LaSalle, Inc.(a)	886	201,485
Zillow Group, Inc., Class A(a)	1,045	68,949
Zillow Group, Inc., Class C, NVS(a)	3,054	205,626

		1,768,526

Residential REITs — 0.4%
American Homes 4 Rent, Class A	6,044	225,985
AvalonBay Communities, Inc.	2,695	565,896
Camden Property Trust	2,027	230,673
Equity LifeStyle Properties, Inc.	3,438	222,714
Equity Residential	6,540	459,500
Essex Property Trust, Inc.	1,222	341,121
Invitation Homes, Inc.	10,902	372,739
Mid-America Apartment Communities, Inc.	2,206	352,188
Sun Communities, Inc.	2,361	293,779
UDR, Inc.	5,704	238,884

		3,303,479

30	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs — 0.3%
Kimco Realty Corp.	12,810	$255,944
Realty Income Corp.	16,589	959,840
Regency Centers Corp.	3,216	232,131
Simon Property Group, Inc.	5,843	919,571

		2,367,486

Semiconductors & Semiconductor Equipment — 9.6%
Advanced Micro Devices, Inc.(a)	30,830	3,001,300
Analog Devices, Inc.	9,456	1,843,163
Applied Materials, Inc.	15,458	2,329,675
Astera Labs, Inc.(a)	477	31,153
Broadcom, Inc.	87,576	16,855,753
Enphase Energy, Inc.(a)	2,586	115,310
Entegris, Inc.	2,855	225,888
First Solar, Inc.(a)	1,945	244,720
Intel Corp.	82,129	1,650,793
KLA Corp.	2,532	1,779,211
Lam Research Corp.	24,501	1,755,987
Marvell Technology, Inc.	16,391	956,743
Microchip Technology, Inc.	10,149	467,666
Micron Technology, Inc.	21,110	1,624,414
Monolithic Power Systems, Inc.	889	527,266
NVIDIA Corp.	449,389	48,947,450
NXP Semiconductors NV	4,872	897,958
ON Semiconductor Corp.(a)	8,178	324,666
QUALCOMM, Inc.	21,065	3,127,310
Skyworks Solutions, Inc.	3,050	196,054
Teradyne, Inc.	3,082	228,715
Texas Instruments, Inc.	17,394	2,783,910

		89,915,105

Software — 10.8%
Adobe, Inc.(a)	8,291	3,108,959
ANSYS, Inc.(a)	1,660	534,321
AppLovin Corp., Class A(a)	4,437	1,194,929
Atlassian Corp., Class A(a)	3,095	706,620
Autodesk, Inc.(a)	4,113	1,127,990
Bentley Systems, Inc., Class B	2,551	109,668
Cadence Design Systems, Inc.(a)	5,233	1,558,073
Crowdstrike Holdings, Inc., Class A(a)	4,378	1,877,593
Datadog, Inc., Class A(a)	5,931	605,911
Docusign, Inc.(a)	3,874	316,700
Dynatrace, Inc.(a)	5,261	247,109
Fair Isaac Corp.(a)	452	899,335
Fortinet, Inc.(a)	12,342	1,280,606
Gen Digital, Inc.	10,917	282,423
Guidewire Software, Inc.(a)	1,578	323,127
HubSpot, Inc.(a)	948	579,702
Intuit, Inc.	5,327	3,342,533
Manhattan Associates, Inc.(a)	1,151	204,176
Microsoft Corp.	141,600	55,968,816
MicroStrategy, Inc., Class A(a)(b)	4,582	1,741,664
Nutanix, Inc., Class A(a)	4,782	328,523
Oracle Corp.	30,895	4,347,544
Palantir Technologies, Inc., Class A(a)	41,126	4,870,963
Palo Alto Networks, Inc.(a)(b)	12,461	2,329,335
PTC, Inc.(a)	2,294	355,501
Roper Technologies, Inc.	2,026	1,134,722
Salesforce, Inc.	17,616	4,733,595
ServiceNow, Inc.(a)	3,933	3,756,054
Synopsys, Inc.(a)	2,945	1,351,785
Tyler Technologies, Inc.(a)	799	434,097
Workday, Inc., Class A(a)	4,017	984,165

Security	Shares	Value

Software (continued)
Zoom Communications, Inc., Class A(a)	4,608	$357,304
Zscaler, Inc.(a)	1,824	412,534

		101,406,377

Specialized REITs — 1.0%
American Tower Corp.	8,892	2,004,346
Crown Castle, Inc.	8,224	869,770
Digital Realty Trust, Inc.	6,312	1,013,329
Equinix, Inc.	1,841	1,584,641
Extra Space Storage, Inc.	4,023	589,450
Gaming & Leisure Properties, Inc.	4,967	237,721
Iron Mountain, Inc.	5,591	501,345
Public Storage	3,007	903,393
SBA Communications Corp.	2,063	502,134
VICI Properties, Inc.	20,122	644,306
Weyerhaeuser Co.	13,853	358,931

		9,209,366

Specialty Retail — 2.0%
AutoZone, Inc.(a)	322	1,211,557
Best Buy Co., Inc.	3,733	248,954
Burlington Stores, Inc.(a)	1,211	272,523
CarMax, Inc.(a)	3,005	194,333
Carvana Co., Class A(a)	2,279	556,874
Dick’s Sporting Goods, Inc.	1,102	206,890
Floor & Decor Holdings, Inc., Class A(a)	2,014	143,880
Home Depot, Inc. (The)	18,890	6,809,656
Lowe’s Cos., Inc.	10,665	2,384,267
O’Reilly Automotive, Inc.(a)	1,098	1,553,890
Ross Stores, Inc.	6,217	864,163
TJX Cos., Inc. (The)	21,458	2,761,215
Tractor Supply Co.	10,260	519,361
Ulta Beauty, Inc.(a)	907	358,846
Williams-Sonoma, Inc.	2,318	358,062

		18,444,471

Technology Hardware, Storage & Peripherals — 6.8%
Apple Inc.	285,815	60,735,687
Dell Technologies, Inc., Class C	5,943	545,330
Hewlett Packard Enterprise Co.	24,876	403,489
HP, Inc.	17,924	458,317
NetApp, Inc.	3,968	356,128
Pure Storage, Inc., Class A(a)(b)	5,847	265,220
Seagate Technology Holdings PLC	3,838	349,373
Super Micro Computer, Inc.(a)(b)	9,542	304,008
Western Digital Corp.(a)	6,551	287,327

		63,704,879

Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	2,928	324,510
Lululemon Athletica, Inc.(a)	2,034	550,746
NIKE, Inc., Class B	22,182	1,251,065

		2,126,321

Tobacco — 0.7%
Altria Group, Inc.	32,296	1,910,308
Philip Morris International, Inc.	29,521	5,058,719

		6,969,027

Trading Companies & Distributors — 0.4%
Fastenal Co.	10,920	884,192
Ferguson Enterprises, Inc.	3,799	644,538
FTAI Aviation Ltd.	1,871	200,403
United Rentals, Inc.	1,254	791,838

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar U.S. Equity ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Watsco, Inc.	663	$304,874
WW Grainger, Inc.	850	870,664

		3,696,509

Water Utilities — 0.1%
American Water Works Co., Inc.	3,727	547,906

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	8,807	2,174,889

Total Long-Term Investments — 99.7% (Cost: $700,033,520)		935,228,983

Short-Term Securities

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	7,196,688	7,199,567
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,903,827	1,903,827

Total Short-Term Securities — 1.0% (Cost: $9,102,050)		9,103,394

Total Investments — 100.7% (Cost: $709,135,570)		944,332,377

Liabilities in Excess of Other Assets — (0.7)%		(6,511,271)

Net Assets — 100.0%		$937,821,106

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,718,202	$3,487,512	(a)	$—	$(6,411)	$264	$7,199,567	7,196,688	$25,371	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,089,252	814,575	(a)	—	—	—	1,903,827	1,903,827	96,817		—
BlackRock, Inc.	2,088,089	823,458		(893,034)	369,487	145,415	2,533,415	2,771	61,395		—

					$363,076	$145,679	$11,636,809		$183,583		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

32	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar U.S. Equity ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	9	06/20/25	$2,514	$30,089

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$30,089	$—	$—	$—	$30,089

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$118,377	$—	$—	$—	$118,377

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$71,514	$—	$—	$—	$71,514

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,584,216

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar U.S. Equity ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$935,228,983	$—	$—	$935,228,983
Short-Term Securities
Money Market Funds	9,103,394	—	—	9,103,394

	$944,332,377	$—	$—	$944,332,377

Derivative Financial Instruments(a)
Assets
Equity Contracts	$30,089	$—	$—	$30,089

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

34	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments April 30, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.7%
Boeing Co. (The)(a)	31,320	$5,739,077
General Dynamics Corp.	10,197	2,774,808
General Electric Co.	16,613	3,348,184
L3Harris Technologies, Inc.	4,521	994,710
Lockheed Martin Corp.	8,744	4,177,446
Northrop Grumman Corp.	6,048	2,942,352
RTX Corp.	55,866	7,046,378
Textron, Inc.	4,711	331,513

		27,354,468

Air Freight & Logistics — 0.6%
Expeditors International of Washington, Inc.	5,946	653,525
FedEx Corp.	9,269	1,949,549
United Parcel Service, Inc., Class B	30,547	2,911,129

		5,514,203

Automobile Components — 0.0%
Aptiv PLC(a)	5,355	305,556

Automobiles — 0.4%
Ford Motor Co.	165,060	1,652,251
General Motors Co.	41,613	1,882,572

		3,534,823

Banks — 6.9%
Bank of America Corp.	286,627	11,430,685
Citigroup, Inc.	78,906	5,395,592
Citizens Financial Group, Inc.	18,652	688,072
East West Bancorp, Inc.	5,916	506,114
Fifth Third Bancorp	28,640	1,029,322
Huntington Bancshares, Inc.	60,936	885,400
JPMorgan Chase & Co.	117,146	28,656,254
KeyCorp	42,018	623,547
M&T Bank Corp.	6,983	1,185,434
PNC Financial Services Group, Inc. (The)	16,723	2,687,219
Regions Financial Corp.	38,773	791,357
Truist Financial Corp.	54,855	2,103,141
U.S. Bancorp	65,365	2,636,824
Wells Fargo & Co.	137,931	9,794,480

		68,413,441

Beverages — 2.2%
Brown-Forman Corp., Class A	1,028	35,579
Brown-Forman Corp., Class B, NVS	6,232	217,123
Coca-Cola Co. (The)	163,865	11,888,406
Constellation Brands, Inc., Class A	3,483	653,202
Keurig Dr. Pepper, Inc.	30,215	1,045,137
PepsiCo, Inc.	57,659	7,817,407

		21,656,854

Biotechnology — 3.1%
AbbVie, Inc.	74,043	14,445,789
Amgen, Inc.	22,543	6,558,210
Biogen, Inc.(a)	6,118	740,767
BioMarin Pharmaceutical, Inc.(a)	3,216	204,827
Gilead Sciences, Inc.	52,259	5,567,674
Moderna, Inc.(a)	14,001	399,589
Regeneron Pharmaceuticals, Inc.	4,433	2,654,303
Summit Therapeutics, Inc.(a)(b)	2,302	55,524
United Therapeutics Corp.(a)	434	131,541

		30,758,224

Security	Shares	Value

Broadline Retail — 0.1%
Coupang, Inc., Class A(a)	23,602	$551,579
eBay, Inc.	11,688	796,654

		1,348,233

Building Products — 0.6%
Allegion PLC	1,311	182,491
Builders FirstSource, Inc.(a)	4,854	580,684
Carrier Global Corp.	33,957	2,123,671
Johnson Controls International PLC	15,767	1,322,851
Masco Corp.	5,603	339,598
Owens Corning	3,612	525,221
Trane Technologies PLC	3,210	1,230,425

		6,304,941

Capital Markets — 4.2%
Ameriprise Financial, Inc.	1,279	602,435
Bank of New York Mellon Corp. (The)	17,851	1,435,399
BlackRock, Inc.(c)	6,100	5,576,986
Blackstone, Inc., Class A	8,425	1,109,657
Carlyle Group, Inc. (The)	9,251	357,459
Charles Schwab Corp. (The)	65,924	5,366,214
CME Group, Inc., Class A	15,098	4,183,354
Goldman Sachs Group, Inc. (The)	13,086	7,165,239
Intercontinental Exchange, Inc.	14,787	2,483,772
Jefferies Financial Group, Inc.	2,225	103,974
KKR & Co., Inc., Class A	10,027	1,145,785
Morgan Stanley	52,159	6,020,192
Nasdaq, Inc.	6,572	500,852
Northern Trust Corp.	8,356	785,297
Raymond James Financial, Inc.	2,787	381,931
S&P Global, Inc.	4,422	2,211,221
State Street Corp.	12,344	1,087,506
T Rowe Price Group, Inc.	9,306	824,046

		41,341,319

Chemicals — 1.8%
Air Products & Chemicals, Inc.	9,316	2,525,474
Albemarle Corp.	4,891	286,368
Celanese Corp., Class A	2,989	133,040
CF Industries Holdings, Inc.	7,276	570,220
Corteva, Inc.	16,311	1,011,119
Dow, Inc.	17,794	544,318
DuPont de Nemours, Inc.	9,929	655,215
Eastman Chemical Co.	4,942	380,534
Ecolab, Inc.	3,451	867,685
International Flavors & Fragrances, Inc.	10,786	846,269
Linde PLC	14,377	6,516,088
LyondellBasell Industries NV, Class A	10,798	628,552
PPG Industries, Inc.	6,417	698,555
RPM International, Inc.	1,784	190,442
Sherwin-Williams Co. (The)	4,397	1,551,789
Westlake Corp.	1,420	131,251

		17,536,919

Commercial Services & Supplies — 0.4%
Republic Services, Inc.	5,085	1,275,064
Veralto Corp.	4,979	477,486
Waste Management, Inc.	8,418	1,964,424

		3,716,974

Communications Equipment — 1.2%
Cisco Systems, Inc.	166,661	9,621,339
F5, Inc.(a)	1,347	356,605

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks, Inc.	13,549	$492,100
Motorola Solutions, Inc.	3,023	1,331,299

		11,801,343

Construction & Engineering — 0.0%
AECOM	1,658	163,562

Construction Materials — 0.3%
CRH PLC	28,484	2,717,943

Consumer Finance — 0.7%
American Express Co.	12,138	3,233,685
Capital One Financial Corp.	15,985	2,881,456
Discover Financial Services	4,244	775,251
Synchrony Financial	9,328	484,590

		7,374,982

Consumer Staples Distribution & Retail — 3.3%
Costco Wholesale Corp.	8,194	8,148,933
Dollar General Corp.	9,283	869,724
Dollar Tree, Inc.(a)	8,609	703,958
Kroger Co. (The)	28,390	2,050,042
Performance Food Group Co.(a)	2,357	190,116
Sysco Corp.	12,450	888,930
Target Corp.	19,340	1,870,178
U.S. Foods Holding Corp.(a)	3,205	210,440
Walmart, Inc.	181,591	17,659,725

		32,592,046

Containers & Packaging — 0.4%
Amcor PLC	95,672	880,182
Avery Dennison Corp.	1,550	265,221
Ball Corp.	5,469	284,060
International Paper Co.	21,775	994,682
Packaging Corp. of America	3,766	699,007
Smurfit WestRock PLC	20,844	875,865

		3,999,017

Distributors — 0.1%
Genuine Parts Co.	5,941	698,365
Pool Corp.	931	272,913

		971,278

Diversified Consumer Services — 0.0%
Service Corp. International	3,238	258,716

Diversified REITs — 0.1%
WP Carey, Inc.	9,071	566,393

Diversified Telecommunication Services — 1.6%
AT&T Inc.	300,917	8,335,401
Verizon Communications, Inc.	176,311	7,768,263

		16,103,664

Electric Utilities — 3.0%
Alliant Energy Corp.	10,648	649,954
American Electric Power Co., Inc.	22,325	2,418,690
Constellation Energy Corp.	7,219	1,613,013
Duke Energy Corp.	32,355	3,947,957
Edison International	16,024	857,444
Entergy Corp.	17,728	1,474,438
Evergy, Inc.	9,586	662,393
Eversource Energy	15,356	913,375
Exelon Corp.	41,805	1,960,655
FirstEnergy Corp.	21,466	920,462
NextEra Energy, Inc.	85,963	5,749,205
NRG Energy, Inc.	8,171	895,378
PG&E Corp.	52,051	859,883

Security	Shares	Value

Electric Utilities (continued)
PPL Corp.	30,791	$1,123,872
Southern Co. (The)	45,770	4,205,805
Xcel Energy, Inc.	24,131	1,706,062

		29,958,586

Electrical Equipment — 0.7%
Eaton Corp. PLC	6,870	2,022,322
Emerson Electric Co.	23,877	2,509,711
GE Vernova, Inc.	4,543	1,684,635
Regal Rexnord Corp.	1,739	184,056
Rockwell Automation, Inc.	2,378	588,983

		6,989,707

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	17,112	1,316,768
CDW Corp.	3,474	557,785
Corning, Inc.	15,292	678,659
Flex Ltd.(a)	9,507	326,470
Jabil, Inc.(b)	2,559	375,047
Keysight Technologies, Inc.(a)	4,813	699,810
TE Connectivity PLC	6,941	1,016,024
Teledyne Technologies, Inc.(a)	905	421,757
Trimble, Inc.(a)	2,889	179,523
Zebra Technologies Corp., Class A(a)	527	131,919

		5,703,762

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	16,913	598,720
Halliburton Co.	37,419	741,645
Schlumberger NV	59,169	1,967,369

		3,307,734

Entertainment — 0.6%
Electronic Arts, Inc.	2,977	431,933
Walt Disney Co. (The)	53,045	4,824,443
Warner Bros Discovery, Inc., Class A(a)	94,441	818,803

		6,075,179

Financial Services — 4.9%
Apollo Global Management, Inc.	8,362	1,141,246
Berkshire Hathaway, Inc., Class B(a)	75,517	40,269,440
Corpay, Inc.(a)(b)	734	238,821
Equitable Holdings, Inc.	11,535	570,406
Fidelity National Information Services, Inc.	8,336	657,543
Fiserv, Inc.(a)	13,017	2,402,548
Global Payments, Inc.	7,009	534,857
PayPal Holdings, Inc.(a)	42,131	2,773,905

		48,588,766

Food Products — 1.2%
Archer-Daniels-Midland Co.	19,894	949,938
Bunge Global SA	5,896	464,133
Conagra Brands, Inc.	19,926	492,371
General Mills, Inc.	23,459	1,331,064
Hershey Co. (The)	4,103	685,981
Hormel Foods Corp.	12,099	361,760
J M Smucker Co. (The)	4,432	515,309
Kellanova	11,123	920,651
Kraft Heinz Co. (The)	36,819	1,071,433
Lamb Weston Holdings, Inc.	3,891	205,484
McCormick & Co., Inc., NVS	4,336	332,398
Mondelez International, Inc., Class A	56,180	3,827,543
The Campbell’s Co.	8,305	302,800
Tyson Foods, Inc., Class A	7,624	466,894

		11,927,759

36	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.1%
Atmos Energy Corp.	6,479	$1,040,722

Ground Transportation — 0.9%
CSX Corp.	80,877	2,270,217
JB Hunt Transport Services, Inc.	1,800	235,044
Norfolk Southern Corp.	4,584	1,027,045
U-Haul Holding Co.(a)	170	10,436
U-Haul Holding Co., NVS(b)	2,042	111,902
Union Pacific Corp.	25,407	5,479,274

		9,133,918

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	72,734	9,509,970
Align Technology, Inc.(a)	1,769	306,568
Baxter International, Inc.	21,462	668,971
Becton Dickinson & Co.	12,170	2,520,285
Boston Scientific Corp.(a)	20,674	2,126,734
Cooper Cos., Inc. (The)(a)	1,937	158,195
GE HealthCare Technologies, Inc.	10,671	750,491
Hologic, Inc.(a)	9,373	545,509
Medtronic PLC	53,809	4,560,851
Solventum Corp.(a)	5,779	382,107
Stryker Corp.	6,882	2,573,317
Zimmer Biomet Holdings, Inc.	8,411	866,754

		24,969,752

Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	10,235	1,446,103
Cencora, Inc.	3,118	912,545
Centene Corp.(a)	21,025	1,258,346
Cigna Group (The)	11,454	3,894,818
CVS Health Corp.	52,523	3,503,809
DaVita, Inc.(a)(b)	786	111,258
Elevance Health, Inc.	9,727	4,090,982
HCA Healthcare, Inc.	7,674	2,648,144
Humana, Inc.	5,023	1,317,232
Labcorp Holdings, Inc.	3,583	863,539
McKesson Corp.	4,019	2,864,703
Molina Healthcare, Inc.(a)	1,205	394,047
Quest Diagnostics, Inc.	4,696	836,921
Tenet Healthcare Corp.(a)	1,454	207,849
UnitedHealth Group, Inc.	38,560	15,865,127
Universal Health Services, Inc., Class B	1,045	185,038

		40,400,461

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	3,061	222,412
Healthpeak Properties, Inc.	29,510	526,458
Ventas, Inc.	9,743	682,790
Welltower, Inc.	8,210	1,252,764

		2,684,424

Hotel & Resort REITs — 0.0%

Host Hotels & Resorts, Inc.	29,203	412,346

Hotels, Restaurants & Leisure — 1.5%
Booking Holdings, Inc.	508	2,590,434
Carnival Corp.(a)	43,504	797,864
Darden Restaurants, Inc.	2,888	579,448
Expedia Group, Inc.	2,355	369,570
Marriott International, Inc., Class A	6,812	1,625,207
McDonald’s Corp.	21,684	6,931,291
Starbucks Corp.	31,087	2,488,514

		15,382,328

Security	Shares	Value

Household Durables — 0.4%
DR Horton, Inc.	12,047	$1,522,018
Garmin Ltd.	1,706	318,800
Lennar Corp., Class A	9,543	1,036,466
Lennar Corp., Class B	430	44,449
NVR, Inc.(a)	45	320,659
PulteGroup, Inc.	5,264	539,981
Toll Brothers, Inc.	2,637	265,994

		4,048,367

Household Products — 2.0%
Clorox Co. (The)	3,235	460,340
Colgate-Palmolive Co.	21,310	1,964,569
Kimberly-Clark Corp.	8,210	1,081,914
Procter & Gamble Co. (The)	98,338	15,986,809

		19,493,632

Independent Power and Renewable Electricity Producers — 0.0%

AES Corp. (The)	29,628	296,280

Industrial Conglomerates — 0.9%
3M Co.	22,815	3,169,232
Honeywell International, Inc.	27,310	5,748,755

		8,917,987

Industrial REITs — 0.4%
Lineage, Inc.(b)	1,461	70,464
Prologis, Inc.	38,784	3,963,725

		4,034,189

Insurance — 3.1%
Aflac, Inc.	20,788	2,259,240
Allstate Corp. (The)	6,288	1,247,476
American International Group, Inc.	25,439	2,073,787
Aon PLC, Class A	4,774	1,693,767
Arch Capital Group Ltd.	15,666	1,420,593
Chubb Ltd.	15,637	4,473,433
Cincinnati Financial Corp.	3,321	462,316
Everest Group Ltd.	1,835	658,453
Fidelity National Financial, Inc., Class A	10,912	698,914
Hartford Insurance Group, Inc. (The)	12,049	1,478,051
Loews Corp.	7,473	648,880
Markel Group, Inc.(a)	210	381,906
Marsh & McLennan Cos., Inc.	13,676	3,083,528
MetLife, Inc.	24,386	1,837,973
Principal Financial Group, Inc.	9,860	731,119
Progressive Corp. (The)	7,447	2,098,118
Prudential Financial, Inc.	14,853	1,525,552
Reinsurance Group of America, Inc.	2,800	524,468
RenaissanceRe Holdings Ltd.	2,079	502,972
Travelers Cos., Inc. (The)	5,013	1,324,084
Unum Group	6,808	528,709
W. R. Berkley Corp.	5,190	372,071
Willis Towers Watson PLC	1,812	557,734

		30,583,144

Interactive Media & Services — 3.0%
Alphabet, Inc., Class A	99,439	15,790,913
Alphabet, Inc., Class C, NVS	87,338	14,051,811

		29,842,724

IT Services — 1.7%
Accenture PLC, Class A	17,082	5,110,080
Akamai Technologies, Inc.(a)	4,149	334,327
Cognizant Technology Solutions Corp., Class A	21,074	1,550,414

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	38,778	$9,377,296
Twilio, Inc., Class A(a)	2,201	212,859

		16,584,976

Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc.	5,050	543,380
Avantor, Inc.(a)(b)	13,118	170,403
Danaher Corp.	27,479	5,477,389
IQVIA Holdings, Inc.(a)	2,868	444,741
Revvity, Inc.	2,578	240,863
Thermo Fisher Scientific, Inc.	10,955	4,699,695
Waters Corp.(a)	939	326,518
West Pharmaceutical Services, Inc.	1,124	237,490

		12,140,479

Machinery — 2.0%
Caterpillar, Inc.	15,086	4,665,647
CNH Industrial NV	37,872	438,179
Cummins, Inc.	3,190	937,350
Deere & Co.	10,461	4,849,301
Dover Corp.	1,804	307,853
Fortive Corp.	5,564	387,755
Illinois Tool Works, Inc.	12,337	2,959,770
Otis Worldwide Corp.	6,437	619,690
PACCAR, Inc.	21,573	1,946,100
Parker-Hannifin Corp.	2,724	1,648,184
Pentair PLC	1,611	146,166
Snap-on, Inc.	1,288	404,187
Stanley Black & Decker, Inc.	3,853	231,257

		19,541,439

Media — 0.9%
Charter Communications, Inc., Class A(a)	4,063	1,592,127
Comcast Corp., Class A	158,194	5,410,235
Fox Corp., Class A, NVS	9,101	453,139
Fox Corp., Class B	5,570	257,557
News Corp., Class A, NVS	4,744	128,657
News Corp., Class B	1,309	41,129
Omnicom Group, Inc.	8,163	621,694

		8,504,538

Metals & Mining — 0.7%
Freeport-McMoRan, Inc.	30,992	1,116,642
Newmont Corp.	47,708	2,513,257
Nucor Corp.	9,722	1,160,515
Reliance, Inc.	2,321	668,982
Southern Copper Corp.	3,692	330,508
Steel Dynamics, Inc.	5,957	772,682

		6,562,586

Multi-Utilities — 1.2%
Ameren Corp.	11,117	1,103,251
CenterPoint Energy, Inc.	26,691	1,035,077
CMS Energy Corp.	7,790	573,734
Consolidated Edison, Inc.	14,518	1,636,904
Dominion Energy, Inc.	15,122	822,334
DTE Energy Co.	8,607	1,179,159
NiSource, Inc.	19,720	771,249
Public Service Enterprise Group, Inc.	11,961	956,043
Sempra	26,429	1,962,882
WEC Energy Group, Inc.	13,254	1,451,578

		11,492,211

Office REITs — 0.0%
BXP, Inc.	6,543	416,985

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.7%
Cheniere Energy, Inc.	9,392	$2,170,585
Chevron Corp.	68,670	9,343,240
ConocoPhillips	53,320	4,751,878
Coterra Energy, Inc.	31,520	774,131
Devon Energy Corp.	27,700	842,357
Diamondback Energy, Inc.	7,923	1,045,915
EOG Resources, Inc.	23,521	2,595,072
EQT Corp.	23,749	1,174,151
Expand Energy Corp.	8,365	869,124
Exxon Mobil Corp.	181,793	19,202,795
Kinder Morgan, Inc.	82,426	2,167,804
Marathon Petroleum Corp.	13,452	1,848,439
Occidental Petroleum Corp.	28,064	1,106,002
ONEOK, Inc.	25,714	2,112,662
Phillips 66	17,297	1,799,926
Valero Energy Corp.	13,141	1,525,539
Williams Cos., Inc. (The)	50,898	2,981,096

		56,310,716

Passenger Airlines — 0.2%
Delta Air Lines, Inc.	17,331	721,489
Southwest Airlines Co.	25,109	702,048
United Airlines Holdings, Inc.(a)	13,647	939,187

		2,362,724

Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	4,694	281,452
Kenvue, Inc.	72,812	1,718,363

		1,999,815

Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	85,389	4,286,528
Johnson & Johnson	100,956	15,780,432
Merck & Co., Inc.	68,027	5,795,900
Pfizer, Inc.	237,672	5,801,574
Royalty Pharma PLC, Class A	16,766	550,260
Viatris, Inc.	50,064	421,539
Zoetis, Inc., Class A	7,913	1,237,593

		33,873,826

Professional Services — 0.4%
Automatic Data Processing, Inc.	9,474	2,847,884
Jacobs Solutions, Inc.	1,832	226,802
Leidos Holdings, Inc.	1,675	246,527
Paychex, Inc.	4,676	687,933
SS&C Technologies Holdings, Inc.	5,244	396,446

		4,405,592

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(a)	3,507	428,485
Jones Lang LaSalle, Inc.(a)	861	195,800
Zillow Group, Inc., Class A(a)(b)	1,273	83,992
Zillow Group, Inc., Class C, NVS(a)	3,793	255,383

		963,660

Residential REITs — 0.4%
American Homes 4 Rent, Class A	5,624	210,281
AvalonBay Communities, Inc.	2,712	569,466
Camden Property Trust	2,424	275,851
Equity LifeStyle Properties, Inc.	2,904	188,121
Equity Residential	8,911	626,087
Essex Property Trust, Inc.	1,366	381,319
Invitation Homes, Inc.	12,119	414,349
Mid-America Apartment Communities, Inc.	3,210	512,477

38	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Residential REITs (continued)
Sun Communities, Inc.	2,759	$343,302
UDR, Inc.	7,532	315,440

		3,836,693

Retail REITs — 0.4%
Kimco Realty Corp.	28,075	560,938
Realty Income Corp.	22,595	1,307,347
Regency Centers Corp.	3,695	266,705
Simon Property Group, Inc.	12,868	2,025,166

		4,160,156

Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	20,822	4,058,624
Applied Materials, Inc.	23,384	3,524,203
Broadcom, Inc.	66,596	12,817,732
Intel Corp.	181,050	3,639,105
KLA Corp.	2,315	1,626,727
Lam Research Corp.	30,603	2,193,317
Microchip Technology, Inc.	14,718	678,206
Micron Technology, Inc.	46,501	3,578,252
NXP Semiconductors NV	10,730	1,977,646
ON Semiconductor Corp.(a)	12,132	481,640
QUALCOMM, Inc.	46,383	6,886,020
Skyworks Solutions, Inc.	6,685	429,712
Texas Instruments, Inc.	38,253	6,122,393

		48,013,577

Software — 0.9%
Adobe, Inc.(a)	7,600	2,849,848
Gen Digital, Inc.	10,181	263,382
MicroStrategy, Inc., Class A(a)(b)	2,870	1,090,916
Oracle Corp.	26,986	3,797,470
Zoom Communications, Inc., Class A(a)	10,140	786,256

		8,787,872

Specialized REITs — 1.4%
American Tower Corp.	19,559	4,408,794
Crown Castle, Inc.	18,177	1,922,400
Digital Realty Trust, Inc.	6,782	1,088,782
Equinix, Inc.	1,608	1,384,086
Extra Space Storage, Inc.	5,125	750,915
Gaming & Leisure Properties, Inc.	10,888	521,100
Iron Mountain, Inc.	4,923	441,445
Public Storage	3,988	1,198,115
VICI Properties, Inc.	44,347	1,419,991
Weyerhaeuser Co.	30,725	796,085

		13,931,713

Specialty Retail — 2.9%
Best Buy Co., Inc.	8,181	545,591
CarMax, Inc.(a)	3,688	238,503
Dick’s Sporting Goods, Inc.	1,515	284,426
Home Depot, Inc. (The)	41,615	15,001,791
Lowe’s Cos., Inc.	23,489	5,251,201
O’Reilly Automotive, Inc.(a)	1,613	2,282,718
TJX Cos., Inc. (The)	27,461	3,533,681

Security	Shares	Value

Specialty Retail (continued)
Tractor Supply Co.	10,578	$535,458
Ulta Beauty, Inc.(a)	1,028	406,718
Williams-Sonoma, Inc.	2,314	357,444

		28,437,531

Technology Hardware, Storage & Peripherals — 7.9%
Apple Inc.	351,166	74,622,775
Dell Technologies, Inc., Class C	7,816	717,196
Hewlett Packard Enterprise Co.	54,929	890,949
HP, Inc.	39,395	1,007,330
NetApp, Inc.	4,761	427,300
Seagate Technology Holdings PLC	8,528	776,304
Western Digital Corp.(a)	14,383	630,838

		79,072,692

Textiles, Apparel & Luxury Goods — 0.3%
NIKE, Inc., Class B	48,755	2,749,782

Tobacco — 1.5%
Altria Group, Inc.	71,132	4,207,458
Philip Morris International, Inc.	65,040	11,145,254

		15,352,712

Trading Companies & Distributors — 0.1%
Ferguson Enterprises, Inc.	3,385	574,299
United Rentals, Inc.	877	553,782

		1,128,081

Water Utilities — 0.0%
American Water Works Co., Inc.	3,449	507,037

Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	11,246	2,777,200

Total Long-Term Investments — 99.8% (Cost: $840,075,165)		992,041,259

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	1,594,170	1,594,808
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,189,375	1,189,375

Total Short-Term Securities — 0.3% (Cost: $2,783,513)		2,784,183

Total Investments — 100.1% (Cost: $842,858,678)		994,825,442

Liabilities in Excess of Other Assets — (0.1)%		(504,809)

Net Assets — 100.0%		$994,320,633

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Value ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$3,558,842	$—	$(1,961,647	)(a)	$(2,507)	$120	$1,594,808	1,594,170	$25,200	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,792,039	—	(602,664	)(a)	—	—	1,189,375	1,189,375	100,099		—
BlackRock, Inc.	4,490,108	1,270,638	(1,063,811)		110,685	769,366	5,576,986	6,100	117,053		—

					$108,178	$769,486	$8,361,169		$242,352		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Russell 1000 Value Index	21	06/20/25	$1,889	$30,413
E-Mini S&P Communication Services Select Sector Index	1	06/20/25	125	335

				$30,748

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$30,748	$—	$—	$—	$30,748

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$72,040	$—	$—	$—	$72,040

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$99,478	$—	$—	$—	$99,478

40	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Schedule of Investments (continued) April 30, 2025	iShares® Morningstar Value ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,308,104

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$992,041,259	$—	$—	$992,041,259
Short-Term Securities
Money Market Funds	2,784,183	—	—	2,784,183

	$994,825,442	$—	$—	$994,825,442

Derivative Financial Instruments(a)
Assets
Equity Contracts	$30,748	$—	$—	$30,748

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Statements of Assets and Liabilities

April 30, 2025

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$642,469,944	$214,056,034	$932,695,568	$986,464,273
Investments, at value — affiliated(c)	9,698,901	23,095,740	11,636,809	8,361,169
Cash	16	611,512	5	9
Cash pledged:
Futures contracts	45,000	73,000	199,000	152,000
Receivables:
Investments sold	—	103	—	—
Securities lending income — affiliated	1,818	7,476	1,589	470
Capital shares sold	27,764	—	—	—
Dividends — unaffiliated	327,002	64,488	509,982	960,885
Dividends — affiliated	4,414	1,604	5,805	8,406
Variation margin on futures contracts	—	—	1,463	1,532

Total assets	652,574,859	237,909,957	945,050,221	995,948,744

LIABILITIES
Collateral on securities loaned	9,136,599	23,092,709	7,206,889	1,596,518
Payables:
Investments purchased	—	22,962	—	—
Investment advisory fees	29,952	6,663	22,226	31,593
Variation margin on futures contracts	2,420	4,830	—	—

Total liabilities	9,168,971	23,127,164	7,229,115	1,628,111

Commitments and contingent liabilities

NET ASSETS	$643,405,888	$214,782,793	$937,821,106	$994,320,633

NET ASSETS CONSIST OF:
Paid-in capital	$607,616,022	$251,480,742	$782,438,543	$865,343,106
Accumulated earnings (loss)	35,789,866	(36,697,949)	155,382,563	128,977,527

NET ASSETS	$643,405,888	$214,782,793	$937,821,106	$994,320,633

NET ASSET VALUE

Shares outstanding	9,000,000	4,050,000	12,200,000	12,600,000

Net asset value	$71.49	$53.03	$76.87	$78.91

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — unaffiliated	$581,147,984	$216,061,375	$698,397,313	$835,442,893
(b) Securities loaned, at value	$8,962,156	$22,296,932	$7,039,977	$1,554,476
(c) Investments, at cost — affiliated	$9,696,804	$23,083,917	$10,738,257	$7,415,785

See notes to financial statements.

42	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Operations

Year Ended April 30, 2025

	iShares Morningstar Mid-Cap Value ETF	iShares Morningstar Small-Cap ETF	iShares Morningstar U.S. Equity ETF	iShares Morningstar Value ETF

INVESTMENT INCOME
Dividends — unaffiliated	$15,316,332	$3,117,809	$13,425,864	$19,936,091
Dividends — affiliated	61,880	20,989	158,212	217,152
Interest — unaffiliated	299	1,805	110	195
Securities lending income — affiliated — net	78,095	135,617	25,371	25,200
Foreign taxes withheld	(2,870)	(2,432)	(3,220)	(5,501)

Total investment income	15,453,736	3,273,788	13,606,337	20,173,137

EXPENSES
Investment advisory	380,139	90,177	312,971	392,497
Interest expense	13	12	11	13

Total expenses	380,152	90,189	312,982	392,510

Net investment income	15,073,584	3,183,599	13,293,355	19,780,627

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	7,242,532	3,354,837	(6,343,444)	14,747,108
Investments — affiliated	(2,416)	2,059	(4,506)	(4,002)
Futures contracts	(110,708)	(49,638)	118,377	72,040
Foreign currency transactions	837	—	131	282
In-kind redemptions — unaffiliated(a)	28,353,876	2,315,646	106,482,661	49,711,167
In-kind redemptions — affiliated(a)	—	—	367,582	112,180

	35,484,121	5,622,904	100,620,801	64,638,775

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(17,467,521)	(2,441,037)	7,632,011	(4,231,283)
Investments — affiliated	195	1,717	145,679	769,486
Futures contracts	15,398	9,922	71,514	99,478

	(17,451,928)	(2,429,398)	7,849,204	(3,362,319)

Net realized and unrealized gain	18,032,193	3,193,506	108,470,005	61,276,456

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$33,105,777	$6,377,105	$121,763,360	$81,057,083

(a) See Note 2 of the Notes to Financial Statements.

See notes to financial statements.

S T A T E M E N T S O F O P E R A T I O N S	43

Statements of Changes in Net Assets

	iShares Morningstar Mid-Cap Value ETF		iShares Morningstar Small-Cap ETF
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$15,073,584	$13,707,749	$3,183,599	$3,211,707
Net realized gain (loss)	35,484,121	10,542,114	5,622,904	(1,938,408)
Net change in unrealized appreciation (depreciation)	(17,451,928)	54,941,671	(2,429,398)	26,548,706

Net increase in net assets resulting from operations	33,105,777	79,191,534	6,377,105	27,822,005

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(15,757,832)	(12,832,610)	(3,073,951)	(3,167,971)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	27,828,236	15,655,924	1,712,963	(15,146,663)

NET ASSETS
Total increase in net assets	45,176,181	82,014,848	5,016,117	9,507,371
Beginning of year	598,229,707	516,214,859	209,766,676	200,259,305

End of year	$643,405,888	$598,229,707	$214,782,793	$209,766,676

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Statements of Changes in Net Assets (continued)

	iShares Morningstar U.S. Equity ETF		iShares Morningstar Value ETF
	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/25	Year Ended 04/30/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$13,293,355	$11,908,937	$19,780,627	$19,693,884
Net realized gain	100,620,801	7,933,565	64,638,775	23,464,815
Net change in unrealized appreciation (depreciation)	7,849,204	148,864,579	(3,362,319)	85,765,443

Net increase in net assets resulting from operations	121,763,360	168,707,081	81,057,083	128,924,142

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(13,415,529)	(11,860,921)	(19,972,638)	(19,636,858)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(28,336,126)	(47,182,146)	37,008,330	4,566,393

NET ASSETS
Total increase in net assets	80,011,705	109,664,014	98,092,775	113,853,677
Beginning of year	857,809,401	748,145,387	896,227,858	782,374,181

End of year	$937,821,106	$857,809,401	$994,320,633	$896,227,858

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

S T A T E M E N T S O F C H A N G E S I N N E T A S S E T S	45

Financial Highlights

(For a share outstanding throughout each period)

	iShares Morningstar Mid-Cap Value ETF

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)

Net asset value, beginning of year	$69.56	$62.19	$65.46	$64.01	$40.13

Net investment income(b)	1.76	1.62	1.53	1.24	1.14
Net realized and unrealized gain (loss)(c)	2.03	7.26	(3.29)	1.50	23.92

Net increase (decrease) from investment operations	3.79	8.88	(1.76)	2.74	25.06

Distributions from net investment income(d)	(1.86)	(1.51)	(1.51)	(1.29)	(1.18)

Net asset value, end of year	$71.49	$69.56	$62.19	$65.46	$64.01

Total Return(e)
Based on net asset value	5.39%	14.49%	(2.60)%	4.28%	63.45%

Ratios to Average Net Assets(f)
Total expenses	0.06%	0.06%	0.06%	0.06%	0.27%

Net investment income	2.38%	2.50%	2.44%	1.88%	2.32%

Supplemental Data
Net assets, end of year (000)	$643,406	$598,230	$516,215	$497,491	$457,694

Portfolio turnover rate(g)	31%	43%	37%	42%	95%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

46	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Small-Cap ETF

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)

Net asset value, beginning of year	$52.44	$46.57	$48.77	$58.27	$35.60

Net investment income(b)	0.81	0.77	0.79	0.72	0.56
Net realized and unrealized gain (loss)(c)	0.56	5.86	(2.20)	(9.50)	22.71

Net increase (decrease) from investment operations	1.37	6.63	(1.41)	(8.78)	23.27

Distributions from net investment income(d)	(0.78)	(0.76)	(0.79)	(0.72)	(0.60)

Net asset value, end of year	$53.03	$52.44	$46.57	$48.77	$58.27

Total Return(e)
Based on net asset value	2.51%	14.32%	(2.85)%	(15.22)%	65.95%

Ratios to Average Net Assets(f)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.22%

Net investment income	1.41%	1.54%	1.67%	1.28%	1.24%

Supplemental Data
Net assets, end of year (000)	$214,783	$209,767	$200,259	$199,971	$241,801

Portfolio turnover rate(g)	25%	28%	28%	41%	175%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar U.S. Equity ETF

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)

Net asset value, beginning of year	$69.46	$57.11	$57.06	$59.02	$40.80

Net investment income(b)	1.00	0.94	0.90	0.79	0.66
Net realized and unrealized gain (loss)(c)	7.41	12.35	0.04	(1.95)	18.21

Net increase (decrease) from investment operations	8.41	13.29	0.94	(1.16)	18.87

Distributions from net investment income(d)	(1.00)	(0.94)	(0.89)	(0.80)	(0.65)

Net asset value, end of year	$76.87	$69.46	$57.11	$57.06	$59.02

Total Return(e)
Based on net asset value	12.08%	23.44%	1.77%	(2.08)%	46.58%

Ratios to Average Net Assets(f)
Total expenses	0.03%	0.03%	0.03%	0.03%	0.18%

Net investment income	1.27%	1.48%	1.65%	1.27%	1.32%

Supplemental Data
Net assets, end of year (000)	$937,821	$857,809	$748,145	$790,314	$891,187

Portfolio turnover rate(g)	4%	5%	4%	6%	131%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

48	2 0 2 5 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L I N F O R M A T I O N

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Value ETF

	Year Ended 04/30/25	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Year Ended 04/30/21 (a)

Net asset value, beginning of year	$73.76	$64.93	$64.89	$63.68	$48.12

Net investment income(b)	1.62	1.61	1.54	1.38	1.55
Net realized and unrealized gain(c)	5.18	8.81	0.00 (d)	1.20	15.58

Net increase from investment operations	6.80	10.42	1.54	2.58	17.13

Distributions from net investment income(e)	(1.65)	(1.59)	(1.50)	(1.37)	(1.57)

Net asset value, end of year	$78.91	$73.76	$64.93	$64.89	$63.68

Total Return(f)
Based on net asset value	9.20%	16.27%	2.53%	4.02%	36.36%

Ratios to Average Net Assets(g)
Total expenses	0.04%	0.04%	0.04%	0.04%	0.22%

Net investment income	2.02%	2.34%	2.43%	2.08%	2.88%

Supplemental Data
Net assets, end of year (000)	$994,321	$896,228	$782,374	$788,443	$687,758

Portfolio turnover rate(h)	22%	22%	27%	21%	112%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on April 16, 2021.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Amount is less than $0.005 per share.
(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Portfolio turnover rate excludes in-kind transactions, if any.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Morningstar Mid-Cap Value	Diversified
Morningstar Small-Cap	Diversified
Morningstar U.S. Equity	Diversified
Morningstar Value	Diversified

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

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Notes to Financial Statements (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

•

Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)

Morningstar Mid-Cap Value

Barclays Bank PLC	$1,508,443	$(1,508,443)	$—	$—

BofA Securities, Inc.	2,660,392	(2,660,392)	—	—

J.P. Morgan Securities LLC	2,247,771	(2,247,771)	—	—

UBS AG	1,130,652	(1,130,652)	—	—

UBS Securities LLC	712,575	(712,575)	—	—

Wells Fargo Bank N.A.	677,767	(677,767)	—	—

Wells Fargo Securities LLC	24,556	(24,556)	—	—

	$8,962,156	$(8,962,156)	$—	$—

Morningstar Small-Cap

Barclays Bank PLC	$1,168,745	$(1,168,745)	$—	$—

Barclays Capital, Inc.	206,193	(206,193)	—	—

BMO Capital Markets Corp.	4,742	(4,742)	—	—

BNP Paribas SA	1,519,355	(1,519,355)	—	—

BofA Securities, Inc.	2,275,065	(2,275,065)	—	—

Citadel Clearing LLC	485,074	(485,074)	—	—

Citigroup Global Markets, Inc.	3,455,240	(3,455,240)	—	—

Goldman Sachs & Co. LLC	3,921,358	(3,921,358)	—	—

HSBC Bank PLC	596,406	(596,406)	—	—

J.P. Morgan Securities LLC	2,083,283	(2,083,283)	—	—

Jefferies LLC	43,090	(43,090)	—	—

Morgan Stanley	3,094,709	(3,094,709)	—	—

National Financial Services LLC	523,805	(523,805)	—	—

Natixis SA	2,004	(2,004)	—	—

Nomura Securities International, Inc.	2,916	(2,916)	—	—

Scotia Capital (USA), Inc.	134,179	(134,179)	—	—

SG Americas Securities LLC	4,054	(4,054)	—	—

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Notes to Financial Statements (continued)

iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Morningstar Small-Cap (continued)
State Street Bank & Trust Co.	$71,566	$(71,566)	$—	$—
Toronto-Dominion Bank	55,258	(55,258)	—	—
UBS AG	570,038	(570,038)	—	—
UBS Securities LLC	245,218	(245,218)	—	—
Virtu Americas LLC	214,164	(214,164)	—	—
Wells Fargo Bank N.A.	1,293,958	(1,293,958)	—	—
Wells Fargo Securities LLC	326,512	(326,512)	—	—

	$22,296,932	$(22,296,932)	$—	$—

Morningstar U.S. Equity
Barclays Bank PLC	$146,092	$(146,092)	$—	$—
BNP Paribas SA	292,973	(292,973)	—	—
BofA Securities, Inc.	361,928	(361,928)	—	—
Citigroup Global Markets, Inc.	438,880	(438,880)	—	—
Goldman Sachs & Co. LLC	452,861	(452,861)	—	—
HSBC Bank PLC	2,135,059	(2,131,074)	—	3,985
J.P. Morgan Securities LLC	1,643,351	(1,643,351)	—	—
Scotia Capital, Inc.	121,512	(120,267)	—	1,245
UBS AG	462	(462)	—	—
Wells Fargo Bank N.A.	1,382,347	(1,382,347)	—	—
Wells Fargo Securities LLC	64,512	(63,900)	—	612

	$7,039,977	$(7,034,135)	$—	$5,842

Morningstar Value
Barclays Bank PLC	$3,299	$(3,299)	$—	$—
BNP Paribas SA	485,541	(485,541)	—	—
BofA Securities, Inc.	63,323	(63,323)	—	—
J.P. Morgan Securities LLC	750,554	(750,554)	—	—
Morgan Stanley	54,728	(54,683)	—	45
Wells Fargo Bank N.A.	197,031	(197,031)	—	—

	$1,554,476	$(1,554,431)	$—	$45

(a)

Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of April 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

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Notes to Financial Statements (continued)

value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fees
Morningstar Mid-Cap Value	0.06%
Morningstar Small-Cap	0.04
Morningstar U.S. Equity	0.03
Morningstar Value	0.04

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 84% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold, each Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

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Notes to Financial Statements (continued)

The share of securities lending income earned by each Fund is shown as securities lending income - affiliated - net in its Statements of Operations. For the year ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Amounts
Morningstar Mid-Cap Value	$21,716
Morningstar Small-Cap	40,476
Morningstar U.S. Equity	8,494
Morningstar Value	7,098

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the year ended April 30, 2025, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Morningstar Mid-Cap Value	$129,689,016	$110,430,078	$4,153,679
Morningstar Small-Cap	27,706,941	26,211,840	5,181,434
Morningstar U.S. Equity	15,686,065	12,824,898	(3,687,816)
Morningstar Value	156,933,965	131,934,537	13,594,575

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the year ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Morningstar Mid-Cap Value	$197,684,369	$196,473,858
Morningstar Small-Cap	56,084,257	55,932,110
Morningstar U.S. Equity	38,963,005	39,636,973
Morningstar Value	212,955,865	214,055,075

For the year ended April 30, 2025, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Morningstar Mid-Cap Value	$117,160,166	$90,626,539
Morningstar Small-Cap	10,135,570	8,941,325
Morningstar U.S. Equity	211,495,536	240,030,415
Morningstar Value	166,333,065	127,635,031

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.

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Notes to Financial Statements (continued)

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2025, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:

iShares ETF	Paid-in capital	Accumulated earnings (loss)
Morningstar Mid-Cap Value	$28,336,136	$(28,336,136)
Morningstar Small-Cap	2,288,406	(2,288,406)
Morningstar U.S. Equity	106,806,345	(106,806,345)
Morningstar Value	49,787,677	(49,787,677)

The tax character of distributions paid was as follows:

iShares ETF	Year Ended 04/30/25	Year Ended 04/30/24
Morningstar Mid-Cap Value Ordinary income	$15,757,832	$12,832,610

Morningstar Small-Cap Ordinary income	$3,073,951	$3,167,971

Morningstar U.S. Equity Ordinary income	$13,415,529	$11,860,921

Morningstar Value Ordinary income	$19,972,638	$19,636,858

As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:

iShares ETF	Undistributed Ordinary Income	Non-expiring Capital Loss Carryforwards(a)	Net Unrealized Gains (Losses)(b)	Total
Morningstar Mid-Cap Value	$692,041	$(24,558,579)	$59,656,404	$35,789,866
Morningstar Small-Cap	442,520	(33,851,271)	(3,289,198)	(36,697,949)
Morningstar U.S. Equity	978,340	(79,790,332)	234,194,555	155,382,563
Morningstar Value	1,836,061	(23,259,843)	150,401,309	128,977,527

(a)	Amounts available to offset future realized capital gains.
(b)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the characterization of corporate actions, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and undistributed capital gains from underlying REIT investments.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended April 30, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:

iShares ETF	Utilized
Morningstar Mid-Cap Value	$7,400,225
Morningstar Small-Cap	3,447,469
Morningstar Value	14,884,213

As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Morningstar Mid-Cap Value	$592,503,396	$103,787,255	$(44,121,806)	$59,665,449
Morningstar Small-Cap	240,440,972	41,323,586	(44,612,784)	(3,289,198)
Morningstar U.S. Equity	710,136,321	284,363,477	(50,167,421)	234,196,056
Morningstar Value	844,421,067	197,263,825	(46,859,450)	150,404,375

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;

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Notes to Financial Statements (continued)

(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (continued)

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Year Ended 04/30/25		Year Ended 04/30/24

iShares ETF	Shares	Amount	Shares	Amount

Morningstar Mid-Cap Value

Shares sold	1,650,000	$118,585,540	850,000	$52,070,944

Shares redeemed	(1,250,000)	(90,757,304)	(550,000)	(36,415,020)

	400,000	$27,828,236	300,000	$15,655,924

Morningstar Small-Cap

Shares sold	200,000	$10,521,406	50,000	$2,623,248

Shares redeemed	(150,000)	(8,808,443)	(350,000)	(17,769,911)

	50,000	$1,712,963	(300,000)	$(15,146,663)

Morningstar U.S. Equity

Shares sold	2,750,000	$212,119,848	100,000	$6,276,740

Shares redeemed	(2,900,000)	(240,455,974)	(850,000)	(53,458,886)

	(150,000)	$(28,336,126)	(750,000)	$(47,182,146)

Morningstar Value

Shares sold	2,100,000	$167,239,190	950,000	$62,582,240

Shares redeemed	(1,650,000)	(130,230,860)	(850,000)	(58,015,847)

	450,000	$37,008,330	100,000	$4,566,393

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of iShares Trust and Shareholders of each of the four funds listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025 in conformity with accounting principles generally accepted in the United States of America.

iShares Morningstar Mid-Cap Value ETF iShares Morningstar Small-Cap ETF iShares Morningstar U.S. Equity ETF iShares Morningstar Value ETF

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

June 24, 2025

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	59

Important Tax Information (unaudited)

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:

iShares ETF	Qualified Dividend Income
Morningstar Mid-Cap Value	$13,431,807
Morningstar Small-Cap	2,416,447
Morningstar U.S. Equity	12,839,638
Morningstar Value	19,233,333

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:

iShares ETF	Qualified Business Income
Morningstar Mid-Cap Value	$1,759,809
Morningstar Small-Cap	653,048
Morningstar U.S. Equity	631,739
Morningstar Value	804,740

The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:

iShares ETF	Dividends-Received Deduction
Morningstar Mid-Cap Value	82.97%
Morningstar Small-Cap	73.48
Morningstar U.S. Equity	92.52
Morningstar Value	92.96

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Additional Information

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.

A D D I T I O N A L I N F O R M A T I O N	61

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation

CVR	Contingent Value Rights

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com | 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 24, 2025